UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Item 1.	Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.2%
Domestic Equity Investment Companies - 70.8%

VALIC Co. I Blue Chip Growth Fund	780,034	$5,686,448
VALIC Co. I Global Real Estate Fund	1,142,150	7,366,866
VALIC Co. I Mid Cap Index Fund	88,243	1,175,402
VALIC Co. I Small Cap Special Values Fund	805,439	4,856,796
VALIC Co. I Stock Index Fund	295,924	5,640,302
VALIC Co. I Value Fund	707,142	5,091,422
VALIC Co. II Capital Appreciation Fund	1,778,291	12,323,557
VALIC Co. II Large Cap Value Fund	229,530	1,934,940
VALIC Co. II Mid Cap Value Fund	503,587	5,539,462
VALIC Co. II Small Cap Growth Fund†	244,369	1,972,062
VALIC Co. II Small Cap Value Fund	567,194	4,792,786

Total Domestic Equity Investment Companies
(cost $55,118,300)		56,380,043

Fixed Income Investment Companies - 19.9%

VALIC Co. I International Government Bond Fund	67,528	779,947
VALIC Co. II Core Bond Fund	937,472	8,765,368
VALIC Co. II High Yield Bond Fund	638,482	3,958,590
VALIC Co. II Strategic Bond Fund	246,130	2,357,922

Total Fixed Income Investment Companies
(cost $14,691,308)		15,861,827

International Equity Investment Companies - 9.5%

VALIC Co. I International Equities Fund	755,686	3,891,781
VALIC Co. I International Growth I Fund	294,793	2,443,836
VALIC Co. II International Small Cap Equity Fund	127,984	1,231,202

Total International Equity Investment Companies
(cost $7,503,446)		7,566,819

TOTAL INVESTMENTS
(cost $77,313,054)(2)	100.2%	79,808,689
Liabilities in excess of other assets	(0.2)	(197,180)

NET ASSETS	100.0%	$79,611,509

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.4%
Aerospace/Defense - 2.1%

Lockheed Martin Corp.	14,400	$1,204,272

Agricultural Chemicals - 3.2%

Potash Corp. of Saskatchewan, Inc.	9,400	1,088,896
The Mosaic Co.	12,600	689,220

		1,778,116

Applications Software - 4.6%

Intuit, Inc.†	26,300	715,886
Microsoft Corp.	54,700	1,142,683
Salesforce.com, Inc.†	18,200	690,690

		2,549,259

Athletic Footwear - 1.6%

NIKE, Inc., Class B	16,200	924,210

Banks-Fiduciary - 1.5%

State Street Corp.	17,500	812,875

Banks-Super Regional - 0.8%

Wells Fargo & Co.	17,800	453,900

Beverages-Non-alcoholic - 1.1%

The Coca-Cola Co.	13,100	643,996

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	42,000	578,340
The DIRECTV Group, Inc.†	25,100	564,750

		1,143,090

Chemicals-Specialty - 1.1%

Ecolab, Inc.	17,200	642,420

Coal - 1.5%

CONSOL Energy, Inc.	19,900	819,084

Commercial Services-Finance - 2.3%

Mastercard, Inc., Class A	3,500	617,155
Paychex, Inc.	24,200	662,354

		1,279,509

Computers - 6.4%

Apple, Inc.†	9,800	1,330,938
Hewlett-Packard Co.	34,500	1,185,075
International Business Machines Corp.	10,200	1,084,056

		3,600,069

Computers-Memory Devices - 2.2%

EMC Corp.†	102,600	1,205,550

Distribution/Wholesale - 2.2%

Fastenal Co.	18,800	624,536
WW Grainger, Inc.	7,900	622,757

		1,247,293

E-Commerce/Products - 1.4%

Amazon.com, Inc.†	9,900	772,101

E-Commerce/Services - 2.2%

eBay, Inc.†	70,400	1,240,448

Electronic Components-Semiconductors - 1.2%

Intel Corp.	42,200	663,384

Electronic Measurement Instruments - 1.5%

FLIR Systems, Inc.†	36,800	826,528

Energy-Alternate Sources - 2.3%

First Solar, Inc.†	6,700	1,273,000

Engineering/R&D Services - 3.5%

Fluor Corp.	17,400	817,452
Jacobs Engineering Group, Inc.†	26,600	1,141,140

		1,958,592

Enterprise Software/Service - 3.5%

CA, Inc.	40,000	698,000
Oracle Corp.	64,600	1,265,514

		1,963,514

Finance-Investment Banker/Broker - 0.6%

The Charles Schwab Corp.	19,400	341,440

Industrial Gases - 1.0%

Praxair, Inc.	7,669	561,371

Insurance Brokers - 1.0%

AON Corp.	15,200	547,200

Medical Instruments - 1.1%

St. Jude Medical, Inc.†	15,500	604,810

Medical Products - 4.6%

Johnson & Johnson	21,200	1,169,392
Stryker Corp.	22,100	849,524
Varian Medical Systems, Inc.†	15,200	543,552

		2,562,468

Medical-Biomedical/Gene - 8.3%

Amgen, Inc.†	21,100	1,053,734
Biogen Idec, Inc.†	16,900	875,251
Genzyme Corp.†	10,400	615,056
Gilead Sciences, Inc.†	26,700	1,150,770
Life Technologies Corp.†	7,900	306,362
Myriad Genetics, Inc.†	18,000	650,880

		4,652,053

Medical-Drugs - 5.0%

Abbott Laboratories	10,900	491,154
Bristol-Myers Squibb Co.	56,700	1,129,464
Forest Laboratories, Inc.†	23,700	561,453
Merck & Co., Inc.	21,800	601,244

		2,783,315

Medical-Generic Drugs - 1.0%

Mylan, Inc.†	42,600	562,746

Oil & Gas Drilling - 2.7%

Diamond Offshore Drilling, Inc.	11,200	943,936
Noble Corp.	16,800	577,416

		1,521,352

Oil Companies-Exploration & Production - 1.4%

Southwestern Energy Co.†	18,000	782,460

Oil Companies-Integrated - 1.0%

Exxon Mobil Corp.	7,900	547,865

Oil Field Machinery & Equipment - 2.6%

Cameron International Corp.†	22,000	687,060
National-Oilwell Varco, Inc.†	19,400	749,228

		1,436,288

Pharmacy Services - 2.1%

Express Scripts, Inc.†	18,700	1,197,735

Retail-Auto Parts - 2.1%

AutoZone, Inc.†	4,400	669,460
O’Reilly Automotive, Inc.†	14,800	533,540

		1,203,000

Retail-Discount - 3.5%

Family Dollar Stores, Inc.	23,200	702,264
Wal-Mart Stores, Inc.	25,300	1,258,422

		1,960,686

Retail-Restaurants - 1.8%

McDonald’s Corp.	17,200	1,014,628

Savings & Loans/Thrifts - 2.6%

Hudson City Bancorp, Inc.	68,500	878,855
New York Community Bancorp, Inc.	51,800	572,908

		1,451,763

Schools - 1.7%

Apollo Group, Inc., Class A†	7,600	449,160
ITT Educational Services, Inc.†	5,400	495,666

		944,826

Telecom Services - 0.0%

Harris Stratex Networks, Inc.†	3,875	18,484

Telecommunication Equipment - 0.9%

Harris Corp.	15,600	484,848

Telephone-Integrated - 1.0%

AT&T, Inc.	22,300	552,817

Transport-Rail - 1.9%

Burlington Northern Santa Fe Corp.	7,600	550,544
Union Pacific Corp.	10,600	522,262

		1,072,806

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.	12,200	620,004

Web Portals/ISP - 2.2%

Google, Inc., Class A†	3,000	1,251,690

Total Long-Term Investment Securities
(cost $62,497,332)		55,677,865

REPURCHASE AGREEMENT - 3.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $1,943,002 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 10/18/16 and having an approximate value of $2,003,300

(cost $1,943,000)	$1,943,000	1,943,000

TOTAL INVESTMENTS
(cost $64,440,332)(1)	102.9%	57,620,865
Liabilities in excess of other assets	(2.9)	(1,636,490)

NET ASSETS	100.0%	$55,984,375

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.3%
Domestic Equity Investment Companies - 35.9%

VALIC Co. I Blue Chip Growth Fund	44,080	$321,345
VALIC Co. I Global Real Estate Fund	280,670	1,810,323
VALIC Co. I Mid Cap Index Fund	39,339	523,999
VALIC Co. I Small Cap Special Values Fund	320,460	1,932,375
VALIC Co. I Stock Index Fund	127,793	2,435,736
VALIC Co. I Value Fund	218,208	1,571,099
VALIC Co. II Capital Appreciation Fund	609,318	4,222,573
VALIC Co. II Large Cap Value Fund	85,958	724,629
VALIC Co. II Mid Cap Value Fund	250,180	2,751,984
VALIC Co. II Small Cap Growth Fund†	52,359	422,535
VALIC Co. II Small Cap Value Fund	225,297	1,903,756

Total Domestic Equity Investment Companies
(cost $16,621,412)		18,620,354

Fixed Income Investment Companies - 62.0%

VALIC Co. I Government Securities Fund	435,317	4,570,827
VALIC Co. I International Government Bond Fund	272,619	3,148,746
VALIC Co. II Core Bond Fund	1,758,825	16,445,015
VALIC Co. II High Yield Bond Fund	854,509	5,297,955
VALIC Co. II Strategic Bond Fund	274,618	2,630,839

Total Fixed Income Investment Companies
(cost $31,493,498)		32,093,382

International Equity Investment Companies - 2.4%

VALIC Co. I International Equities Fund (cost $1,055,452)	242,040	1,246,507

TOTAL INVESTMENTS
(cost $49,170,362)(2)	100.3%	51,960,243
Liabilities in excess of other assets	(0.3)	(159,320)

NET ASSETS	100.0%	$51,800,923

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
ASSET BACKED SECURITIES - 5.5%
Diversified Financial Services - 5.5%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$660,000	$326,403
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	390,000	365,841
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	168,207	137,287
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.14% due 07/25/37(2)(3)	971,730	833,991
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.30% due 12/10/49(1)(3)	870,000	431,784
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)	1,377,000	1,274,962
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.63% due 02/05/19*(1)(4)	1,035,000	805,111
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(1)	340,000	310,584
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.49% due 05/10/40(1)(3)	100,000	99,302
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	1,330,000	698,561
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(1)(3)	1,698,000	598,605
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)	285,000	287,823
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(5)	500,000	410,000
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	170,978	129,409
Swift Master Auto Receivables Trust Series 2007-2, Class A 0.99% due 10/15/12(4)	2,260,734	1,986,073
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)	409,688	281,196

Total Asset Backed Securities (cost $12,433,484)		8,976,932

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)(8) (cost $28,000)	28,000	5,600

CORPORATE BONDS & NOTES - 37.8%
Advertising Services - 0.0%

Jostens Holding Corp. Company Guar. Notes 7.63% due 10/01/12	25,000	24,625
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15†*(9)(10)	6,000	2,745

		27,370

Aerospace/Defense - 0.2%

Boeing Co. Senior Notes 6.88% due 03/15/39	356,000	388,421

Aerospace/Defense-Equipment - 0.1%

Goodrich Corp. Senior Notes 6.13% due 03/01/19	145,000	140,896

Agricultural Chemicals - 0.2%

Monsanto Co. Senior Notes 5.50% due 08/15/25	115,000	109,312
Terra Capital, Inc. Co. Guar. Notes 7.00% due 02/01/17	160,000	149,600

		258,912

Airlines - 0.2%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	145,000	111,650
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	18,000	16,470
Continental Airlines, Inc. Pass Thru Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	20,000	18,500
Delta Airlines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 09/18/11	75,000	69,750
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	159,772	111,840
United Airlines, Inc. Pass Through Trust Series 2001-1 Class B 6.93% due 09/01/11	5,000	6,338

		334,548

Banks-Commercial - 1.2%

American Express Bank FSB Senior Notes 5.55% due 10/17/12	245,000	240,746
CoBank ACB Sub. Notes 7.88% due 04/16/18*	80,000	76,917
Independence Community Bank Corp. Sub. Notes 3.35% due 06/20/13(4)	81,000	67,374
KeyBank NA Sub. Notes 5.45% due 03/03/16	258,000	205,650
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	70,832
PNC Bank NA Sub. Notes 6.88% due 04/01/18	170,000	158,843
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	293,000	271,638
Sovereign Bank Sub. Notes 8.75% due 05/30/18	106,000	96,460
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	289,000	217,678
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	170,000	158,055
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	420,000	355,360

		1,919,553

Banks-Fiduciary - 0.1%

State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/37(4)	420,000	193,714

Banks-Money Center - 0.0%

Chase Capital III Company Guar. Notes 1.81% due 03/01/27(4)	92,000	41,025

Banks-Super Regional - 1.3%

Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	180,000	151,299
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	175,000	180,310
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	616,000	591,781
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(4)(11)	250,000	134,057
Wachovia Corp. Sub. Notes 4.88% due 02/15/14	240,000	228,139
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	318,000	328,306
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/15/18(4)(11)	598,000	466,440

		2,080,332

Beverages-Non-alcoholic - 0.6%

Bottling Group LLC Senior Notes 5.13% due 01/15/19	355,000	353,782
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	304,000	343,373
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	320,000	322,590

		1,019,745

Brewery- 0.4%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	205,000	213,909
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	425,000	453,232

		667,141

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(14)	179,387	50,228
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	60,000	20,850

		71,078

Cable/Satellite TV - 1.5%

CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(9)(10)	34,000	33,660
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13†*(9)(10)	309,000	285,825
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(9)(10)	30,000	27,450
CCO LLC/CCO Senior Notes 10.38% due 04/30/14†*(9)(10)	338,000	321,100

Cable/Satellite TV (continued)

Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	359,000	360,573
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	125,000	111,172
COX Communications, Inc. Bonds 8.38% due 03/01/39*	455,000	477,892
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	348,000	401,902
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	155,000	157,946
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	316,000	354,021

		2,531,541

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	75,000	78,750
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	118,000	96,760

		175,510

Casino Services - 0.1%

Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	75,000	54,750
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	120,000	64,200

		118,950

Cellular Telecom - 1.0%

Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	594,000	645,648
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	24,875
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	200,000	158,000
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	13,000	10,822
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	12,000	9,510
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	350,000	357,095
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	368,000	389,160

		1,595,110

Chemicals-Diversified - 0.4%

Dow Chemical Co. Senior Notes 7.38% due 11/01/29	229,000	191,154
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	376,000	375,963
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	160,000	162,311

		729,428

Chemicals-Specialty - 0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	85,000	58,225
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	75,000	28,500

Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	157,000	36,895

		123,620

Computer Services - 0.0%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	65,000	50,050

Consumer Products-Misc. - 0.1%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	185,000	155,400

Cosmetics & Toiletries - 0.3%

Procter & Gamble Co. Notes 4.70% due 02/15/19	460,000	456,882

Decision Support Software - 0.1%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	125,000	95,312

Direct Marketing - 0.0%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	95,000	53,438

Distribution/Wholesale - 0.1%

KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(4)	108,000	81,000
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	72,000	61,560

		142,560

Diversified Banking Institutions - 4.7%

Bank of America Corp. Sub. Notes 5.75% due 08/15/16	391,000	330,877
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	75,000	59,857
Bank of America Corp. Senior Notes 7.38% due 05/15/14	352,000	370,450
Bank of America Corp. Senior Notes 7.63% due 06/01/19	170,000	172,184
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(4)	315,000	287,619
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	135,000	117,380
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	246,000	235,859
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	294,000	281,968
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	385,000	367,484
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	516,000	381,993
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	453,000	398,638
GMAC LLC Senior Notes 6.00% due 12/15/11	250,000	221,250
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	203,000	181,685
GMAC LLC Sub. Notes 8.00% due 12/31/18*	170,000	123,250
JPMorgan Chase & Co. Senior Notes 4.65% due 06/01/14	231,000	229,445
JPMorgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	317,000	248,845
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	306,000	302,990
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	407,000	404,928
Morgan Stanley Sub. Notes 4.75% due 04/01/14	410,000	375,133
Morgan Stanley Senior Notes 5.38% due 10/15/15	220,000	208,106
Morgan Stanley Senior Notes 5.45% due 01/09/17	198,000	181,306
Morgan Stanley Senior Notes 5.95% due 12/28/17	141,000	132,462
Morgan Stanley Senior Notes 6.00% due 04/28/15	587,000	573,298
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	363,000	353,366
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	167,000	170,490
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	260,000	247,919
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	272,000	276,551
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	165,000	151,055
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	215,000	180,240
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	170,000	178,882

		7,745,510

Diversified Financial Services - 0.7%

Associates Corp. of North America Senior Notes 6.95% due 11/01/18	165,000	148,024
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	278,499
General Electric Capital Corp. Senior Notes 5.90% due 05/13/14	268,000	270,049
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	568,000	522,196

		1,218,768

Diversified Manufacturing Operations - 0.3%

General Electric Co. Senior Notes 5.25% due 12/06/17	425,000	420,959

Electric-Generation - 0.5%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	440,000	343,463

Electric-Generation (continued)
The AES Corp. Senior Notes 8.00% due 10/15/17	320,000	297,600
The AES Corp. Senior Notes 8.88% due 02/15/11	190,000	191,425

		832,488

Electric-Integrated - 4.1%

Ameren Corp. Senior Notes 8.88% due 05/15/14	259,000	267,798
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	155,000	168,710
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	266,000	284,399
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	99,000	110,033
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(4)	506,000	304,865
Energy East Corp. Notes 6.75% due 07/15/36	205,000	180,182
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	309,000	288,710
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	175,000	177,074
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	195,000	169,131
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	395,000	393,025
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	89,453	84,533
Nevada Power Co. Notes 7.13% due 03/15/19	310,000	313,385
Peco Energy Co. 1st Mtg. Bonds 5.00% due 10/01/14	175,000	183,930
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	490,000	506,265
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	195,000	195,729
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	115,000	122,925
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	727,000	657,034
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	150,000	0
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	165,000	97,763
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	175,000	103,687
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	167,000	171,841
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	2,000,000	2,004,780

		6,785,799

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	90,000	80,550
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	215,000	181,781
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13†*(4)(9)(10)	145,000	91,350

		353,681

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	95,000	86,450

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	225,000	204,881
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	222,000	211,306

		416,187

Finance-Commercial - 0.2%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	410,000	329,205

Finance-Credit Card - 0.3%

American Express Co. Senior Notes 7.25% due 05/20/14	170,000	173,553
American Express Co. Senior Notes 8.13% due 05/20/19	166,000	166,511

Finance-Credit Card (continued)

FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	230,000	216,214

		556,278

Finance-Investment Banker/Broker - 0.9%

Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(4)(9)(10)(11)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(10)	179,000	18
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(10)	230,000	23
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	165,000	150,346
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	187,000	151,076
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	215,000	168,865
Morgan Stanley Senior Notes 5.75% due 10/18/16	291,000	275,602
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	85,000	74,908
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	355,000	334,830
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	283,000	288,699

		1,444,382

Finance-Mortgage Loan/Banker - 0.4%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	416,000	417,422
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	190,000	183,624

		601,046

Food-Misc. - 0.5%

ConAgra Foods, Inc. Notes 7.00% due 04/15/19	248,000	266,815
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	256,000	278,487
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	361,000	365,315

		910,617

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	140,000	75,600

Gas-Distribution - 0.2%

Sempra Energy Senior Notes 6.50% due 06/01/16	340,000	346,893

Home Furnishings - 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(13)	7,000	140

Independent Power Producers - 0.3%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	495,000	465,919

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	145,000	145,016
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	40,000	21,900

		166,916

Insurance-Life/Health - 0.8%

Americo Life, Inc. Notes 7.88% due 05/01/13*	109,000	70,850
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	308,000	270,948
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	120,000	115,943
Pricoa Global Funding I Notes 5.30% due 09/27/13*	470,000	439,074
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	171,000	169,063
Prudential Financial, Inc. Notes 6.63% due 12/01/37	205,000	176,369

		1,242,247

Insurance-Multi-line - 0.2%

Allstate Corp. Senior Notes 7.45% due 05/16/19	132,000	137,889
MetLife, Inc. Senior Notes 6.75% due 06/01/16	175,000	178,080

		315,969

Insurance-Mutual - 0.4%

Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	384,000	238,080

Insurance-Mutual (continued)

Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	445,000	468,027

		706,107

Insurance-Property/Casualty - 0.2%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	336,000	324,392

Insurance-Reinsurance - 0.2%

Berkshire Hathaway Finance Corp. Company Guar. Notes 4.00% due 04/15/12*	245,000	256,189

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	264,867

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc. Senior Notes 7.90% due 12/15/18	398,000	447,053

Medical Labs & Testing Services - 0.2%

Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	324,000	335,563

Medical Products - 0.4%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	500,000	530,072
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	68,000	69,530
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	109,000	103,550

		703,152

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 6.40% due 02/01/39	505,000	515,099

Medical-Drugs - 0.8%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	75,000	74,812
Pfizer, Inc. Senior Notes 4.45% due 03/15/12	119,000	126,110
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	410,000	463,524
Wyeth Bonds 5.50% due 02/01/14	693,000	741,326

		1,405,772

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	200,346
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	117,000	119,600

		319,946

Medical-Hospitals - 0.5%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	120,000	118,650
HCA, Inc. Senior Notes 6.25% due 02/15/13	225,000	190,125
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	150,000	147,375
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	235,000	230,887
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	125,000	122,188

		809,225

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 6.50% due 06/15/18	224,000	190,229
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(4)(8)	108,856	57,694

		247,923

Multimedia - 1.0%

News America, Inc. Company Guar. Notes 6.15% due 03/01/37	205,000	162,518
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	570,000	477,965
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	506,000	525,405
Viacom, Inc. Senior Notes 6.25% due 04/30/16	500,000	477,930

		1,643,818

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	52,763
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	162,000	165,082

Non-Hazardous Waste Disposal (continued)

Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	205,000	195,921

		413,766

Office Automation & Equipment - 0.4%

Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	510,000	498,425
Xerox Corp. Senior Notes 6.35% due 05/15/18	165,000	143,550

		641,975

Oil Companies-Exploration & Production - 1.4%

Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	83,500
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	665,000	621,775
Devon Financing Corp. Company Guar. Notes 6.88% due 09/30/11	550,000	596,212
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	145,000	124,700
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	252,000	220,577
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16	340,000	331,932
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	515,000	417,150

		2,395,846

Oil Companies-Integrated - 0.8%

ConocoPhillips Company Guar. Notes 6.00% due 01/15/20	308,000	319,703
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	182,000	188,088
Hess Corp. Senior Notes 7.13% due 03/15/33	195,000	184,237
Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	268,862
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	293,000	294,524

		1,255,414

Oil Refining & Marketing - 0.2%

Valero Energy Corp. Senior Notes 6.63% due 06/15/37	415,000	340,565

Oil-Field Services - 0.2%

Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	170,000	130,107
Weatherford International, Ltd. Company Guar. Notes 9.88% due 03/01/39	221,000	247,645

		377,752

Paper & Related Products - 0.1%

Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	90,000	85,050
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	20,000	18,800

		103,850

Physicians Practice Management - 0.1%

US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	115,000	109,537

Pipelines - 1.1%

CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	175,000	154,278
Copano Energy LLC Company Guar. Notes 7.75% due 06/01/18	50,000	44,250
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	545,000	506,850
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	215,000	181,675
Kinder Morgan Energy Partners LP Senior Notes 6.85% due 02/15/20	330,000	328,303
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	191,000	146,371
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	540,000	523,800

		1,885,527

Property Trust - 0.2%

WEA Finance LLC Company Guar. Notes 7.50% due 06/02/14*	400,000	395,683

Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	120,000	4,800

Real Estate Investment Trusts - 0.1%

Simon Property Group LP Senior Notes 10.35% due 04/01/19	85,000	95,736

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(9)(10)	100,000	375

Rental Auto/Equipment - 0.0%

United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	90,000	73,350

Research & Development - 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	155,000	39,719

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	170,000	170,329

Retail-Drug Store - 0.1%

CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	175,000	174,999

Retail-Restaurants - 0.4%

McDonald’s Corp. Senior Notes 5.70% due 02/01/39	412,000	401,602
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	209,000	192,280

		593,882

Savings & Loans/Thrifts - 0.2%

Western Financial Bank Sub. Notes 9.63% due 05/15/12	266,000	264,419

Schools - 0.1%

Princeton University Notes 5.70% due 03/01/39	226,000	218,926

Special Purpose Entities - 0.8%

CCM Merger, Inc. Notes 8.00% due 08/01/13*	150,000	103,500
CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*	527,800	465,784
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	120,000	75,600
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	739,000	722,954

		1,367,838

Steel-Producers - 0.5%

ArcelorMittal USA, Inc. Senior Notes 6.50% due 04/15/14	370,000	340,263
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	690,000	394,759
Ryerson, Inc. Company Guar. Notes 8.40% due 11/01/14(4)	125,000	68,906

		803,928

Telecom Services - 1.1%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	614,000	492,281
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	130,000	44,525
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	210,000	190,050
Qwest Corp. Senior Notes 6.50% due 06/01/17	200,000	177,500
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	128,925
Qwest Corp. Senior Notes 8.38% due 05/01/16*	152,000	149,340
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	3,000	3,007
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	550,000	606,221

		1,791,849

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 5.63% due 06/15/16	155,000	157,767
AT&T, Inc. Senior Notes 6.30% due 01/15/38	320,000	300,598
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,845
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	450,000	438,903
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	138,000	135,930
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	335,000	264,650
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	160,000	164,334

Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	155,000	153,387

		1,628,414

Television - 0.0%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	65,000	45,337
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(4)(8)(9)(10)	326,373	326
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(9)(10)	105,000	788

		46,451

Transactional Software - 0.0%

Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	120,000	31,200

Transport-Air Freight - 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	261,914	183,340
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	199,877	127,921
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	229,963	170,172

		481,433

Transport-Rail - 0.3%

CSX Corp. Senior Notes 6.25% due 04/01/15	205,000	202,844
CSX Corp. Senior Notes 6.25% due 03/15/18	264,000	253,304

		456,148

Transport-Services - 0.4%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	275,000	224,125
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	110,000	111,568
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	272,000	276,281

		611,974

Total Corporate Bonds & Notes (cost $65,743,897)		62,440,381

FOREIGN CORPORATE BONDS & NOTES - 7.9%
Banks-Commercial - 2.0%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(4)(11)	650,000	344,835
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(4)(11)	390,000	212,542
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	342,000	281,761
Barclays Bank PLC Senior Notes 6.75% due 05/22/19	228,000	226,057
Caisse Nationale des Caisses d’Epargne et de Prevoyance Senior Notes 3.06% due 12/30/09(4)(11)	132,000	80,520
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(11)	350,000	219,009
Credit Suisse New York Senior Notes 5.50% due 05/01/14	180,000	181,800
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(4)(11)	205,000	77,900
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	410,000	410,390
Rabobank Nederland NV Sub. Notes 11.00% due 06/30/19*(4)(11)	529,000	529,000
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	400,000	394,174
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(4)(11)	820,000	319,800

		3,277,788

Banks-Money Center - 0.1%

Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(4)(11)	590,000	241,900

Brewery - 0.2%

SABMiller PLC Notes 6.50% due 07/15/18*	322,000	315,058

Containers-Metal/Glass - 0.1%

Rexam PLC Senior Notes 6.75% due 06/01/13*	254,000	228,748

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	300,000	249,750

Diversified Financial Services - 0.0%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	60,000	39,845

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	103,000	95,018

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	204,000	216,868
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	80,000	81,000
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	60,000	61,725

		359,593

Diversified Operations - 0.3%

Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	394,000	419,425

Electric-Integrated - 0.9%

Electricite de France Notes 6.50% due 01/26/19*	500,000	540,228
Electricite de France Notes 6.95% due 01/26/39*	685,000	751,048
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	210,000	192,495

		1,483,771

Food-Meat Products - 0.1%

JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	94,000

Insurance-Multi-line - 0.3%

Aegon NV Senior Notes 3.22% due 07/15/14(4)(11)	189,000	62,843
XL Capital Finance PLC Company Guar. Notes 6.50% due 01/15/12	170,000	148,280
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	242,141

		453,264

Investment Companies - 0.1%

Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	223,000	161,140

Medical Products - 0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.01% due 12/01/13(4)	60,000	43,200
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	260,000	126,100

		169,300

Medical-Drugs - 0.2%

Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	345,000	310,500

Metal-Diversified - 0.1%

Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	218,000	201,178

Oil Companies-Exploration & Production - 0.4%

Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	205,000	200,451
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	190,000	128,250
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	10,000	6,900
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	340,000	356,443

		692,044

Oil Companies-Integrated - 0.5%

Petro-Canada Senior Notes 6.05% due 05/15/18	140,000	130,843
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	420,000	433,919
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	251,000	225,575

		790,337

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16†*(9)(10)	165,000	14,850

Satellite Telecom - 0.2%

Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(13)	65,000	58,662
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	215,000	210,700
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	145,000	142,825

		412,187

Special Purpose Entities - 0.6%

Aries Vermoegensverwaltungs GmbH
Sec. Notes
9.60% due 10/25/14	500,000	632,500
Hybrid Capital Funding I LP
Bonds
8.00% due 06/30/11(11)	260,000	67,600
SMFG Preferred Capital, Ltd.
Sub. Notes
6.08% due 01/25/17*(4)(11)	272,000	210,036

		910,136

Steel-Producers - 0.1%

ArcelorMittal
Senior Notes
9.85% due 06/01/19	160,000	164,455

SupraNational - 0.1%

Corporacion Andina de Fomento
Notes
8.13% due 06/04/19	194,000	199,577

Telephone-Integrated - 0.7%

Deutsche Telekom International Finance BV
Company Guar. Bonds
6.75% due 08/20/18	155,000	165,185
Telecom Italia Capital SA
Company Guar. Notes
4.95% due 09/30/14	552,000	523,986
Telecom Italia Capital SA
Company Guar. Bonds
6.20% due 07/18/11	500,000	516,162

		1,205,333

Transport-Marine - 0.2%

DP World, Ltd.
Bonds
6.85% due 07/02/37*	495,000	353,188

Transport-Rail - 0.1%

Canadian National Railway Co.
Senior Notes
6.38% due 10/15/11	180,000	195,999

Total Foreign Corporate Bonds & Notes
(cost $14,138,073)		13,038,384

FOREIGN GOVERNMENT AGENCIES - 0.0%
Sovereign - 0.0%

United Mexican States
Notes
6.75% due 09/27/34
(cost $2,126)	2,000	2,055

U.S. GOVERNMENT AGENCIES - 37.7%
Federal Home Loan Mtg. Corp. - 26.9%

4.50% due 11/01/18	395,629	408,607
4.50% due 02/01/19	426,050	439,892
4.50% due 01/01/39	1,404,269	1,414,517
5.00% due 03/01/19	175,103	182,154
5.00% due 10/01/33	54,648	56,111
5.00% due 06/01/34	1,044,716	1,071,705
5.00% due 12/01/34	356,107	365,307
5.00% due 07/01/35	550,241	564,112
5.00% due 08/01/35	1,201,526	1,231,814
5.00% due 10/01/35	2,849,158	2,920,981
5.00% due 11/01/35	761,985	781,194
5.00% due 11/01/36	424,150	434,577
5.00% due 01/01/37	509,665	522,195
5.00% due 04/01/37	1,451,739	1,486,747
5.00% due 11/01/37	1,654,999	1,694,908
5.00% due 03/01/38	876,190	897,319
5.46% due 03/01/36(4)	382,854	397,294
5.50% due 11/01/18	207,726	218,168
5.50% due 10/01/33	512,670	532,024
5.50% due 07/01/34	317,638	329,182
5.50% due 02/01/35	471,315	488,150
5.50% due 07/01/35	14,898	15,430
5.50% due 05/01/37	1,272,447	1,315,710
5.50% due 06/01/37	1,308,932	1,353,436
5.50% due 09/01/37	1,766,207	1,826,258
5.50% due 10/01/37	7,075,720	7,316,295
5.50% due 07/01/38	357,365	369,515
5.82% due 01/01/37(4)	498,579	520,308
5.95% due 10/01/36(4)	1,978,610	2,068,675
6.00% due 07/01/35	434,728	455,962
6.00% due 12/01/36	542,847	568,852
6.00% due 08/01/37	3,161,326	3,310,303
6.50% due 12/01/32	442,221	475,531
6.50% due 02/01/36	168,809	180,048
6.50% due 09/01/36	6,873	7,324
6.50% due 05/01/37	729,333	777,048
6.50% due 11/01/37	2,002,668	2,133,689
7.00% due 11/01/16	23,895	25,426
7.00% due 07/01/32	49,242	53,101
7.50% due 12/01/30	5,939	6,504
7.50% due 04/01/31	55,424	60,610
8.00% due 02/01/30	5,071	5,589
8.00% due 07/01/30	1,573	1,733
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG
5.00% due 11/15/28	475,000	494,313
Federal Home Loan Mtg. Corp. REMIC Series 3317, Class PD
5.00% due 09/15/31	610,000	639,867
Federal Home Loan Mtg. Corp. REMIC Series 3116, Class PD
5.00% due 10/15/34	2,740,000	2,878,394
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB
5.50% due 06/15/31	1,106,000	1,161,618

		44,458,497

Federal National Mtg. Assoc. - 8.3%
4.50% due 06/01/18	101,428	104,774
4.50% due 01/01/39	1,293,290	1,304,750
4.74% due 10/01/35(4)	269,956	275,160

5.00% due 03/15/16	248,000	272,118
5.00% due 09/01/18	33,549	34,979
5.00% due 10/01/18	32,960	34,366
5.00% due 02/01/20	56,070	58,320
5.00% due 06/01/22	1,778,122	1,841,419
5.00% due 03/01/37	330,927	339,255
5.00% due 06/01/37	127,114	130,313
5.00% due 07/01/37	762,418	781,605
5.50% due 10/01/17	70,733	74,333
5.50% due 05/01/18	76,107	79,933
5.50% due 11/01/19	65,151	68,427
5.50% due 11/01/22	470,494	491,545
5.50% due 12/01/33	412,232	428,034
5.50% due 05/01/34	191,216	198,546
5.50% due 12/01/35	76,961	79,791
5.50% due 02/01/36(4)	344,760	359,797
5.50% due 11/01/36	670,595	694,310
5.50% due 07/01/37	514,507	532,542
6.00% due 09/01/16	94,755	100,554
6.00% due 12/01/16	23,255	24,678
6.00% due 12/01/33	413,861	436,839
6.00% due 07/01/34	365,121	384,818
6.00% due 10/01/36	1,481,263	1,553,783
6.00% due 10/01/37	739,696	775,332
6.50% due 02/01/17	37,650	39,817
6.50% due 03/01/17	48,021	50,787
6.50% due 04/01/29	49,935	53,951
6.50% due 06/01/29	112,125	121,144
6.50% due 07/01/32	51,884	55,895
6.50% due 02/01/37	1,020,429	1,088,638
7.00% due 09/01/31	117,802	128,717
Federal National Mtg. Assoc. REMIC
Series 2005-12, Class BE
5.00% due 11/25/30	600,000	630,521

		13,629,791

Government National Mtg. Assoc. - 2.5%
5.00% due 05/15/34	1,329,523	1,374,270
6.00% due 09/15/38	2,644,751	2,765,583
6.50% due 06/15/29	15,773	16,925
7.00% due 09/15/28	13,140	14,320

		4,171,098

Total U.S. Government Agencies
(cost $60,077,359)		62,259,386

U.S. GOVERNMENT TREASURIES - 7.2%
United States Treasury Bonds - 1.3%
4.38% due 02/15/38	674,000	677,054
4.50% due 05/15/38	588,000	603,619
5.25% due 11/15/28	559,000	625,381
8.13% due 08/15/19	158,000	216,707

		2,122,761

United States Treasury Notes - 5.9%

0.88% due 02/28/11	1,000,000	1,001,130
0.88% due 03/31/11	2,000,000	2,001,876
1.13% due 01/15/12	750,000	748,125
2.63% due 02/29/16	2,750,000	2,689,415
2.75% due 02/15/19	2,010,000	1,888,937
3.75% due 11/15/18	505,000	516,125
4.25% due 08/15/15	750,000	815,098

		9,660,706

Total U.S. Government Treasuries
(cost $12,397,132)		11,783,467

COMMON STOCK - 0.0%
Independent Power Producers - 0.0%

Mirant Corp.† (cost $0)	186	2,904

PREFERRED STOCK - 0.7%
Banks-Commercial - 0.2%
CoBank ACB 11.00%*	7,302	312,540

Banks-Money Center - 0.1%

Santander Finance Preferred SA 4.00%(4)	23,200	277,240

Banks-Super Regional - 0.1%

Wachovia Capital Trust IX 6.38%	10,650	196,279

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(13)	6,441	136,163

Finance-Mortgage Loan/Banker - 0.0%

Freddie Mac 0.00%†	6,900	3,588

Special Purpose Entity - 0.2%

Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	21,200	280,264

Total Preferred Stock
(cost $1,983,332)		1,206,074

Total Long-Term Investment Securities
(cost $166,803,403)		159,715,183

REPURCHASE AGREEMENT - 3.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $6,112,005 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.63% due 08/15/11 and having approximate value of $6,300,625 (cost $6,112,000)	6,112,000	6,112,000

TOTAL INVESTMENTS
(cost $172,915,403)(12)	100.5%	165,827,183
Liabilities in excess of other assets	(0.5)	(794,832)

NET ASSETS	100.0%	$165,032,351

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $16,761,643 representing 10.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security - the rate reflected is as of May 31, 2009, maturity date reflects the stated maturity date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.
(5)	Fair valued security; see Note 1
(6)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $5,600, representing 0.0% of net assets.
(7)	To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		28,000	28,000	$5,600	$100.00	0.00%

Southern Energy, Inc.
7.90% due 07/15/09	01/10/06	150,000	0	0	0	0.01%

				$5,600		0.01%

(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Bond in default
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(14)	PIK (“Payment-in-Kind”) Security Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks

REMIC – Real Estate Mortgage Investment Conduit

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.1%
Drug Delivery Systems - 0.0%

Nektar Therapeutics
Sub. Notes
3.25% due 09/28/12	$75,000	$54,000

Electronic Components-Semiconductors - 0.0%

Spansion, Inc.
Senior Sub. Notes
2.25% due 06/15/16*†(1)(2)	790,000	987

Telecom Services - 0.1%

ICO North America, Inc.
Notes
7.50% due 08/15/09(3)(4)(5)(6)	281,000	56,200

Total Convertible Bonds & Notes
(cost $1,017,740)		111,187

CORPORATE BONDS & NOTES - 82.5%
Advertising Services - 1.1%

R.H. Donnelley, Inc.
Company Guar. Bonds
11.75% due 05/15/15*†(1)(2)	578,000	264,435
Visant Holding Corp.
Company Guar. Notes
7.63% due 10/01/12	975,000	960,375
Visant Holding Corp.
Senior Notes
8.75% due 12/01/13	85,000	82,237
Visant Holding Corp.
Senior Notes
10.25% due 12/01/13(7)	640,000	630,400

		1,937,447

Agricultural Chemicals - 1.0%

Mosaic Global Holdings, Inc.
Debentures
7.38% due 08/01/18	91,000	87,662
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	1,320,000	1,234,200
The Mosaic Co.
Senior Notes
7.63% due 12/01/16*	450,000	447,750

		1,769,612

Airlines - 1.7%

American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	1,120,000	862,400
American Airlines, Inc.
Pass Through Certs.
Series 2001-2, Class A-2
7.86% due 04/01/13	506,000	462,990
Continental Airlines, Inc.
Pass Thru Certs.
Series 2001-1, Class A-2
6.50% due 06/15/11	75,000	69,375
Continental Airlines, Inc.
Pass Through Certs.
Series 1991, Class A
6.55% due 02/02/19	470,476	423,429
Delta Airlines, Inc.
Pass Thru Certs.
Series 2001-1, Class A2
7.11% due 09/18/11	675,000	627,750
Delta Airlines, Inc.
Pass Through Certs.
Series 2000-1, Class A-2
7.57% due 11/18/10	150,000	143,250
United Airlines, Inc.
Pass Through Certs.
Series 2000-2, Class A-2
7.19% due 04/01/11	303,771	294,658
United Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.20% due 12/31/49	3,175	3,111
United Airlines, Inc.
Pass Through Trust
Series 2001-1 Class B
6.93% due 09/01/11	59,000	74,782

		2,961,745

Applications Software - 0.3%

SS&C Technologies, Inc.
Company Guar. Notes
11.75% due 12/01/13	600,000	561,000

Auto/Truck Parts & Equipment-Original - 0.1%

TRW Automotive, Inc.
Company Guar. Notes
7.25% due 03/15/17*	275,000	192,500

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp.
Notes
10.00% due 03/15/25†(4)(5)	300,000	0

Beverages-Wine/Spirits - 0.4%

Constellation Brands, Inc.
Company Guar. Notes
7.25% due 05/15/17	750,000	699,375

Broadcast Services/Program - 0.5%

Fisher Communications, Inc.
Senior Notes
8.63% due 09/15/14	781,000	689,233
Nexstar Broadcasting, Inc.
Company Guar. Notes
0.50% due 01/15/14*(8)	324,087	90,744
Nexstar Broadcasting, Inc.
Company Guar. Notes
7.00% due 01/15/14	108,000	37,530

		817,507

Building & Construction Products-Misc. - 0.3%

Interline Brands, Inc.
Senior Sub. Notes
8.13% due 06/15/14	583,000	556,765

Building Products-Wood - 0.0%

Masonite Corp.
Company Guar. Notes
11.00% due 04/06/15†(1)(2)	765,000	3,825

Cable/Satellite TV - 4.6%

CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10†(1)(2)	930,000	920,700
CCH II LLC/CCH II Capital Corp.
Senior Notes, Series B
10.25% due 09/15/10†(1)(2)	505,000	494,900
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
10.25% due 10/01/13*†(1)(2)	57,000	52,725
CCO Holdings LLC/CCO Holdings Capital Corp.
Senior Notes
8.75% due 11/15/13†(1)(2)	2,299,000	2,103,585
CCO LLC/CCO Capital
Senior Notes
10.38% due 04/30/14*†(1)(2)	1,349,000	1,281,550
CCO LLC/CCO Capital
Senior Notes
10.88% due 09/15/14*†(1)(2)	1,009,000	1,039,270
CSC Holdings, Inc.
Senior Notes
7.63% due 04/01/11	1,185,000	1,182,037
DirecTV Holdings LLC/DirecTV Financing Co.
Company Guar. Notes
7.63% due 05/15/16	990,000	957,825

		8,032,592

Casino Hotels - 1.9%

Eldorado Casino Corp. (Shreveport)
Sec. Bonds
10.00% due 08/01/12(5)(8)	429,222	356,254
Eldorado Resorts LLC
Senior Notes
9.00% due 04/15/14(4)(5)	475,000	427,500
Harrahs Entertainment, Inc.
Senior Sec. Notes
11.25% due 06/01/17*	1,150,000	1,115,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	900,000	945,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	497,000	407,540

		3,251,794

Casino Services - 0.6%

Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	510,000	372,300
Snoqualmie Entertainment Authority Senior Sec. Notes 5.38% due 02/01/14*(9)	400,000	209,000
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	830,000	444,050

		1,025,350

Cellular Telecom - 2.0%

Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	1,039,000	1,070,170
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16*	750,000	724,687
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	400,000	398,000
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	213,000	213,799
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	125,000	104,063
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,150,000	911,375

		3,422,094

Chemicals-Diversified - 1.0%

Dow Chemical Co. Senior Notes 8.55% due 05/15/19	1,300,000	1,299,873
Huntsman LLC Senior Notes 11.63% due 10/15/10	450,000	456,750

		1,756,623

Chemicals-Specialty - 1.6%

Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	910,000	610,837
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	110,000	75,350
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	1,280,000	1,248,000
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,180,000	448,400
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	950,000	223,250
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(1)(2)	677,000	135,400

		2,741,237

Computer Services - 0.8%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,040,000	800,800
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	490,000	471,625
Sungard Data Systems, Inc. Senior Notes 10.63% due 05/15/15*	175,000	169,313

		1,441,738

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	250,000	245,625

Consumer Products-Misc. - 0.5%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	732,000	614,880
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	200,000	196,000

		810,880

Containers-Metal/Glass - 1.0%

Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	275,000	239,250
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	585,000	514,800
Owens Brockway Glass Container, Inc. Company Guar. Notes 6.75% due 12/01/14	150,000	142,125
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16*	50,000	48,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	735,000	735,000

		1,679,550

Decision Support Software - 0.6%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,435,000	1,094,188

Direct Marketing - 0.3%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	975,000	548,438

Distribution/Wholesale - 0.7%

KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(9)	435,000	326,250
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	1,060,000	906,300

		1,232,550

Diversified Banking Institutions - 4.9%

GMAC LLC Company Guar. Notes 6.00% due 04/01/11*	4,137,000	3,661,245
GMAC LLC Company Guar. Notes 6.00% due 12/15/11*	1,155,000	1,004,850
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	2,703,000	2,419,185
GMAC LLC Company Guar. Notes 7.25% due 03/02/11*	538,000	484,200
GMAC LLC Sub. Notes 8.00% due 12/31/18*	1,475,000	1,069,375

		8,638,855

Diversified Manufacturing Operations - 0.7%

Harland Clarke Holdings Corp. Notes 5.63% due 05/15/15(9)	400,000	243,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	875,000	651,875
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	388,000

		1,282,875

Electric-Generation - 2.6%

Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	385,088
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	389,880	343,094
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	396,530	384,634
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	596,811	566,971
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	414,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	547,662	538,187
The AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	1,092,750

Electric-Generation (continued)

The AES Corp. Senior Notes 8.00% due 06/01/20	450,000	396,000
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	508,000	516,890

		4,637,614

Electric-Integrated - 2.1%

Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	550,000	547,250
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	913,000
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,292	310,236
Southern Energy, Inc. Notes 7.90% due 07/15/09†(3)(4)(5)	1,225,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,060,000	1,220,550
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	410,000	242,925
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(6)	1,014,000	405,600

		3,639,561

Electronic Components-Misc. - 0.1%

Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	125,000	81,875

Electronic Components-Semiconductors - 1.3%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	535,000	478,825
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*†(1)(2)(9)	2,575,000	1,622,250
Spansion LLC Senior Notes 11.25% due 01/15/16*†(1)(2)	400,000	90,000

		2,191,075

Electronics-Military - 0.6%

L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	1,135,000	1,052,713

Finance-Auto Loans - 3.8%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	4,550,000	4,143,144
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	223,000	212,258
Ford Motor Credit Co., LLC Senior Notes 9.75% due 09/15/10	2,450,000	2,319,787

		6,675,189

Food-Meat Products - 0.1%

Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	175,000	185,500

Food-Retail - 0.5%

Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17*	550,000	542,438
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	275,000	269,500

		811,938

Gambling (Non-Hotel) - 0.6%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,395,000	753,300
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(1)(2)	930,000	65,100
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	405,000	263,250

		1,081,650

Gas-Distribution - 0.1%

MXEnergy Holdings, Inc. Senior Notes 9.13% due 08/01/11(9)	450,000	164,250

Home Furnishings - 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(7)	77,000	1,540

Hotels/Motels - 0.4%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	617,000	468,920
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	350,000	288,313

		757,233

Human Resources - 0.5%

Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	889,000	880,110

Independent Power Producers - 1.8%

Mirant North America LLC Senior Notes 7.38% due 12/31/13	725,000	694,187

Independent Power Products (continued)

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,440,000	1,355,400
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	450,000	464,625
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	579,600

		3,093,812

Insurance Brokers - 0.5%

USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,575,000	862,313

Investment Management/Advisor Services - 0.1%

Janus Capital Group, Inc. Notes 6.95% due 06/15/17	300,000	236,393

Medical Information Systems - 0.3%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,300,000	494,000

Medical Products - 0.9%

DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	325,000	266,500
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	483,000	493,867
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(6)	861,000	817,950

		1,578,317

Medical-Biomedical/Gene - 0.2%

Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*	300,000	300,750

Medical-Drugs - 0.6%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	825,000	822,937
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	279,000	275,513

		1,098,450

Medical-HMO - 1.3%

CIGNA Corp. Senior Notes 8.50% due 05/01/19	650,000	638,291
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,705,000	1,602,700

		2,240,991

Medical-Hospitals - 3.7%

AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	175,000	178,063
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,190,000	1,176,612
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	760,500
HCA, Inc. Senior Notes 7.88% due 02/01/11	725,000	706,875
HCA, Inc. Senior Notes 8.50% due 04/15/19*	750,000	733,125
HCA, Inc. Senior Notes 8.75% due 09/01/10	360,000	360,000
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	1,490,000	1,463,925
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	355,000	301,750
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	795,000	777,112

		6,457,962

Metal-Aluminum - 0.4%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(6)(9)	1,130,030	598,916

Noranda Aluminum Holding Corp. Senior Notes 7.16% due 11/15/14(6)(9)	496,600	178,776

		777,692

Metal-Copper - 0.4%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	780,000	774,150

Multimedia - 0.0%

Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	175,000	73,500

Music - 0.6%

WMG Acqusition Corp. Senior Notes 9.50% due 06/15/16*	1,050,000	1,048,688

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(4)(5)(10)(11)	210,000	0

Non-Hazardous Waste Disposal - 0.2%

Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	400,000	372,000

Oil Companies-Exploration & Production - 6.0%

Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	900,000	803,250
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	110,000	86,900
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	930,000	604,500
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,045,000	600,875
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,650,000	1,414,875
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	425,000	419,687
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	655,000	540,375
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	350,000	298,375
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	425,000	412,250
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14†(1)(2)	585,000	288,113
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	845,000	756,275
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	730,000	627,800
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	11,000	9,570
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	450,000	419,625
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	475,000	473,812
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	146,000
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	900,000	751,500
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,365,000	1,915,650
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(1)(2)	300,000	9,000

		10,578,432

Oil-Field Services - 0.4%

Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	675,000	556,875
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	118,455	120,468

		677,343

Paper & Related Products - 1.6%

Caraustar Industries, Inc. Notes 7.38% due 06/01/09(12)	585,000	333,450
Cellu Tissue Holdings, Inc. Sec. Notes 11.50% due 06/01/14*	225,000	219,375
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	163,000	154,035
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	192,700
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	214,000	169,060
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	550,000	541,750
International Paper Co. Senior Notes 7.95% due 06/15/18	214,000	201,548
International Paper Co. Senior Notes 9.38% due 05/15/19	963,000	969,349

		2,781,267

Physicians Practice Management - 0.6%

US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	1,115,000	1,062,038

Pipelines - 3.7%

Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,095,000	1,018,350
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,085,000	1,761,825
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	775,000	733,974

Pipelines (continued)

El Paso Corp. Senior Notes 12.00% due 12/12/13	125,000	137,500
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	250,000	279,097
Kinder Morgan, Inc. Senior Notes 6.50% due 09/01/12	271,000	262,192
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	600,000	492,000
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	305,000	257,725
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	400,000	332,000
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	970,000	504,400
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	275,000	261,250
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	500,000	485,000

		6,525,313

Printing-Commercial - 0.3%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	855,000	495,900

Private Corrections - 0.2%

Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	400,000	392,000

Publishing-Periodicals - 0.3%

Nielsen Finance LLC / Nielsen Finance Co. Senior Notes 11.50% due 05/01/16*	525,000	498,750
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,415,000	56,600

		555,350

Real Estate Investment Trusts - 0.6%

Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,155,000	1,062,600

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(1)(2)(6)	2,565,000	9,619

Rental Auto/Equipment - 0.4%

RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	875,000	682,500

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	840,000	215,250

Retail-Apparel/Shoe - 0.5%

Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	508,000	423,512
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	241,000	204,607
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	351,000	248,446

		876,565

Retail-Drug Store - 0.2%

Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	465,000	302,250

Retail-Major Department Stores - 0.1%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	200,000	194,000

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(1)(2)(3)(4)(5)(8)	15,273	764

Retail-Petroleum Products - 0.8%

Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp. Senior Notes 6.75% due 05/01/14	376,000	342,160
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	525,000	477,750
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	525,000	513,188

		1,333,098

Retail-Regional Department Stores - 0.7%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	532,000	447,750
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	359,000	292,931
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	234,976
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	226,895

		1,202,552

Retail-Restaurants - 0.4%

Brinker International, Inc. Senior Notes 5.75% due 06/01/14	106,000	91,414
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	585,000	538,200

		629,614

Rubber-Tires - 1.0%

Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14(12)	720,000	72,000
The Goodyear Tire & Rubber Co. Company Guar. Notes 8.63% due 12/01/11	350,000	340,375
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	500,000	477,500
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	825,000	820,875

		1,710,750

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(4)(5)(10)(11)	50,000	5

Satellite Telecom - 0.2%

Telesat Canada/Telesat LLC Senior Notes 9.00% due 11/01/15*	450,000	432,000

Seismic Data Collection - 0.2%

Seitel, Inc. Senior Notes 9.75% due 02/15/14	840,000	417,900

Special Purpose Entities - 2.1%

AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(7)	600,000	354,000
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*(12)	2,570,000	359,800
CCM Merger, Inc. Notes 8.00% due 08/01/13*	830,000	572,700
Chukchansi Economic Development Authority Senior Notes 4.91% due 11/15/12*(9)	150,000	91,500
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,345,000	847,350
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	875,000	787,500
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	288,687
Local TV Finance LLC
Senior Notes
9.25% due 06/15/15*(6)	435,000	78,844
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	360,000

		3,740,381

Specified Purpose Acquisitions - 0.1%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	244,000	236,358

Steel-Producers - 0.9%

AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	350,000	329,000
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,182,000	797,850
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	625,000	532,812

		1,659,662

Steel-Specialty - 0.2%

Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	350,000	357,146

Storage/Warehousing - 0.6%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	437,363
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	660,000	615,450

		1,052,813

Telecom Services - 2.6%

Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	50,000	35,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	275,000	195,250
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	1,499,000	513,408
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,290,000	1,167,450
Qwest Corp. Senior Notes 7.88% due 09/01/11	775,000	772,094

Telecom Services (continued)

Qwest Corp. Senior Notes 8.38% due 05/01/16*	525,000	515,812
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,125,000	1,133,437
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	224,000	224,560

		4,557,511

Telephone-Integrated - 3.4%

Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	50,000	38,000
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	224,000	197,680
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	113,000	95,344
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13	450,000	411,750
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	25,000	24,250
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	471,960
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	217,000	199,640
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	1,005,000	989,925
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	3,123,000	2,467,170
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	1,150,000	1,132,750

		6,028,469

Television - 0.3%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	148,000	103,230
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(6)	131,093	22,286
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	590,000	408,575
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*†(1)(2)(6)(9)	2,513,596	2,514
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(1)(2)	385,000	2,887
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(1)(2)	540,000	4,050

		543,542

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc. Senior Notes 7.20% due 04/15/12	183,000	174,598

Theaters - 1.3%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,068,000	961,200
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19*	550,000	534,187
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(7)	750,000	761,250

		2,256,637

Transactional Software - 0.2%

Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,490,000	387,400

Transport-Air Freight - 1.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	308,107	268,053
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	348,016	243,612
Atlas Air, Inc. Pass Through Certs. Series A 7.38% due 01/02/18	50,818	37,605
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	844,834	540,695
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	953,505	705,593
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	87,400	40,204

Transport-Air Freight (continued)

Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	192,180	159,510

		1,995,272

Transport-Services - 0.5%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	500,000	435,000
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	480,000	391,200

		826,200

Wireless Equipment - 0.4%

CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	775,000	763,375

Total Corporate Bonds & Notes (cost $168,410,160)		144,989,905

FOREIGN CORPORATE BONDS & NOTES - 8.0%
Building Products-Doors & Windows - 0.0%

Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(1)(2)	80,000	400

Computers-Memory Devices - 0.2%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	590,000	443,975

Diversified Financial Services - 0.2%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	575,000	381,846

Diversified Manufacturing Operations - 0.2%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	485,000	447,412

Diversified Minerals - 0.9%

Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	350,000	375,407
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	725,000	734,062
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	500,000	514,375

		1,623,844

Food-Meat Products - 0.4%

JBS SA Company Guar. Notes 9.38% due 02/07/11	438,000	411,720
JBS SA Senior Notes 10.50% due 08/04/16*	325,000	271,375

		683,095

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(5)(13)	475,000	475

Medical Products - 0.5%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.01% due 12/01/13(9)	1,050,000	756,000
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	355,000	172,175

		928,175

Medical-Drugs - 0.9%

Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,675,000	1,507,500

Multimedia - 0.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	275,000	244,063

Oil Companies-Exploration & Production - 1.1%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	500,000	250,000
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	865,000	583,875
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	1,490,000	1,028,100

		1,861,975

Oil-Field Services - 0.4%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	835,000	697,225

Pipelines - 0.4%

Kinder Morgan Finance Co. ULC Company Guar. Notes 5.35% due 01/05/11	750,000	729,375

Printing-Commercial - 0.1%

Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*†(1)(2)	1,140,000	102,600

Satellite Telecom - 1.8%

Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(7)	759,000	684,997
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	910,000	891,800

Satellite Telecom (continued)

Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,531,000	1,508,035

		3,084,832

Special Purpose Entity - 0.1%

Hellas Telecommunications Luxembourg II Sub. Notes 6.88% due 01/15/15*(9)	925,000	175,750

Telecom Services - 0.6%

Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	1,055,000	791,250
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	250,000	262,500

		1,053,750

Transport-Rail - 0.1%

TFM SA de CV Senior Notes 9.38% due 05/01/12	137,000	122,958

Total Foreign Corporate Bonds & Notes (cost $17,330,496)		14,089,250

LOANS - 5.1%
Auto/Truck Parts & Equipment-Original - 0.4%

Lear Corp. 10.49% due 04/25/12(3)(14)(15)(18)	1,000,000	671,250

Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. 9.36% due 03/01/11†(1)(2)(3)(5)(14)(15)	600,000	77,000

Building-Residential/Commercial - 0.2%

TOUSA, Inc. 12.25% due 07/31/13(3)(5)(14)(15)	1,221,156	366,347

Casino Services - 0.6%

Herbst Gaming, Inc. 9.75% due 12/02/11†(1)(2)(3)(5)(14)(15)	726,922	227,163
Herbst Gaming, Inc. 12.50% due 12/02/11†(1)(2)(3)(5)(14)(15)	265,517	82,974
Holding Gaming Borrower LP 9.25% due 02/19/13(3)(5)(14)(15)	1,000,000	775,000

		1,085,137

Diversified Financial Services - 1.2%

Wind Acquisition Holdings Finance S.A. 8.36% due 12/21/11(3)(5)(14)(15)	1,341,443	1,153,641
Wind Finance SL S.A 7.99% due 11/26/14(5)(14)(15)	1,000,000	925,833

		2,079,474

Electric-Integrated - 0.3%

Texas Competitive Electric Holdings Co. LLC 3.88% due 10/10/14(3)(14)(15)	678,046	466,538
Texas Competitive Electric Holdings Co. LLC 3.93% due 10/10/14(3)(5)(14)(15)	6,954	4,785

		471,323

Food-Retail - 0.6%

Dole Foods, Inc. 7.25% due 04/12/13(3)(5)(14)(15)	9,888	9,857
Dole Foods, Inc. 8.00% due 04/12/13(3)(5)(14)(15)	981,559	978,491

		988,348

Gambling (Non-Hotel) - 0.6%

Greektown Holdings LLC 16.75% due 06/01/09(2)(3)(5)	1,013,221	992,957

Medical-Drugs - 0.5%

Triax Pharmaceuticals LLC 11.41% due 08/30/11(3)(4)(5)(14)(15)(16)	1,048,554	945,594

Medical-Hospitals - 0.5%

Capella Healthcare, Inc. 13.00% due 02/29/16(3)(5)(14)(15)	1,000,000	935,000

Theaters - 0.2%

AMC Entertainment Holdings, Inc. 6.32% due 06/15/12(3)(5)(14)(15)	350,202	258,274

Total Loans (cost $11,397,401)		8,870,704

COMMON STOCK - 0.7%
Cellular Telecom - 0.0%

iPCS, Inc.†(3)(5)	1	18

Energy-Alternate Sources - 0.0%

Verasun Energy Corp.†(4)(5)	65,000	0

Food-Misc. - 0.1%

Wornick Co.†(3)(4)(5)	3,444	172,200

Gambling (Non-Hotel) - 0.0%

Shreveport Gaming Holdings, Inc.†(3)(4)(5)	2,501	48,295

Independent Power Producers - 0.0%

Mirant Corp.†	1,525	23,805

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC†(3)(4)(5)	85,612	35,957

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(3)(4)(5)	13,262	133

Oil Companies-Exploration & Production - 0.6%

EXCO Resources, Inc.†	61,670	949,101
Transmeridian Exploration, Inc.†	3,206	58

		949,159

Oil-Field Services - 0.0%

Trico Marine Services, Inc.†	16,259	47,964

Retail-Music Store - 0.0%

MTS, Inc.†(3)(4)(5)	3,863	0

Total Common Stock
(cost $2,044,392)		1,277,531

PREFERRED STOCK - 0.0%
Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C 14.70%(3)(4)(5)(17)	26,117	52,235

Oil Companies-Exploration & Production - 0.0%
Transmeridian Exploration, Inc. 15.00%(4)(8)	2,608	20,864

Total Preferred Stock
(cost $285,590)		73,099

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)†(4) (cost $37,980)	13,811	138

Total Long-Term Investment Securities
(cost $200,523,759)		169,411,814

REPURCHASE AGREEMENT - 3.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $5,699,005 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 10/18/16 and having approximate value of $5,873,806 (cost $5,699,000)	5,699,000	5,699,000

TOTAL INVESTMENTS
(cost $206,222,759)(19)	99.6%	175,110,814
Other assets less liabilities	0.4	669,297

NET ASSETS	100.0%	$175,780,111

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $42,159,281 representing 24.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Bond in default
(2)	Company has filed Chapter 11 bankruptcy protection.
(3)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings, Inc.
Loan Agreement
6.32% due 06/15/12	06/08/07	300,000	292,500
	09/17/07	8,288	8,288
	02/11/08	8,260	8,260
	03/27/08	7,994	7,994
	06/25/08	6,399	6,399
	09/15/08	6,506	6,505
	12/19/09	6,669	6,669
	03/16/09	6,086	6,086

		350,202	342,701	$258,274	73.75	0.15%

Capella Healthcare, Inc.
Loan Agreement
13.00% due 02/29/16	03/03/08	1,000,000	990,000	935,000	93.50	0.53
Critical Care Systems International, Inc.
Common Stock	05/06/04	3,788	—
	07/23/04	4,737	—
	11/09/04	4,737	—

		13,262	—	133	0.01	0.00

Dole Foods, Inc.
Loan Agreement
7.25% due 04/12/13	03/11/09	9,888	9,045	9,857	99.69	0.01
Dole Foods, Inc.
Loan Agreement
8.00% due 04/12/13	02/11/09	27,575	22,646
	03/11/09	953,984	872,895

		981,559	895,541	978,491	99.69	0.56

Greektown Holdings
Loan Agreement
16.75% due 06/01/09	06/06/08	225,647	223,890
	06/06/08	89,634	89,014
	08/11/08	118,762	118,762
	09/12/08	82,642	82,642
	11/05/08	74,505	74,505
	11/05/08	89,258	89,259
	12/16/08	101,465	101,465
	12/30/08	70,932	70,932
	02/11/09	47,998	47,998
	02/20/09	69,807	69,807
	02/22/09	29,350	29,350
	02/27/09	931	931
	04/03/09	4,259	4,259
	04/30/09	4,022	4,022
	05/28/09	4,009	4,009

		1,013,221	1,010,845	992,957	98.00	0.56

Herbst Gaming, Inc.
Loan Agreement
12.50% due 12/02/11	03/26/08	172,462	122,866
	03/26/08	90,848	66,195
	03/26/08	2,207	1,611

		265,517	190,672	82,974	31.25	0.05

Herbst Gaming, Inc.
Loan Agreement
9.75% due 12/02/11	03/26/08	49,593	35,301
	03/26/08	178,589	130,127
	08/05/08	388,103	328,142
	08/05/08	110,637	92,849

		726,922	586,419	277,163	38.13	0.16

Holding Gaming Borrower LP
Loan Agreement
9.25% due 02/19/13	08/19/08	1,000,000	940,000	775,000	77.50	0.44
ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/05	250,000	250,000
	02/15/08	10,000	10,000
	09/11/08	10,000	10,000
	02/27/09	11,000	11,000

		281,000	281,000	56,200	20.00	0.03

iPCS, Inc.
Common Stock	08/12/04	1	14	18	18.00	0.00
Le-Natures, Inc.
Loan Agreement
9.36% due 03/01/11	09/26/06	600,000	600,000	77,000	12.83	0.04
Lear Corp.
Loan Agreement
10.49% due 04/25/12	09/26/06	1,000,000	600,000	671,250	67.13	0.38
MTS, Inc.
Common Stock	03/16/04	3,863	0	0	0.00	0.00
MTS, Inc.
Senior Notes
10.00% due 03/15/09	03/16/04	12,337	45,799
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	47,023	764	5.00	0.00

Shreveport Gaming Holdings, Inc.
Common Stock	07/21/05	531	12,228
	07/19/05	1,970	45,355

		2,501	57,583	48,295	19.31	0.03

Southern Energy
Notes
7.90% due 07/15/09	01/10/06	1,225,000	0	0	0.00	0.00
Texas Competitive Electric Holdings Co. LLC
Loan Agreement
3.88% due 10/10/14	10/31/07	7,501	7,501
	08/14/08	670,545	671,915

		678,046	679,416	466,538	68.81	0.27

Texas Competitive Electric Holdings Co. LLC
Loan Agreement
3.93% due 10/10/14	03/31/09	6,954	6,954	4,785	68.81	0.00
TOUSA, Inc.
Loan Agreement
12.25% due 07/31/13	10/11/07	1,022,829	920,511
	01/16/08	11,293	11,293
	02/14/08	10,700	10,700
	04/08/08	26,285	26,285
	07/24/08	37,503	37,503
	10/02/08	39,014	39,013
	01/15/09	37,729	37,729
	03/31/09	35,803	35,803

		1,221,156	1,118,837	366,347	30.00	0.21

Triax Pharmaceuticals LLC
Loan Agreement
11.41% due 08/30/11	08/31/07	1,000,000	899,308
	11/01/07	2,583	2,583
	01/11/08	7,603	7,603
	04/28/08	7,492	7,492
	07/03/08	7,633	7,633
	10/03/08	7,690	7,690
	01/05/09	7,833	7,833
	04/08/09	7,720	7,720

		1,048,554	947,862	945,594	90.18	0.54

Triax Pharmaceuticals LLC
Common Stock	08/31/07	85,612	35,957	35,957	0.42	0.02
Triax Pharmaceuticals LLC
Preferred Stock	08/31/07	26,117	52,235	52,235	2.00	0.03
Wind Acquisition Holdings Finance S.A.
Loan Agreement
8.36% due 12/21/11	03/15/07	206,305	206,843
	03/19/07	103,153	103,150
	06/21/07	206,374	208,892
	07/18/07	3,288	3,308
	07/18/07	6,575	6,618
	10/31/07	16,941	16,941
	11/01/07	600,000	605,724
	01/31/08	36,380	36,380
	04/30/08	33,383	33,383
	08/05/08	30,597	30,597
	10/21/08	32,570	32,570
	01/22/09	38,310	38,310
	04/20/09	27,567	27,567

		1,341,443	1,350,283	1,153,641	86.00	0.66

Wornick Co.
Common Stock	08/08/08	3,444	450,320	172,200	50.00	0.10

				8,360,673		4.77%

(4)	Fair valued security; see Note 1
(5)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $8,882,952 representing 5.1% of net assets.
(6)	Income may be received in cash or additional bonds at the discretion of the issuer.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.
(10)	Company has filed Chapter 7 bankruptcy.
(11)	Bond is in default and did not pay principal at maturity.
(12)	Bond is in default of interest subsequent to May 31, 2009.
(13)	Company has filed bankruptcy in country of issuance.
(14)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities.
(16)	A portion of the interests is paid in the form of additional bonds.
(17)	Consists of more than one class of securities traded together as a unit.
(18)	Loan is subject to an unfunded loan commitment. See Note 5 for details.
(19)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC Company II International Small Cap Equity

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)(1)
COMMON STOCK - 95.1%
Australia - 1.1%

ABB Grain, Ltd.	306,083	$2,240,043
Ansell, Ltd.	122,251	818,277
Bendigo & Adelaide Bank LLC	56,159	276,236
Crane Group, Ltd.	102,708	799,367
Felix Resources, Ltd.	135,626	1,297,969
Reject Shop, Ltd.	28,614	254,981

		5,686,873

Austria - 0.4%

Raiffeisen International Bank Holding AG	48,203	1,914,820

Bermuda - 2.1%

China Yurun Food Group, Ltd.	1,253,000	1,753,312
CNPC Hong Kong, Ltd.	1,860,000	1,277,751
Hiscox, Ltd.	1,029,871	5,445,326
Huabao International Holdings, Ltd.	1,190,000	1,076,679
Pacific Basin Shipping, Ltd.	1,515,000	1,077,620
Peace Mark Holdings, Ltd.†(2)	686,000	0

		10,630,688

British Virgin Islands - 0.5%

Playtech, Ltd.	382,891	2,578,911

Cayman Islands - 1.4%

AAC Acoustic Technologies Holdings, Inc.	926,000	765,145
Agile Property Holdings, Ltd.	2,108,000	2,629,866
China Mengniu Dairy Co., Ltd.†	478,000	1,023,716
Li Ning Co., Ltd.	327,500	796,878
SA SA International Holdings, Ltd.	930,000	361,008
Xinyi Glass Holding Co., Ltd.	1,918,000	1,453,211

		7,029,824

China - 1.5%

AsiaInfo Holdings, Inc.†	147,100	3,083,216
China National Materials Co., Ltd.	1,394,000	1,214,707
Weichai Power Co., Ltd.	551,800	2,106,399
Zhuzhou CSR Times Electric Co., Ltd.	687,000	1,005,957

		7,410,279

Denmark - 0.2%

Genmab A/S†	29,351	1,088,260

France - 3.4%

Bureau Veritas SA	106,056	5,218,757
Nexity	160,114	5,518,442
Orpea†	85,619	3,755,680
Societe BIC SA	47,601	2,618,124

		17,111,003

Germany - 2.9%

Fielmann AG	82,269	5,417,257
Rheinmetall AG	61,308	2,533,889
United Internet AG†	504,829	6,491,041

		14,442,187

Gibraltar - 1.0%

PartyGaming PLC†	1,206,250	4,967,452

Greece - 2.1%

Alpha Bank A.E.†	441,850	5,318,079
Piraeus Bank SA†	439,770	5,093,889

		10,411,968

Hong Kong - 1.2%

Bank of East Asia, Ltd.	8,340	27,669
China Everbright International, Ltd.	10,410,000	3,343,013
Dah Sing Banking Group, Ltd.	71,600	68,588
Denway Motors, Ltd.	2,830,000	1,371,011
Shanghai Industrial Holdings, Ltd.	120,000	477,632
Techtronic Industries Co., Ltd.	830,000	627,216

		5,915,129

Indonesia - 0.2%

PT United Tractors Tbk	1,081,666	1,073,936

Ireland - 2.6%

DCC PLC	281,547	5,906,607
Kerry Group PLC	167,331	4,000,406
Ryanair Holdings PLC ADR†	113,214	3,296,792

		13,203,805

Italy - 4.1%

Ansaldo STS SpA	457,158	7,708,591
Davide Campari - Milano SpA	694,640	5,459,859
Mediolanum SpA	1,522,770	7,569,064

		20,737,514

Japan - 34.4%

Alpha Systems, Inc.	109,300	2,295,980
Axell Corp.	399	1,351,337
Capcom Co., Ltd.	79,800	1,560,141
Chugoku Marine Paints, Ltd.	479,000	2,991,854
Credit Saison Co., Ltd.	116,700	1,577,332
Dai-ichi Seiko Co., Ltd.	18,900	383,557
Daihatsu Diesel Manufacturing Co., Ltd.	144,000	887,856
Daiseki Co., Ltd.	150,000	2,974,921
Daito Trust Construction Co., Ltd.	47,900	2,174,319
Dena Co., Ltd.	359	1,234,046
Don Quijote Co., Ltd.	187,200	3,278,982
en-japan, Inc.	1,196	1,075,583
EPS Co., Ltd.	798	3,091,217
Exedy Corp.	173,900	3,397,030
Ferrotec Corp.	77,800	883,640
FP Corp.	99,300	4,747,766
Fujimi, Inc.	136,400	2,032,958
Funai Electric Co., Ltd.	63,800	2,321,158
GS Yuasa Corp.	558,000	4,447,488
HIS Co., Ltd.	65,000	1,148,909
Hisaka Works, Ltd.	80,000	992,656
Kakaku.com, Inc.	1,595	5,921,896
Koito Manufacturing Co., Ltd.	287,000	2,939,800
Kureha Corp.	558,000	2,466,806
Kyoritsu Maintenance Co., Ltd.	79,800	1,329,410
Lawson, Inc.	35,000	1,458,477
Lintec Corp.	279,200	4,596,458
Mani, Inc.	34,300	1,919,794
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,940	3,419,601
Moshi Moshi Hotline, Inc.	223,300	4,120,782
Nabtesco Corp.	239,000	2,146,091
Nichicon Corp.	310,000	3,433,727

Nichii Gakkan Co.	95,800	813,660
Nippon Mining Holdings, Inc.	700,000	3,985,770
Nippon Shokubai Co., Ltd.	239,000	1,863,041
Nishimatsuya Chain Co., Ltd.	175,500	1,431,559
Nissha Printing Co., Ltd.	61,400	2,548,615
Nomura Real Estate Holdings, Inc.	157,100	2,818,542
NPC, Inc	31,900	1,586,902
Oenon Holdings, Inc.	534,000	1,146,236
Okasan Holdings, Inc.	344,000	1,547,177
Osaka Securities Exchange Co., Ltd.	1,149	5,387,093
Otsuka Corp.	71,800	3,270,440
Pigeon Corp.	170,000	4,310,749
Rengo Co., Ltd.	227,000	1,255,736
Rinnai Corp.	63,800	2,657,521
Rohto Pharmaceutical Co., Ltd.	104,000	1,056,235
Saint Marc Holdings Co., Ltd.	47,100	1,397,248
Seven Bank, Ltd.	1,356	3,538,521
Shima Seiki Manufacturing, Ltd.	23,100	594,281
Shimadzu Corp.	380,000	2,600,522
Shimano, Inc.	23,900	877,370
So-net M3, Inc.	960	3,373,523
Sojitz Corp.	875,000	1,765,560
Suruga Bank, Ltd.	469,000	4,435,117
Sysmex Corp.	76,600	2,660,972
Taiko Pharmaceutical Co., Ltd.	27,200	1,501,410
Taiyo Ink Manufacturing Co., Ltd.	118,800	2,455,078
Telepark Corp.	2,200	2,878,014
The Japan Steel Works, Ltd.	399,000	5,212,463
Toho Pharmaceutical Co., Ltd.	175,500	1,763,151
Toridoll.corp.	426	1,907,310
Toshiba Plant Systems & Services Corp.	120,000	1,339,069
Toyo Tanso Co., Ltd.	61,400	2,516,990
Tsumura & Co.	160,300	4,783,691
Unicharm Petcare Corp.	110,000	3,168,771
Union Tool Co.	90,100	2,354,399
Village Vanguard Co., Ltd.	495	1,220,518
Works Applications Co., Ltd.	4,283	2,599,371
Yamaguchi Financial Group, Inc.	183,000	2,275,018
Zappallas, Inc.	877	1,985,317

		173,484,532

Jersey - 0.6%

Randgold Resources, Ltd.	42,024	2,958,837

Luxembourg - 1.0%

Oriflame Cosmetics SA SDR	116,248	5,171,632

Malaysia - 0.3%

IJM Corp. BHD	574,400	930,483
Public Bank BHD	117,200	288,557
Sarawak Energy BHD	757,200	474,109

		1,693,149

Mauritius - 0.1%

Golden Agri-Resources, Ltd.	1,530,320	451,242

Netherlands - 3.0%

Fugro NV	64,195	2,685,281
Koninklijke Vopak NV†	130,245	6,486,760
Qiagen NV†	324,724	5,773,310

		14,945,351

New Zealand - 0.1%

Nufarm, Ltd.	77,110	761,173

Portugal - 1.1%

Jeronimo Martins SGPS SA	809,488	5,446,944

Singapore - 0.1%

City Developments, Ltd.	83,000	544,264
Venture Corp., Ltd.	32,000	158,112

		702,376

South Korea - 2.2%

Cheil Industries, Inc.	18,150	665,667
Digitech Systems Co., Ltd.†	34,317	702,861
Hite Brewery Co., Ltd.	5,017	626,606
Hynix Semiconductor, Inc.†	5,483	57,082
Korean Reinsurance Co.	102,530	972,187
LG Dacom Corp.	54,700	802,431
LG Electronics, Inc.	4,721	455,271
LG Household & Health Care, Ltd.	6,347	979,350
MegaStudy Co., Ltd.	4,539	810,575
SODIFF Advanced Materials Co., Ltd.	25,709	1,873,832
Synopex, Inc.†	235,868	717,027
Taewoong Co., Ltd.	23,143	2,124,195
Taeyoung Engineering & Construction	67,670	402,974

		11,190,058

Spain - 4.1%

Bolsas y Mercados Espanoles	164,948	5,306,329
Ebro Puleva SA	340,325	5,331,502
Grifols SA	278,548	5,023,561
Red Electrica Corp. SA	113,645	5,313,077

		20,974,469

Sweden - 2.2%

Hexagon AB	535,050	4,553,099
Modern Times Group AB, Class B	82,190	2,438,080
Swedish Match AB	245,705	3,948,972

		10,940,151

Switzerland - 2.2%

Actelion, Ltd.†	27,926	1,444,695
Lonza Group AG	43,150	4,461,490
Sonova Holding AG	72,008	5,307,201

		11,213,386

Taiwan - 1.8%

Everlight Electronics Co., Ltd.	509,499	1,357,336
Far Eastern Department Stores, Ltd.	1,074,650	1,143,362
InnoLux Display Corp.	479,000	671,426
International Games System Co., Ltd.	97,000	841,489
L&K Engineering Co., Ltd.	651,000	585,993
Shin Zu Shing Co., Ltd.	225,385	1,084,675
Simplo Technology Co., Ltd.	256,000	1,107,085
Transcend Information, Inc.	158,000	420,556
Vanguard International Semiconductor Corp.	1,282,437	566,767

Wistron Corp.	784,000	1,245,882

		9,024,571

Thailand - 0.1%

Tata Steel Thailand PCL†(2)	7,455,400	315,078
Thoresen Thai Agencies PCL	531,260	345,280

		660,358

United Kingdom - 16.6%

Aegis Group PLC	2,704,216	3,589,806
Aggreko PLC	869,703	8,285,456
ARM Holdings PLC	2,866,641	4,979,830
Ashmore Group PLC	1,491,729	5,075,023
Burberry Group PLC	837,495	5,229,772
Croda International PLC	730,233	6,241,083
Dana Petroleum PLC†	123,918	2,650,186
De La Rue PLC	185,295	2,486,646
Fresnillo PLC	407,802	4,497,896
Henderson Group Plc	4,697,397	6,226,492
London Stock Exchange Group PLC	463,103	5,212,021
Mitchells & Butlers PLC†	912,267	3,627,447
Pennon Group PLC	507,629	3,865,699
Premier Oil PLC†	157,258	2,916,165
Royal & Sun Alliance Insurance Group PLC	2,363,610	4,838,651
Serco Group PLC	1,116,706	7,303,616
VT Group PLC	542,767	4,110,931
Wellstream Holdings PLC	287,186	2,450,249

		83,586,969

United States - 0.5%

Autoliv, Inc.	100,279	2,785,751

Total Common Stock
(cost $478,540,356)		480,193,598

WARRANTS - 0.0%
IJM Land Bhd	57,440	10,274

Expires 09/11/13 (Strike price 1.35 MYR) † (cost $0)
Total Long-Term Investment Securities
(cost $478,540,356)		480,203,872

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/09 (cost $14,593,000)	$14,593,000	14,593,000

TOTAL INVESTMENTS -
(cost $493,133,356)(3)	98.0%	494,796,872
Other assets less liabilities	2.0	9,926,945

NET ASSETS -	100.0%	$504,723,817

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at May 31, 2009. At May 31, 2009, the aggregate value of these securities was $465,405,560 representing 92.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depository Receipt
SDR	- Swedish Depository Receipt

Currency Legend

MRY	- Malaysian Ringgit

Country Allocation*
Japan	34.4%
United Kingdom	16.6
Spain	4.1
Italy	4.1
United States	3.4
France	3.4
Netherlands	3.0
Germany	2.9
Ireland	2.6
Switzerland	2.2
South Korea	2.2
Sweden	2.2
Bermuda	2.1
Greece	2.1
Taiwan	1.8
China	1.5
Cayman Islands	1.4
Hong Kong	1.2
Australia	1.1
Portugal	1.1
Luxembourg	1.0
Gibraltar	1.0
Jersey	0.6
British Virgin Islands	0.5
Austria	0.4
Malaysia	0.3
Denmark	0.2
Indonesia	0.2
New Zealand	0.1
Singapore	0.1
Thailand	0.1
Mauritius	0.1

98.0%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 - (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.6%
Aerospace/Defense - 0.9%

Raytheon Co.	28,600	$1,276,990

Agricultural Chemicals - 1.3%

CF Industries Holdings, Inc.	23,635	1,835,021

Agricultural Operations - 3.5%

Archer-Daniels-Midland Co.	98,892	2,721,508
Bunge, Ltd.	35,620	2,253,677

		4,975,185

Banks-Commercial - 0.5%

Bank of Hawaii Corp.	19,592	733,329

Banks-Fiduciary - 1.2%

The Bank of New York Mellon Corp.	63,670	1,768,753

Banks-Super Regional - 4.4%

PNC Financial Services Group, Inc.	30,644	1,395,834
US Bancorp	32,204	618,317
Wells Fargo & Co.	169,094	4,311,897

		6,326,048

Building-Heavy Construction - 0.5%

Granite Construction, Inc.	18,600	679,830

Building-Residential/Commercial - 1.7%

D.R. Horton, Inc.	80,756	743,763
NVR, Inc.†	3,307	1,636,634

		2,380,397

Cable/Satellite TV - 0.7%

The DIRECTV Group, Inc.†	42,024	945,540

Commercial Services - 1.4%

Alliance Data Systems Corp.†	49,677	2,011,918

Commercial Services-Finance - 0.4%

Lender Processing Services, Inc.	18,800	546,140

Computer Services - 0.9%

Affiliated Computer Services, Inc., Class A†	29,389	1,320,742

Computers - 0.6%

International Business Machines Corp.	7,600	807,728

Computers-Periphery Equipment - 0.7%

Lexmark International, Inc., Class A†	59,782	976,838

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	41,631	2,162,314

Data Processing/Management - 0.4%

Broadridge Financial Solutions, Inc.	35,800	592,848

Diversified Banking Institutions - 9.9%

Bank of America Corp.	221,446	2,495,697
Citigroup, Inc.	129,000	479,880
JPMorgan Chase & Co.	153,431	5,661,604
Morgan Stanley	73,723	2,235,281
The Goldman Sachs Group, Inc.	21,998	3,180,251

		14,052,713

Diversified Manufacturing Operations - 3.1%

General Electric Co.	329,886	4,446,863

Electric-Integrated - 3.2%

CMS Energy Corp.	137,775	1,562,368
Consolidated Edison, Inc.	53,352	1,891,862
PG&E Corp.	28,200	1,035,222

		4,489,452

Electronic Connectors - 1.0%

Thomas & Betts Corp.†	45,088	1,383,300

Engineering/R&D Services - 2.3%

Fluor Corp.	31,021	1,457,366
Jacobs Engineering Group, Inc.†	14,928	640,411
The Shaw Group, Inc.†	44,208	1,202,458

		3,300,235

Finance-Investment Banker/Broker - 1.1%

Knight Capital Group, Inc., Class A†	88,050	1,515,340

Food-Dairy Products - 1.0%

Dean Foods Co.†	74,148	1,393,982

Food-Retail - 0.7%

Safeway, Inc.	49,091	994,584

Gas-Distribution - 2.3%

Atmos Energy Corp.	17,700	424,800
Sempra Energy	45,658	2,085,657
UGI Corp.	28,886	696,442

		3,206,899

Human Resources - 1.1%

Hewitt Associates, Inc., Class A†	20,939	607,231
Manpower, Inc.	23,982	1,019,475

		1,626,706

Insurance Brokers - 0.5%

AON Corp.	18,858	678,888

Insurance-Multi-line - 0.8%

American Financial Group, Inc.	54,130	1,159,465

Insurance-Property/Casualty - 0.6%

Arch Capital Group, Ltd.†	14,622	832,138

Insurance-Reinsurance - 1.7%

Aspen Insurance Holdings, Ltd.	41,968	969,041
Axis Capital Holdings, Ltd.	39,521	943,762
Endurance Specialty Holdings, Ltd.	20,100	552,147

		2,464,950

Machinery-Construction & Mining - 0.8%

Joy Global, Inc.	34,538	1,190,525

Machinery-General Industrial - 0.3%

Gardner Denver, Inc.†	16,809	476,367

Medical Labs & Testing Services - 0.6%

Quest Diagnostics, Inc.	16,171	844,450

Medical Products - 2.0%

Johnson & Johnson	51,088	2,818,014

Medical-Biomedical/Gene - 0.9%

Myriad Genetics, Inc.†	35,291	1,276,123

Medical-Drugs - 7.7%

Cephalon, Inc.†	15,448	900,773
Eli Lilly & Co.	87,412	3,021,833
Forest Laboratories, Inc.†	71,462	1,692,935
Pfizer, Inc.	355,127	5,394,379

		11,009,920

Medical-HMO - 2.0%

CIGNA Corp.	55,637	1,233,472
UnitedHealth Group, Inc.	63,280	1,683,248

		2,916,720

Multimedia - 1.2%

Time Warner, Inc.	75,104	1,758,936

Oil & Gas Drilling - 2.4%

Noble Corp.	58,652	2,015,869
Transocean, Ltd.†	17,081	1,357,598

		3,373,467

Oil Companies-Exploration & Production - 1.4%

Apache Corp.	6,240	525,782
Occidental Petroleum Corp.	22,607	1,517,156

		2,042,938

Oil Companies-Integrated - 11.9%

Chevron Corp.	87,352	5,823,758
ConocoPhillips	12,819	587,623
Exxon Mobil Corp.	151,683	10,519,216

		16,930,597

Pharmacy Services - 0.9%

Omnicare, Inc.	49,104	1,327,281

Real Estate Investment Trusts - 1.7%

Annaly Capital Management, Inc.	121,627	1,695,480
ProLogis	91,557	777,319

		2,472,799

Retail-Apparel/Shoe - 1.2%

Foot Locker, Inc.	63,200	702,152
Ross Stores, Inc.	25,940	1,015,810

		1,717,962

Retail-Auto Parts - 1.2%

AutoZone, Inc.†	10,939	1,664,369

Retail-Automobile - 0.8%

AutoNation, Inc.†	67,945	1,078,967

Retail-Discount - 3.1%

Big Lots, Inc.†	47,834	1,100,660
Dollar Tree, Inc.†	14,927	668,282
Family Dollar Stores, Inc.	39,813	1,205,140
Wal-Mart Stores, Inc.	30,377	1,510,952

		4,485,034

Retail-Restaurants - 0.4%

Darden Restaurants, Inc.	17,008	615,179

Savings & Loans/Thrifts - 0.5%

New York Community Bancorp, Inc.	68,840	761,370

Schools - 1.6%

Apollo Group, Inc., Class A†	24,249	1,433,116
Career Education Corp.†	40,100	805,208

		2,238,324

Steel-Producers - 1.3%

AK Steel Holding Corp.	45,100	644,930
Reliance Steel & Aluminum Co.	33,500	1,272,665

		1,917,595

Telephone-Integrated - 4.8%

AT&T, Inc.	152,110	3,770,807
CenturyTel, Inc.	31,524	972,515
Verizon Communications, Inc.	73,054	2,137,560

		6,880,882

Total Long-Term Investment Securities
(cost $151,866,569)		140,682,955

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Registered Investment Companies - 1.3%

VALIC Co. I Money Market I Fund
(cost $1,831,649)	$1,831,649	1,831,649

TOTAL INVESTMENTS
(cost $153,698,218)(1)	99.9%	142,514,604
Other assets less liabilities	0.1	104,428

NET ASSETS	100.0%	$142,619,032

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.5%
Agricultural Chemicals - 0.9%

Intrepid Potash, Inc.†	39,243	$1,279,322

Apparel Manufacturers - 2.9%

Carter’s, Inc.†	64,398	1,523,013
Coach, Inc.	27,495	722,293
Hanesbrands, Inc.†	110,750	1,871,675

		4,116,981

Applications Software - 1.3%

Check Point Software Technologies, Ltd.†	79,985	1,867,650

Banks-Fiduciary - 2.3%

Northern Trust Corp.	24,612	1,418,882
State Street Corp.	39,893	1,853,030

		3,271,912

Banks-Super Regional - 0.9%

Capital One Financial Corp.	50,882	1,243,556

Casino Services - 1.2%

Scientific Games Corp., Class A†	92,551	1,650,184

Coal - 0.5%

CONSOL Energy, Inc.	18,159	747,424

Commercial Services - 1.9%

Alliance Data Systems Corp.†	33,780	1,368,090
Quanta Services, Inc.†	56,245	1,282,948

		2,651,038

Commercial Services-Finance - 0.9%

Equifax, Inc.	48,082	1,308,792

Computer Aided Design - 1.3%

ANSYS, Inc.†	24,162	721,477
Autodesk, Inc.†	52,900	1,135,234

		1,856,711

Computer Services - 3.2%

Cognizant Technology Solutions Corp., Class A†	88,708	2,234,555
IHS, Inc., Class A†	48,194	2,313,312

		4,547,867

Computers-Memory Devices - 2.3%

NetApp, Inc.†	65,126	1,269,957
Western Digital Corp.†	80,170	1,992,225

		3,262,182

Consumer Products-Misc. - 1.2%

Jarden Corp.†	94,694	1,683,659

Containers-Metal/Glass - 1.0%

Crown Holdings, Inc.†	57,340	1,347,490

Containers-Paper/Plastic - 1.0%

Pactiv Corp.†	62,174	1,392,698

Cosmetics & Toiletries - 1.6%

Chattem, Inc.†	12,489	745,968
The Estee Lauder Cos., Inc., Class A	44,536	1,473,251

		2,219,219

Dialysis Centers - 1.0%

Fresenius Medical Care AG(2)	33,428	1,401,073

Distribution/Wholesale - 1.8%

Fastenal Co.	37,328	1,240,036
LKQ Corp.†	87,920	1,344,297

		2,584,333

Diversified Banking Institutions - 1.8%

Morgan Stanley	81,560	2,472,899

Electronic Components-Semiconductors - 2.1%

Altera Corp.	36,932	628,582
Broadcom Corp., Class A†	27,566	702,382
ON Semiconductor Corp.†	230,161	1,576,603

		2,907,567

Electronic Connectors - 0.9%

Amphenol Corp., Class A	39,512	1,319,306

Electronic Forms - 1.7%

Adobe Systems, Inc.†	83,804	2,361,597

Engineering/R&D Services - 0.9%

The Shaw Group, Inc.†	48,599	1,321,893

Enterprise Software/Service - 0.9%

CA, Inc.	75,679	1,320,599

Entertainment Software - 1.4%

Activision Blizzard, Inc.†	167,862	2,027,773

Finance-Investment Banker/Broker - 3.6%

Lazard, Ltd., Class A	62,449	1,766,058
TD Ameritrade Holding Corp.†	109,382	1,863,869
The Charles Schwab Corp.	79,178	1,393,533

		5,023,460

Hotel/Motels - 0.6%

Starwood Hotels & Resorts Worldwide, Inc.	33,332	815,634

Human Resources - 1.9%

Hewitt Associates, Inc., Class A†	46,041	1,335,189
Robert Half International, Inc.	62,369	1,334,073

		2,669,262

Instruments-Scientific - 1.0%

Thermo Fisher Scientific, Inc.†	35,822	1,393,834

Internet Security - 1.0%

McAfee, Inc.†	35,282	1,384,113

Investment Management/Advisor Services - 1.5%

Affiliated Managers Group, Inc.†	37,340	2,095,147

Medical Products - 0.7%

Zimmer Holdings, Inc.†	23,168	1,032,134

Medical-Biomedical/Gene - 1.2%

United Therapeutics Corp.†	21,257	1,703,749

Medical-Drugs - 1.0%

Grifols SA(2)	40,931	738,183
Shire PLC(2)	52,212	724,463

		1,462,646

Medical-Wholesale Drug Distribution - 0.5%

McKesson Corp.	17,534	721,524

Metal-Copper - 1.7%

Freeport-McMoRan Copper & Gold, Inc.	30,249	1,646,453
Southern Copper Corp.	34,983	732,194

		2,378,647

Networking Products - 0.3%

3Com Corp.†	80,984	349,851

Non-Hazardous Waste Disposal - 1.9%

Republic Services, Inc.	61,923	1,411,225
Waste Management, Inc.	48,285	1,332,183

		2,743,408

Oil & Gas Drilling - 2.4%

Noble Corp.	58,815	2,021,472
Patterson-UTI Energy, Inc.	95,798	1,373,743

		3,395,215

Oil Companies-Exploration & Production - 5.6%

Continental Resources, Inc.†	79,351	2,349,583
Denbury Resources, Inc.†	103,745	1,783,377
PetroHawk Energy Corp.†	71,552	1,803,110
Southwestern Energy Co.†	43,458	1,889,119

		7,825,189

Oil-Field Services - 2.2%

Key Energy Services, Inc.†	134,212	865,667
Weatherford International, Ltd.†	109,505	2,266,754

		3,132,421

Pharmacy Services - 1.8%

Express Scripts, Inc.†	28,491	1,824,848
Omnicare, Inc.	24,890	672,777

		2,497,625

Physical Therapy/Rehabilitation Centers - 0.9%

Psychiatric Solutions, Inc.†	67,511	1,245,578

Private Corrections - 1.4%

Corrections Corp. of America†	132,692	2,036,822

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	20,046	702,612

Research & Development - 0.4%

Pharmaceutical Product Development, Inc.	27,648	553,789

Respiratory Products - 0.5%

ResMed, Inc.†	17,200	637,604

Retail-Apparel/Shoe - 2.9%

Aeropostale, Inc.†	42,870	1,484,160
American Eagle Outfitters, Inc.	90,917	1,346,481
Nordstrom, Inc.	61,744	1,215,739

		4,046,380

Retail-Auto Parts - 1.2%

O’Reilly Automotive, Inc.†	45,966	1,657,074

Retail-Automobile - 1.1%

Copart, Inc.†	51,794	1,589,558

Retail-Consumer Electronics - 1.0%

Best Buy Co., Inc.	40,505	1,421,726

Retail-Discount - 1.0%

Dollar Tree, Inc.†	31,030	1,389,213

Retail-Drug Store - 1.0%

Shoppers Drug Mart Corp.	35,784	1,453,976

Retail-Perfume & Cosmetics - 0.6%

Ulta Salon Cosmetics & Fragrance, Inc.†	91,075	779,602

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.†	14,131	600,144

Rubber-Tires - 0.9%

The Goodyear Tire & Rubber Co.†	115,673	1,324,456

Satellite Telecom - 0.1%

DigitalGlobe, Inc.†	10,632	191,695

Schools - 2.4%

Apollo Group, Inc., Class A†	11,386	672,913
Capella Education Co.†	26,601	1,388,306
ITT Educational Services, Inc.†	14,974	1,374,463

		3,435,682

Semiconductor Components-Integrated Circuits - 0.5%

Marvell Technology Group, Ltd.†	64,104	732,709

Semiconductor Equipment - 1.9%
ASML Holding NV(2)	50,622	1,044,362
KLA-Tencor Corp.	36,484	985,068
Lam Research Corp.†	25,540	668,892

		2,698,322

Steel-Producers - 1.0%

Nucor Corp.	30,430	1,336,181

Telecom Services - 0.8%

Amdocs, Ltd.†	53,446	1,156,571

Tools-Hand Held - 1.1%

The Stanley Works	41,896	1,495,687

Transactional Software - 1.3%

Solera Holdings, Inc.†	77,802	1,781,666

Transport-Marine - 0.6%

Diana Shipping, Inc	43,836	790,363

Transport-Services - 1.0%

UTi Worldwide, Inc.†	109,194	1,431,533

Transport-Truck - 4.4%

Con-way, Inc.	45,199	1,450,888
J.B. Hunt Transport Services, Inc.	53,869	1,655,394
Knight Transportation, Inc.	82,036	1,455,319
Landstar System, Inc.	41,309	1,569,742

		6,131,343

Veterinary Diagnostics - 1.0%

VCA Antech, Inc.†	57,008	1,383,584

Wireless Equipment - 1.8%

American Tower Corp., Class A†	55,315	1,762,889
Crown Castle International Corp.†	32,410	786,267

		2,549,156

Total Long-Term Investment Securities
(cost $137,702,688)		137,340,610

REPURCHASE AGREEMENT - 3.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $4,439,004 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 10/18/16 and having an approximate value of $4,572,750 (cost $4,439,000)	$4,439,000	4,439,000

TOTAL INVESTMENTS
(cost $142,141,688)(1)	100.6%	141,779,610
Liabilities in excess of other assets	(0.6)	(874,124)

NET ASSETS	100.0%	$140,905,486

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at May 31, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.6%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	57,695	$1,759,697

Aerospace/Defense - 0.5%

Teledyne Technologies, Inc.†	66,400	2,182,568

Aerospace/Defense-Equipment - 0.6%

Alliant Techsystems, Inc.†	22,700	1,958,783
Goodrich Corp.	12,728	617,817

		2,576,600

Agricultural Chemicals - 0.8%

Agrium, Inc. †	63,900	3,145,158

Agricultural Operations - 1.4%

Bunge, Ltd.	60,343	3,817,902
Chaoda Modern Agriculture Holdings, Ltd.(1)	2,989,040	1,874,598

		5,692,500

Airlines - 1.3%

Delta Air Lines, Inc.†	901,312	5,236,623

Apparel Manufacturers - 1.3%

VF Corp.	93,182	5,294,601

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.†	373,648	2,148,476

Auto/Truck Parts & Equipment-Original - 0.9%

Magna International, Inc., Class A	31,859	1,033,187
TRW Automotive Holdings Corp.†	290,900	2,594,828

		3,628,015

Banks-Commercial - 1.6%

M&T Bank Corp.	60,349	3,035,555
Popular, Inc.	163,009	479,247
Regions Financial Corp.	161,659	677,351
TCF Financial Corp.	167,673	2,407,784

		6,599,937

Banks-Fiduciary - 0.4%

Northern Trust Corp.	30,411	1,753,194

Banks-Super Regional - 1.0%

Comerica, Inc.	190,326	4,126,268
SunTrust Banks, Inc.	9,800	129,066

		4,255,334

Beverages-Non-alcoholic - 0.4%

Pepsi Bottling Group, Inc.	48,196	1,583,721

Building-Residential/Commercial - 2.9%

D.R. Horton, Inc.	136,872	1,260,591
M.D.C Holdings, Inc.	187,500	5,758,125
Pulte Homes, Inc.	47,597	418,853
Toll Brothers, Inc.†	251,346	4,670,009

		12,107,578

Cable TV - 0.4%

Cablevision Systems Corp., Class A	86,829	1,652,356

Chemicals-Diversified - 2.0%

Celanese Corp., Class A	150,887	3,094,692
FMC Corp.	93,000	5,054,550

		8,149,242

Coal - 0.4%

Alpha Natural Resources, Inc.†	67,834	1,868,827

Coatings/Paint - 0.3%

The Sherwin-Williams Co.	21,727	1,147,186

Commercial Services - 1.6%

PHH Corp.†	429,900	6,620,460

Commercial Services-Finance - 0.4%

The Western Union Co.	103,800	1,829,994

Computer Graphics - 0.5%

Compagnie Generale de Geophysique-Veritas ADR†	127,800	2,262,060

Computer Services - 0.8%

Affiliated Computer Services, Inc., Class A†	20,218	908,597
CACI International, Inc., Class A†	38,900	1,492,593
Computer Sciences Corp.†	25,593	1,086,679

		3,487,869

Computers-Memory Devices - 0.7%

NetApp, Inc.†	148,000	2,886,000

Containers-Metal/Glass - 1.8%

Greif, Inc., Class A	66,200	3,198,784
Owens-Illinois, Inc.†	146,200	4,185,706

		7,384,490

Containers-Paper/Plastic - 1.7%

Packaging Corp. of America	109,619	1,767,058
Pactiv Corp.†	127,100	2,847,040
Sonoco Products Co.	105,703	2,574,925

		7,189,023

Cosmetics & Toiletries - 0.2%

Alberto-Culver Co.	35,840	832,922

Distribution/Wholesale - 0.6%

Genuine Parts Co.	18,200	609,336
WW Grainger, Inc.	21,826	1,720,544

		2,329,880

Diversified Manufacturing Operations - 2.5%

Cooper Industries, Ltd., Class A	56,355	1,849,571
Dover Corp.	44,400	1,395,936
Parker Hannifin Corp.	78,166	3,303,295
Pentair, Inc.	161,400	4,039,842

		10,588,644

Diversified Operations - 0.5%

First Pacific Co.(1)	3,760,000	1,872,920

E-Commerce/Services - 0.3%

Expedia, Inc.†	63,167	1,093,421

Electric Products-Misc. - 0.7%

AMETEK, Inc.	56,100	1,764,345
Molex, Inc.	68,126	1,040,965

		2,805,310

Electric-Integrated - 7.1%

Allegheny Energy, Inc.	31,400	785,000
American Electric Power Co., Inc.	50,736	1,336,386
CMS Energy Corp.	202,736	2,299,026
Edison International	116,913	3,418,536
Entergy Corp.	21,193	1,581,422
Northeast Utilities	261,800	5,442,822
NV Energy, Inc.	459,700	4,597,000
PG&E Corp.	44,055	1,617,259
Wisconsin Energy Corp.	166,057	6,552,609

Xcel Energy, Inc.	118,430	2,031,075

		29,661,135

Electronic Components-Misc. - 1.3%

Flextronics International, Ltd.†	674,862	2,672,454
Kingboard Laminates Holdings, Ltd.(1)	6,213,000	2,742,179

		5,414,633

Electronic Components-Semiconductors - 0.4%

Broadcom Corp., Class A†	71,319	1,817,208

Electronic Connectors - 0.5%

Amphenol Corp., Class A	60,568	2,022,365

Electronic Parts Distribution - 2.3%

Arrow Electronics, Inc.†	299,292	7,239,873
Avnet, Inc.†	94,787	2,181,049

		9,420,922

Engineering/R&D Services - 1.5%

URS Corp.†	128,521	6,179,290

Enterprise Software/Service - 0.6%

BMC Software, Inc.†	48,765	1,662,886
Sybase, Inc.†	23,252	756,388

		2,419,274

Finance-Commercial - 0.3%

CIT Group, Inc.	301,414	1,154,416

Finance-Credit Card - 0.3%

Discover Financial Services	140,666	1,344,767

Finance-Investment Banker/Broker - 1.3%

TD Ameritrade Holding Corp.†	325,836	5,552,245

Finance-Other Services - 0.3%

Solar Cayman Ltd.†*(2)(3)(4)(5)	120,200	1,054,154

Fisheries - 0.6%

Marine Harvest†(1)	4,446,000	2,621,607

Food-Confectionery - 0.3%

The Hershey Co.	32,594	1,147,961

Food-Dairy Products - 0.1%

Dean Foods Co.†	27,000	507,600

Food-Meat Products - 1.0%

Marfrig Frigorificos e Comercio de Alimentos SA†	242,800	1,900,345
Perdigao SA	123,700	2,429,238

		4,329,583

Food-Misc. - 1.4%

ConAgra Foods, Inc.	176,440	3,280,019
Corn Products International, Inc.	53,337	1,408,630
H.J. Heinz Co.	35,065	1,282,678

		5,971,327

Food-Retail - 0.4%

The Kroger Co.	66,549	1,517,317

Gas-Distribution - 1.6%

Sempra Energy	58,128	2,655,287
UGI Corp.	173,716	4,188,293

		6,843,580

Industrial Gases - 0.7%

Air Products & Chemicals, Inc.	44,191	2,862,693

Insurance Brokers - 0.7%

AON Corp.	78,879	2,839,644

Insurance-Life/Health - 2.8%

Lincoln National Corp.	38,545	730,427
Principal Financial Group, Inc.	139,604	3,099,209
Unum Group	465,935	7,972,148

		11,801,784

Insurance-Property/Casualty - 1.0%

Arch Capital Group, Ltd.†	30,480	1,734,617
Fidelity National Financial, Inc., Class A	96,200	1,341,028
First American Corp.	48,500	1,106,770

		4,182,415

Insurance-Reinsurance - 4.5%

Everest Re Group, Ltd.	82,658	5,722,413
PartnerRe, Ltd.	60,566	3,952,537
Platinum Underwriters Holdings, Ltd.	123,555	3,562,091
Reinsurance Group of America, Inc.	144,959	5,331,592

		18,568,633

Internet Security - 1.0%

McAfee, Inc.†	108,100	4,240,763

Investment Management/Advisor Services - 3.6%

Affiliated Managers Group, Inc.†	50,576	2,837,819
Ameriprise Financial, Inc.	239,359	7,228,642
Invesco, Ltd.	323,064	5,055,952

		15,122,413

Leisure Products - 0.4%

WMS Industries, Inc.†	46,531	1,650,455

Machine Tools & Related Products - 0.3%

Kennametal, Inc.	65,100	1,229,088

Machinery-Farming - 0.2%

AGCO Corp.†	29,500	851,370

Medical Labs & Testing Services - 1.0%

Laboratory Corp. of America Holdings†	39,300	2,395,728
Quest Diagnostics, Inc.	37,051	1,934,803

		4,330,531

Medical Products - 0.4%

West Pharmaceutical Services, Inc.	53,800	1,738,816

Medical-Drugs - 1.3%

Endo Pharmaceuticals Holdings, Inc.†	105,612	1,682,399
H. Lundbeck A/S(1)	36,346	814,590
King Pharmaceuticals, Inc.†	297,300	2,812,458

		5,309,447

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†	424,915	2,681,214

Medical-HMO - 1.1%

CIGNA Corp.	211,500	4,688,955

Medical-Hospitals - 0.5%

Universal Health Services, Inc., Class B	35,672	1,959,463

Medical-Wholesale Drug Distribution - 1.4%

AmerisourceBergen Corp.	152,871	5,671,514

Metal-Copper - 0.5%

Freeport-McMoRan Copper & Gold, Inc.	35,115	1,911,309

Metal-Iron - 0.7%

Cliffs Natural Resources, Inc.	102,800	2,801,300

Non-Ferrous Metals - 0.2%

Uranium One, Inc.†	508,200	1,024,081

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	81,967	1,868,028

Oil & Gas Drilling - 0.2%

Nabors Industries, Ltd.†	44,624	797,877

Oil Companies-Exploration & Production - 4.1%

Denbury Resources, Inc.†	58,185	1,000,200
EOG Resources, Inc.	27,569	2,017,775
Newfield Exploration Co.†	166,898	6,028,356
Noble Energy, Inc.	105,413	6,269,965
Plains Exploration & Production Co.†	55,256	1,562,640

		16,878,936

Oil-Field Services - 1.1%

SBM Offshore NV(1)	62,222	1,057,541
Weatherford International, Ltd.†	164,500	3,405,150

		4,462,691

Pharmacy Services - 0.2%

Omnicare, Inc.	27,887	753,786

Pipelines - 0.3%

El Paso Corp.	126,384	1,232,244

Printing-Commercial - 0.5%

R.R. Donnelley & Sons Co.	149,037	2,009,019

Real Estate Investment Trusts - 4.9%

Annaly Capital Management, Inc.	117,200	1,633,768
Boston Properties, Inc.	34,775	1,680,328
Chimera Invt Corp.	1,743,416	6,084,522
Essex Property Trust, Inc.	22,293	1,517,930
Federal Realty Investment Trust	27,061	1,424,762
Kimco Realty Corp.	169,600	1,982,624
MFA Mtg. Investments, Inc.	308,200	1,929,332
Public Storage	26,565	1,769,494
Ventas, Inc.	41,681	1,265,435
Vornado Realty Trust	19,751	921,582

		20,209,777

Retail-Apparel/Shoe - 1.9%

American Eagle Outfitters, Inc.	290,900	4,308,229
The Gap, Inc.	196,617	3,509,613

		7,817,842

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	27,044	1,151,804

Retail-Major Department Stores - 1.2%

J.C. Penney Co., Inc.	62,856	1,639,913
TJX Cos., Inc.	114,600	3,381,846

		5,021,759

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.†	35,059	1,488,956

Savings & Loans/Thrifts - 0.5%

Beneficial Mutual Bancorp, Inc.†	52,904	505,762
Hudson City Bancorp, Inc.	128,050	1,642,882

		2,148,644

Semiconductor Components-Integrated Circuits - 0.5%

Analog Devices, Inc.	84,734	2,068,357

Semiconductor Equipment - 2.1%

Teradyne, Inc.†	342,400	2,448,160
Varian Semiconductor Equipment Associates, Inc.†	266,950	6,278,664

		8,726,824

Steel-Producers - 0.6%

Nucor Corp.	28,443	1,248,932
Schnitzer Steel Industries, Inc., Class A	23,556	1,284,744

		2,533,676

Telecom Equipment-Fiber Optics - 0.3%

JDS Uniphase Corp.†	262,700	1,415,953

Telecom Services - 1.2%

Virgin Media, Inc.	584,500	5,085,150

Telecommunication Equipment - 0.2%

Harris Corp.	22,721	706,169

Telephone-Integrated - 0.8%

Windstream Corp.	384,981	3,237,690

Therapeutics - 0.5%

Theravance, Inc.†	154,371	2,284,691

Tobacco - 0.7%

Lorillard, Inc.	42,008	2,870,407

Tools-Hand Held - 0.5%

The Stanley Works	54,047	1,929,478

Toys - 0.5%

Mattel, Inc.	133,000	2,076,130

Transport-Truck - 1.1%

Con-way, Inc.	83,400	2,677,140
Werner Enterprises, Inc.	111,417	2,004,392

		4,681,532

Total Long-Term Investment Securities
(cost $465,883,395)		409,867,298

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Time Deposits - 0.6%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 06/01/09
(cost $2,460,000)	$2,460,000	2,460,000

REPURCHASE AGREEMENT - 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $2,905,002 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.13% due 10/18/16 and having approximate value of $2,994,063 (cost $2,905,000)	2,905,000	2,905,000

TOTAL INVESTMENTS
(cost $471,248,395)(6)	99.9%	415,232,298
Other assets less liabilities	0.1	297,076

NET ASSETS	100.0%	$415,529,374

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $1,054,154 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Consists of more than one type of securities traded together as a unit.
(3)	To the extent permitted by the Statement of Additional Information, the Mid Cap Value Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Mid Cap Value Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Solar Cayman Ltd. Common Stock	3/09/07	$120,200	$1,803,000	$1,054,154	$8.77	0.25%

(4)	Fair valued security; see Note 1
(5)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $1,054,154, representing 0.3% of net assets.
(6)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.3%
Domestic Equity Investment Companies - 57.7%

VALIC Co. I Blue Chip Growth Fund	1,061,919	$7,741,393
VALIC Co. I Global Real Estate Fund	1,218,470	7,859,132
VALIC Co. I Mid Cap Index Fund	116,521	1,552,065
VALIC Co. I Small Cap Special Values Fund	1,024,345	6,176,800
VALIC Co. I Stock Index Fund	390,704	7,446,823
VALIC Co. I Value Fund	930,750	6,701,401
VALIC Co. II Capital Appreciation Fund	2,165,821	15,009,140
VALIC Co. II Large Cap Value Fund	312,796	2,636,873
VALIC Co. II Mid Cap Value Fund	752,409	8,276,496
VALIC Co. II Small Cap Growth Fund†	310,281	2,503,968
VALIC Co. II Small Cap Value Fund	720,969	6,092,187

Total Domestic Equity Investment Companies
(cost $64,958,241)		71,996,278

Fixed Income Investment Companies - 37.4%

VALIC Co. I International Government Bond Fund	322,491	3,724,769
VALIC Co. II Core Bond Fund	3,051,265	28,529,325
VALIC Co. II High Yield Bond Fund	1,517,977	9,411,460
VALIC Co. II Strategic Bond Fund	520,170	4,983,230

Total Fixed Income Investment Companies
(cost $44,632,476)		46,648,784

International Equity Investment Companies - 5.2%

VALIC Co. I International Equities Fund	997,548	5,137,370
VALIC Co. I International Growth I Fund	38,918	322,629
VALIC Co. II International Small Cap Equity Fund	101,387	975,339

Total International Equity Investment Companies
(cost $5,690,296)		6,435,338

TOTAL INVESTMENTS
(cost $115,281,013)(2)	100.3%	125,080,400
Liabilities in excess of other assets	(0.3)	(327,704)

NET ASSETS	100.0%	$124,752,696

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 91.7%
Certificates of Deposit - 8.4%

Barclays Bank PLC
1.47% due 11/04/09(1)	$3,700,000	$3,700,000
Barclays Bank PLC
2.22% due 06/18/09	4,000,000	4,000,000
Calyon
2.16% due 01/19/10(1)	4,000,000	4,000,989
Deutsche Bank AG
0.67% due 10/01/09(1)	4,000,000	4,001,209
Rabobank Nederland NV
1.01% due 09/04/09	3,800,000	3,800,099
Royal Bank of Canada
1.19% due 08/07/09(1)	4,000,000	3,999,101

Total Certificates of Deposit (amortized cost $23,501,398)		23,501,398

Commercial Paper - 6.3%

Bank of America Corp.
0.18% due 06/01/09	3,500,000	3,500,000
Deutsche Bank Financial LLC
0.62% due 07/22/09	3,600,000	3,596,838
J.P. Morgan Chase & Co.
0.22% due 06/18/09	4,000,000	3,999,584
State Street Corp.
0.19% due 07/10/09	3,000,000	2,999,383
UBS Finance Delaware LLC
0.20% due 06/01/09	3,500,000	3,500,000

Total Commercial Paper (amortized cost $17,595,805)		17,595,805

Corporate Bonds & Notes - 5.5%

Bank of America NA
FDIC Guar. Notes
1.36% due 06/15/09(1)	7,500,000	7,500,000
JPMorgan Chase & Co.
FDIC Guar. Notes
0.74% due 08/24/09(1)	1,000,000	1,000,000
General Electric Capital Corp.
FDIC Guar. Notes
1.91% due 06/09/09(1)	3,500,000	3,544,987
Citigroup Funding, Inc.
FDIC Guar. Notes
1.14% due 07/30/09(1)	3,300,000	3,305,433

Total Corporate Bonds & Notes (amortized cost $15,350,420)		15,350,420

Medium Term Notes - 4.2%

Bear Stearns Co., Inc.
1.55% due 06/09/09(1)	3,000,000	2,997,500
General Electric Capital Corp.
0.77% due 08/31/09(1)	4,000,000	3,981,973
J.P. Morgan Chase & Co.
0.36% due 06/26/09(1)	1,000,000	999,245
Wachovia Bank NA
0.89% due 08/21/09(1)	3,600,000	3,595,148

Total Medium Term Notes (amortized cost $11,573,866)		11,573,866

U.S. Government Agencies - 64.0%

Federal Farm Credit Bank
0.31% due 06/27/09(1)	4,000,000	3,999,342
0.71% due 06/01/09(1)	3,800,000	3,800,000
Federal Home Loan Bank
0.13% due 06/01/09	3,000,000	3,000,000
0.26% due 06/19/09	3,800,000	3,799,506
0.28% due 06/22/09	3,800,000	3,799,379
0.29% due 06/21/09(1)	8,000,000	8,000,000
0.45% due 09/16/09	3,800,000	3,794,917
0.58% due 08/26/09	4,000,000	3,994,458
0.59% due 09/02/09	10,000,000	9,984,758
0.80% due 11/20/09	8,000,000	7,969,422
0.90% due 04/07/10	1,500,000	1,499,357
1.00% due 02/12/10	8,000,000	7,943,111
1.02% due 02/26/10	6,500,000	6,495,951
1.04% due 07/13/09(1)	15,500,000	15,497,672
1.05% due 02/23/10	3,800,000	3,797,175
1.05% due 03/05/10	3,800,000	3,798,218
1.11% due 07/08/09(1)	5,000,000	5,000,334
1.50% due 07/17/09	3,200,000	3,193,867
Federal Home Loan Mtg. Corp.
0.25% due 10/20/09	7,000,000	6,993,146
0.68% due 09/30/09	11,000,000	10,974,859
0.88% due 08/04/09(1)	6,000,000	6,000,000
1.04% due 07/12/09(1)	3,000,000	2,999,942
1.21% due 07/07/09(1)	3,500,000	3,499,353
1.26% due 06/10/09(1)	7,000,000	6,998,841
Federal National Mtg. Assoc.
0.26% due 08/10/09	3,500,000	3,498,231
0.39% due 07/14/09	7,000,000	6,996,739
0.88% due 08/12/09(1)	7,885,000	7,885,441
0.97% due 08/15/09(1)	3,800,000	3,799,470
1.03% due 07/13/09(1)	15,000,000	14,999,163
1.55% due 09/02/09	4,000,000	3,983,983

Total U.S. Government Agencies (amortized cost $177,996,635)		177,996,635

U.S. Government Treasuries - 3.3%

United States Treasury Bills
0.13% due 06/25/09	5,000,000	4,999,583
1.26% due 07/02/09	4,100,000	4,095,552

Total U.S. Government Treasuries (amortized cost $9,095,135)		9,095,135

Total Short-Term Investment Securities - 91.7% (amortized cost $255,113,259)		255,113,259

REPURCHASE AGREEMENT - 8.5%

UBS Securities LLC Joint Repurchase Agreement(2) (amortized cost $23,601,000)	23,601,000	23,601,000

TOTAL INVESTMENTS - (amortized cost $278,714,259) (3)	100.2%	278,714,259
Liabilities in excess of other assets	(0.2)	(586,199)

NET ASSETS	100.0%	$278,128,060

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

FDIC - Federal Deposit Insurance Corp.

Allocation of investments as a percentage of net assets by industry category as of May 31, 2009:

U.S. Government Agencies	64.1%
Repurchase Agreement	8.4
Foreign Bank	6.9
Super-Regional Banks - U.S.	5.2
Money Center Banks	3.6
U.S. Government Securities	3.3
Finance	2.7
Diversified Financial Services	2.4
Commercial Banks - Canadian	1.4
Investment Bank/Brokerage	1.1
Commercial Banks	1.1

100.2%

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.1%
Aerospace/Defense-Equipment - 1.0%

HEICO Corp.	11,030	$384,726

Applications Software - 3.1%

NetSuite, Inc.†	30,800	356,048
Nuance Communications, Inc.†	65,750	815,300

		1,171,348

Batteries/Battery Systems - 0.7%

EnerSys†	15,720	254,664

Building & Construction Products-Misc. - 0.5%

Simpson Manufacturing Co., Inc.	9,170	191,103

Building Products-Air & Heating - 0.9%

Lennox International, Inc.	10,750	333,358

Building Products-Cement - 0.8%

Eagle Materials, Inc.	11,810	290,526

Casino Hotels - 0.8%

Boyd Gaming Corp.†	28,500	286,140

Chemicals-Diversified - 0.6%

Innospec, Inc.	27,140	241,817

Commercial Services-Finance - 1.7%

Bankrate, Inc.†	12,000	361,320
Morningstar, Inc.†	6,430	266,331

		627,651

Communications Software - 0.3%

SolarWinds, Inc.†	8,600	129,000

Computer Aided Design - 1.3%

ANSYS, Inc.†	16,410	490,003

Computer Services - 1.1%

Syntel, Inc.	14,530	417,447

Computers-Integrated Systems - 0.8%

NCI, Inc.†	12,350	310,726

Computers-Memory Devices - 1.2%

Data Domain, Inc.†	18,340	467,120

Computers-Periphery Equipment - 0.8%

Synaptics, Inc.†	8,320	292,198

Consulting Services - 2.3%

FTI Consulting, Inc.†	9,970	500,694
Watson Wyatt Worldwide, Inc., Class A	9,360	355,118

		855,812

Decision Support Software - 0.9%

MSCI, Inc., Class A†	16,260	345,850

Diagnostic Equipment - 0.5%

Hansen Medical, Inc.†	32,600	185,820

Diagnostic Kits - 0.8%

Meridian Bioscience, Inc.	15,340	293,147

Distribution/Wholesale - 1.5%

Beacon Roofing Supply, Inc.†	13,480	195,460
LKQ Corp.†	23,710	362,526

		557,986

Diversified Manufacturing Operations - 0.7%

Carlisle Cos., Inc.	11,770	269,180

E-Marketing/Info - 0.8%

Digital River, Inc.†	8,210	313,047

Educational Software - 1.7%

Blackboard, Inc.†	22,920	660,554

Electronic Components-Semiconductors - 1.3%

Microsemi Corp.†	36,250	487,925

Electronic Measurement Instruments - 0.7%

FLIR Systems, Inc.†	12,380	278,055

Engineering/R&D Services - 0.7%

Aecom Technology Corp.†	8,880	283,361

Enterprise Software/Service - 4.8%

MedAssets, Inc.†	53,840	851,210
Omnicell, Inc.†	58,050	533,480
Taleo Corp., Class A†	29,680	460,040

		1,844,730

Entertainment Software - 1.1%

THQ, Inc.†	67,290	432,675

Finance-Investment Banker/Broker - 0.4%

Investment Technology Group, Inc.†	7,569	157,435

Footwear & Related Apparel - 2.8%

Iconix Brand Group, Inc.†	50,440	816,624
Skechers USA, Inc., Class A†	26,370	250,515

		1,067,139

Insurance-Multi-line - 0.8%

HCC Insurance Holdings, Inc.	12,380	305,662

Insurance-Property/Casualty - 2.0%

ProAssurance Corp.†	9,460	427,686
Tower Group, Inc.	14,302	341,675

		769,361

Internet Application Software - 2.1%

Art Technology Group, Inc.†	148,460	534,456
DealerTrack Holdings, Inc.†	18,390	263,897

		798,353

Internet Infrastructure Software - 0.8%

F5 Networks, Inc.†	9,770	310,295

Internet Security - 0.4%

Sourcefire, Inc.†	10,900	132,980

Investment Management/Advisor Services - 1.7%

Affiliated Managers Group, Inc.†	4,780	268,206
Calamos Asset Management, Inc., Class A	29,540	366,887

		635,093

Machinery-Construction & Mining - 0.6%

Bucyrus International, Inc.	7,770	222,844

Machinery-Electrical - 0.5%

Baldor Electric Co.	7,900	183,201

Machinery-General Industrial - 1.4%

Wabtec Corp.	15,230	543,406

Machinery-Pumps - 0.6%

Graco, Inc.	10,350	230,702

Medical Imaging Systems - 0.6%

Vital Images, Inc.†	18,390	214,427

Medical Information Systems - 0.4%

Athenahealth, Inc.†	5,490	165,688

Medical Instruments - 1.7%

Bruker BioSciences Corp.†	36,940	241,218
Thoratec Corp.†	16,320	409,306

		650,524

Medical Labs & Testing Services - 2.3%

Genoptix, Inc.†	14,090	409,737
ICON PLC ADR†	27,580	480,995

		890,732

Medical-Biomedical/Gene - 5.0%

Alexion Pharmaceuticals, Inc.†	8,110	296,015
Enzo Biochem, Inc.†	76,960	324,771
Exelixis, Inc.†	49,440	274,392
Halozyme Therapeutics, Inc.†	49,660	347,123
Illumina, Inc.†	9,260	339,935
Myriad Genetics, Inc.†	8,710	314,954

		1,897,190

Medical-Drugs - 1.2%

Medivation, Inc.†	10,350	234,427
Sucampo Pharmaceuticals, Inc. Class A†	38,770	217,500

		451,927

Medical-HMO - 0.6%

Healthspring, Inc.†	21,950	213,135

Medical-Outpatient/Home Medical - 1.2%

Gentiva Health Services, Inc.†	27,927	444,877

Metal Processors & Fabrication - 0.5%

Commercial Metals Co.	11,500	195,155

Networking Products - 2.2%

Infinera Corp.†	20,160	172,570
Switch & Data Facilities Co., Inc.†	51,750	680,512

		853,082

Non-Hazardous Waste Disposal - 1.5%

Waste Connections, Inc.†	22,270	565,658

Oil Companies-Exploration & Production - 5.4%

Cabot Oil & Gas Corp.	15,350	539,245
Comstock Resources, Inc.†	12,450	495,884
Concho Resources, Inc.†	19,890	637,474
Forest Oil Corp.†	20,150	383,052

		2,055,655

Oil-Field Services - 0.6%

Oceaneering International, Inc.†	4,610	237,046

Patient Monitoring Equipment - 1.8%

Insulet Corp.†	39,650	286,669
Masimo Corp.†	17,185	411,409

		698,078

Physical Therapy/Rehabilitation Centers - 1.2%

Psychiatric Solutions, Inc.†	25,470	469,922

Power Converter/Supply Equipment - 0.7%

Energy Conversion Devices, Inc.†	6,030	103,776
Powell Industries, Inc.†	4,210	165,411

		269,187

Private Corrections - 1.0%

The Geo Group, Inc.†	23,480	383,663

Recreational Centers - 1.1%

Life Time Fitness, Inc.†	21,650	400,092

Retail-Apparel/Shoe - 1.5%

AnnTaylor Stores Corp.†	20,270	148,377
J Crew Group, Inc.†	16,670	431,086

		579,463

Retail-Major Department Stores - 0.3%

Saks, Inc.†	31,330	119,681

Retail-Perfume & Cosmetics - 0.5%

Ulta Salon Cosmetics & Fragrance, Inc.†	22,490	192,514

Retail-Restaurants - 1.3%

Jack in the Box, Inc.†	11,610	305,343
The Cheesecake Factory, Inc.†	11,430	195,567

		500,910

Retirement/Aged Care - 0.7%

Emeritus Corp.†	18,030	259,091

Satellite Telecom - 0.5%

DigitalGlobe, Inc.†	10,300	185,709

Savings & Loans/Thrifts - 0.6%

WSFS Financial Corp.	7,870	208,791

Schools - 3.5%

American Public Education, Inc.†	7,300	238,491
Grand Canyon Education, Inc.†	3,545	48,070
K12 ,Inc.†	21,160	370,300
Lincoln Educational Services Corp.†	35,710	658,493

		1,315,354

Semiconductor Components-Integrated Circuits - 0.9%

Hittite Microwave Corp.†	9,520	341,578

Semiconductor Equipment - 0.7%

Varian Semiconductor Equipment Associates, Inc.†	10,630	250,018

Telecom Services - 2.1%

Cbeyond, Inc.†	20,570	353,598
Neutral Tandem, Inc.†	15,150	439,350

		792,948

Theaters - 0.5%

National CineMedia, Inc.	15,500	193,905

Therapeutics - 1.8%

BioMarin Pharmaceutical, Inc.†	26,410	369,212
Onyx Pharmaceuticals, Inc.†	5,420	128,237
Theravance, Inc.†	12,420	183,816

		681,265

Toys - 0.3%

Marvel Entertainment, Inc.†	3,820	126,748

Transport-Services - 0.4%

Hub Group, Inc., Class A†	7,840	154,918

Transport-Truck - 2.3%

Landstar System, Inc.	13,730	521,740
Old Dominion Freight Lines, Inc.†	11,950	351,927

		873,667

Vitamins & Nutrition Products - 0.6%

NBTY, Inc.†	9,590	236,777

Wireless Equipment - 2.2%

ViaSat, Inc.†	33,000	827,640

X-Ray Equipment - 0.9%

Hologic, Inc.†	28,390	359,701

Total Long-Term Investment Securities
(cost $43,369,633)		37,309,156

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 06/01/09
(cost $1,115,000)	$1,115,000	1,115,000

TOTAL INVESTMENTS	101.0%	38,424,156
(cost $44,484,633) (1)
Liabilities in excess of other assets	(1.0)	(373,471)

NET ASSETS	100.0%	$38,050,685

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.8%
Aerospace/Defense - 0.4%

Cubic Corp.	31,500	$1,201,725

Aerospace/Defense-Equipment - 0.7%

Orbital Sciences Corp.†	143,000	2,104,960

Agricultural Chemicals - 0.5%

Terra Industries, Inc.	50,400	1,400,616

Airlines - 0.9%

Continental Airlines, Inc., Class B†	19,400	180,808
Hawaiian Holdings, Inc.†	42,600	224,076
Republic Airways Holdings, Inc.†	50,200	294,172
Skywest, Inc.	160,700	1,647,175
UAL Corp.†	10,700	49,862

		2,396,093

Apparel Manufacturers - 0.4%

Jones Apparel Group, Inc.	65,800	598,780
Maidenform Brands, Inc.†	33,600	434,112

		1,032,892

Applications Software - 0.9%

EPIQ Systems, Inc.†	140,100	2,133,723
Progress Software Corp.†	19,800	443,916

		2,577,639

Auto Repair Centers - 0.3%

Midas, Inc.†	79,261	792,610

Auto-Truck Trailers - 0.0%

Wabash National Corp.	76,500	95,625

Auto/Truck Parts & Equipment-Original - 0.5%

ArvinMeritor, Inc.	148,600	378,930
Autoliv, Inc.	14,300	397,254
Modine Manufacturing Co.	59,700	266,859
Superior Industries International, Inc.	25,900	312,872

		1,355,915

Banks-Commercial - 11.3%

1st Source Corp.	39,130	700,427
AMCORE Financial, Inc.	24,861	26,601
Bancfirst Corp.	32,200	1,242,276
Bank of Hawaii Corp.	66,100	2,474,123
Cardinal Financial Corp.	14,100	114,351
Cathay General Bancorp	60,200	623,672
Central Pacific Financial Corp.	39,600	236,808
Chemical Financial Corp.	28,800	543,168
City Holding Co.	70,600	2,240,844
Commerce Bancshares, Inc.	42,943	1,351,416
Community Bank Systems, Inc.	56,000	868,000
Community Trust Bancorp, Inc.	47,000	1,293,910
Cullen/Frost Bankers, Inc.	42,300	2,070,585
Financial Institutions, Inc.	16,100	185,955
First BanCorp Puerto Rico	69,800	341,322
First Citizens BancShares, Inc., Class A	3,600	476,964
First Community Bancshares, Inc.	16,800	292,992
First Financial Bancorp	48,100	410,293
First Financial Bankshares, Inc.	8,600	419,938
First Merchants Corp.	9,800	96,922
First South Bancorp, Inc.	9,300	92,070
FirstMerit Corp.	160,469	2,793,765
Fulton Financial Corp.	2,999	17,424
Guaranty Bancorp†	37,400	58,344
Heartland Financial USA, Inc.	22,000	332,640
Heritage Commerce Corp.	10,000	60,700
Lakeland Bancorp, Inc.	43,262	458,145
Lakeland Financial Corp.	12,300	229,764
M&T Bank Corp.	7,911	397,924
Old National Bancorp	13,900	166,661
Old Second Bancorp, Inc.	9,200	58,972
Pacific Capital Bancorp	42,400	212,424
Santander Bancorp	8,000	58,880
SCBT Financial Corp.	7,760	174,988
Sierra Bancorp	7,300	105,704
Simmons First National Corp., Class A	38,600	1,054,938
Southwest Bancorp, Inc.	20,600	190,550
Suffolk Bancorp	7,100	185,310
TCF Financial Corp.	160,800	2,309,088
Tompkins Trustco, Inc.	14,280	690,438
UMB Financial Corp.	75,800	3,041,854
Umpqua Holdings Corp.	41,200	350,200
W Holding Co., Inc.	3,010	56,949
Washington Trust Bancorp, Inc.	28,400	479,676
Westamerica Bancorp	22,600	1,172,036
Whitney Holding Corp.	82,250	1,019,900

		31,779,911

Beverages-Non-alcoholic - 0.2%

National Beverage Corp.†	52,700	566,525

Building & Construction Products-Misc. - 0.2%

Gibraltar Industries, Inc.	64,400	497,168
NCI Building Systems, Inc.†	26,600	119,700

		616,868

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	1,300	15,197

Building Products-Air & Heating - 0.3%

Lennox International, Inc.	30,900	958,209

Building Products-Cement - 0.0%

US Concrete, Inc.†	42,900	99,528

Building Products-Doors & Windows - 0.2%

Quanex Building Products Corp.	39,550	436,632

Building Products-Light Fixtures - 0.2%

LSI Industries, Inc.	97,300	473,851

Building-Residential/Commercial - 0.0%

Amrep Corp.†	6,500	93,600

Cellular Telecom - 0.3%

Centennial Communications Corp.†	87,700	737,557

Chemicals-Diversified - 0.3%

Innophos Holdings, Inc.	46,400	723,376

Chemicals-Plastics - 0.3%

Spartech Corp.	193,100	816,813

Chemicals-Specialty - 1.1%

H.B. Fuller Co.	143,300	2,438,966
Sensient Technologies Corp.	15,700	359,844
Zep, Inc.	29,750	362,058

		3,160,868

Circuit Boards - 0.4%

Park Electrochemical Corp.	54,800	1,057,092

Coal - 0.0%

Westmoreland Coal Co.†	6,500	57,200

Commercial Services - 0.3%

Alliance Data Systems Corp.†	3,100	125,550
PHH Corp.†	47,600	733,040

		858,590

Commercial Services-Finance - 1.7%

Advance America Cash Advance Centers, Inc.	14,100	63,450
Coinstar, Inc.†	44,700	1,324,014
Deluxe Corp.	142,600	2,016,364
Dollar Financial Corp.†	90,748	913,832
Global Cash Access Holdings, Inc.†	15,000	104,700
Jackson Hewitt Tax Service, Inc.	53,700	213,189
Net 1 UEPS Technologies, Inc.†	8,700	106,227

		4,741,776

Communications Software - 0.1%

SolarWinds, Inc.†	11,900	178,500

Computer Aided Design - 0.8%

Aspen Technology, Inc.†	281,400	2,223,060

Computer Services - 0.3%

CIBER, Inc.†	115,700	371,397
COMSYS IT Partners, Inc.†	20,200	102,212
Unisys Corp.†	294,200	408,938

		882,547

Computers-Memory Devices - 0.3%

Hutchinson Technology, Inc.†	33,500	70,685
Imation Corp.	36,300	350,658
Quantum Corp.†	1,400	1,610
Silicon Storage Technology, Inc.†	156,900	288,696

		711,649

Computers-Periphery Equipment - 0.6%

Electronics for Imaging, Inc.†	170,400	1,732,968

Consumer Products-Misc. - 3.6%

American Greetings Corp., Class A	205,900	1,410,415
Blyth, Inc.	29,400	976,374
Central Garden and Pet Co. Class A†	82,100	808,685
Helen of Troy, Ltd.†	115,600	2,232,236
Jarden Corp.†	85,500	1,520,190
Prestige Brands Holdings, Inc.†	179,800	1,120,154
Tupperware Brands Corp.	82,800	2,013,696

		10,081,750

Containers-Metal/Glass - 0.4%

Silgan Holdings, Inc.	23,600	1,044,536

Containers-Paper/Plastic - 0.9%

Rock-Tenn Co., Class A	62,700	2,406,426

Data Processing/Management - 1.6%

Acxiom Corp.	142,500	1,523,325
CSG Systems International, Inc.†	178,200	2,453,814
Fair Isaac Corp.	27,100	476,418

		4,453,557

Decision Support Software - 0.1%

SPSS, Inc.†	7,000	233,590

Distribution/Wholesale - 1.9%

School Specialty, Inc.†	18,200	346,164
Tech Data Corp.†	41,400	1,325,628
United Stationers, Inc.†	28,200	1,009,842
WESCO International, Inc.†	95,300	2,547,369

		5,229,003

Diversified Manufacturing Operations - 2.6%

Acuity Brands, Inc.	59,800	1,625,364
GenTek, Inc.†	9,500	223,155
Leggett & Platt, Inc.	146,900	2,156,492
Teleflex, Inc.	34,100	1,529,385
Tredegar Corp.	122,700	1,720,254

		7,254,650

E-Services/Consulting - 0.1%

Perficient, Inc.†	42,500	270,300

Educational Software - 0.1%

Rosetta Stone, Inc.†	10,400	250,744

Electric-Integrated - 2.8%

Alliant Energy Corp.	5,000	118,650
Avista Corp.	181,200	2,870,208
El Paso Electric Co.†	156,000	2,065,440
Great Plains Energy, Inc.	10,200	153,714
NorthWestern Corp.	58,200	1,247,226
Unisource Energy Corp.	53,300	1,355,952

		7,811,190

Electronic Components-Misc. - 0.4%

Benchmark Electronics, Inc.†	55,800	680,760
CTS Corp.	43,900	253,303
Sanmina-SCI Corp.†	133,200	95,904
Stoneridge, Inc.†	24,200	78,166

		1,108,133

Electronic Components-Semiconductors - 0.7%

DSP Group, Inc.†	57,800	419,050
Fairchild Semiconductor International, Inc.†	77,100	544,326
Lattice Semiconductor Corp.†	161,500	319,770
MIPS Technologies, Inc.†	53,000	206,170
Semtech Corp.†	28,300	455,347
Zoran Corp.†	6,800	75,344

		2,020,007

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	28,500	113,145

Engineering/R&D Services - 1.3%

EMCOR Group, Inc.†	160,600	3,608,682

Enterprise Software/Service - 1.2%

JDA Software Group, Inc.†	36,900	549,810
MedAssets, Inc.†	18,400	290,904
MicroStrategy, Inc., Class A†	19,300	903,240
Sybase, Inc.†	46,700	1,519,151

		3,263,105

Finance-Auto Loans - 0.3%

AmeriCredit Corp.†	51,400	653,294
Credit Acceptance Corp.†	8,926	190,302

		843,596

Finance-Consumer Loans - 0.7%

World Acceptance Corp.†	100,300	2,009,009

Finance-Credit Card - 0.1%

CompuCredit Corp.†	127,600	381,524

Finance-Investment Banker/Broker - 0.5%

Investment Technology Group, Inc.†	44,800	931,840
Piper Jaffray Cos., Inc.†	10,700	385,949

		1,317,789

Finance-Leasing Companies - 0.3%

Financial Federal Corp.	34,400	852,776

Finance-Mortgage Loan/Banker - 0.2%

Federal Agricultural Mtg. Corp., Class C	90,100	563,125

Financial Guarantee Insurance - 0.1%

Ambac Financial Group, Inc.	86,700	108,375
PMI Group, Inc.	90,800	157,992

		266,367

Food-Canned - 0.3%

Del Monte Foods Co.	106,200	868,716

Food-Misc. - 0.4%

Ralcorp Holdings, Inc.†	19,500	1,116,765

Food-Wholesale/Distribution - 0.7%

Nash Finch Co.	67,500	1,978,425

Footwear & Related Apparel - 0.4%

Timberland Co., Class A†	47,800	687,364
Wolverine World Wide, Inc.	15,800	312,998

		1,000,362

Funeral Services & Related Items - 0.3%

Stewart Enterprises, Inc., Class A	173,700	717,381

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	26,500	348,210

Gas-Distribution - 3.3%

CenterPoint Energy, Inc.	215,800	2,183,896
National Fuel Gas Co.	4,500	150,885
Nicor, Inc.	107,300	3,374,585
Piedmont Natural Gas, Inc.	22,300	505,318
South Jersey Industries, Inc.	19,800	660,924
Southwest Gas Corp.	37,200	773,016
UGI Corp.	6,000	144,660
Vectren Corp.	70,500	1,603,875

		9,397,159

Home Furnishings - 0.2%

Furniture Brands International, Inc.	74,400	310,248
Tempur-Pedic International, Inc.	26,800	295,604

		605,852

Hotel/Motels - 0.2%

Wyndham Worldwide Corp.	45,100	531,729

Human Resources - 0.1%

Emergency Medical Services Corp., Class A†	9,900	306,900

Industrial Automated/Robotic - 0.4%

Cognex Corp.	81,400	1,065,526

Insurance Brokers - 0.1%

Crawford & Co., Class B†	69,200	308,632

Insurance-Life/Health - 1.8%

American Equity Investment Life Holding Co.	231,600	1,345,596
Conseco, Inc.†	215,600	519,596
Delphi Financial Group, Inc., Class A	114,250	2,175,320
FBL Financial Group, Inc., Class A	12,000	87,000
StanCorp Financial Group, Inc.	33,800	1,048,476

		5,175,988

Insurance-Multi-line - 0.6%

Horace Mann Educators Corp.	173,300	1,564,899

Insurance-Property/Casualty - 2.0%

Arch Capital Group, Ltd.†	17,700	1,007,307
Harleysville Group, Inc.	88,400	2,589,236
Meadowbrook Insurance Group, Inc.	53,100	392,409
PMA Capital Corp., Class A†	42,300	205,578
ProAssurance Corp.†	30,400	1,374,384

		5,568,914

Insurance-Reinsurance - 2.2%

Aspen Insurance Holdings, Ltd.	92,300	2,131,207
Axis Capital Holdings, Ltd.	33,900	809,532
Platinum Underwriters Holdings, Ltd.	87,700	2,528,391
RenaissanceRe Holdings, Ltd.	17,100	782,667

		6,251,797

Internet Application Software - 0.2%

S1 Corp.†	24,400	165,432
Vignette Corp.†	28,000	362,320

		527,752

Internet Financial Services - 0.1%

Thinkorswim Group, Inc.†	14,100	142,269

Internet Infrastructure Equipment - 0.2%

Avocent Corp.†	45,800	641,200

Internet Infrastructure Software - 0.3%

TIBCO Software, Inc.†	147,000	974,610

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	20,700	1,161,477
Federated Investors, Inc., Class B	21,000	525,630
Janus Capital Group, Inc.	35,200	356,928
Pzena Investment Management, Inc., Class A	19,900	129,947

		2,173,982

Lasers-System/Components - 0.7%

Coherent, Inc.†	102,800	2,006,656

Machinery-Farming - 0.7%

AGCO Corp.†	67,200	1,939,392

Machinery-General Industrial - 1.1%

Applied Industrial Technologies, Inc.	82,500	1,713,525

Wabtec Corp.	42,000	1,498,560

		3,212,085

Machinery-Material Handling - 0.1%

NACCO, Industries, Inc., Class A	9,200	322,368

Machinery-Pumps - 0.2%

Flowserve Corp.	7,000	514,990
Tecumseh Products Co., Class A†	18,900	152,712

		667,702

Medical Products - 0.8%

Cantel Medical Corp.†	9,200	125,212
Invacare Corp.	124,400	2,112,312

		2,237,524

Medical-Biomedical/Gene - 0.2%

Arena Pharmaceuticals, Inc.†	23,000	84,870
Enzo Biochem, Inc.†	25,715	108,517
InterMune, Inc.†	7,200	85,104
Protalix BioTherapeutics, Inc.†	37,400	142,120
Seattle Genetics, Inc.†	21,500	197,585

		618,196

Medical-Drugs - 0.5%

Auxilium Pharmaceuticals, Inc.†	11,050	258,902
Pharmasset, Inc.†	24,700	259,350
PharMerica Corp.†	25,900	454,286
Rigel Pharmaceuticals, Inc.†	36,600	305,244
Valeant Pharmaceuticals International†	5,700	131,043

		1,408,825

Medical-Generic Drugs - 0.3%

Perrigo Co.	29,500	792,370

Medical-HMO - 0.8%

Magellan Health Services, Inc.†	79,800	2,382,828

Medical-Outpatient/Home Medical - 0.4%

Gentiva Health Services, Inc.†	74,200	1,182,006

Metal Processors & Fabrication - 1.3%

CIRCOR International, Inc.	9,700	236,680
Mueller Industries, Inc.	13,700	300,989
Worthington Industries, Inc.	222,400	3,111,376

		3,649,045

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	27,600	400,476

Networking Products - 1.3%

3Com Corp.†	383,800	1,658,016
Acme Packet, Inc.†	12,400	96,100
Black Box Corp.	58,100	1,912,652

		3,666,768

Office Furnishings-Original - 0.7%

HNI Corp.	61,700	1,070,495
Knoll, Inc.	28,500	197,505
Steelcase, Inc., Class A	132,500	639,975

		1,907,975

Office Supplies & Forms - 0.1%

The Standard Register Co.	79,500	264,735

Oil & Gas Drilling - 0.1%

Patterson-UTI Energy, Inc.	14,200	203,628

Oil Companies-Exploration & Production - 1.1%

Brigham Exploration Co.†	6,400	21,632
Endeavour International Corp.†	43,000	73,960
Mariner Energy, Inc.†	37,991	549,350
PrimeEnergy Corp.†	600	22,794
Stone Energy Corp.†	86,900	734,305
Swift Energy Co.†	26,200	430,466
Vaalco Energy, Inc.†	241,200	1,099,872
W&T Offshore, Inc.	12,300	125,460

		3,057,839

Oil Field Machinery & Equipment - 0.3%

Dresser-Rand Group, Inc.†	26,400	739,200

Oil Refining & Marketing - 0.2%

Holly Corp.	19,500	471,705

Oil-Field Services - 0.3%

Helix Energy Solutions Group, Inc.†	84,300	948,375

Paper & Related Products - 0.4%

Buckeye Technologies, Inc.†	169,600	859,872
Neenah Paper, Inc.	44,800	362,432

		1,222,304

Pharmacy Services - 0.7%

Omnicare, Inc.	77,500	2,094,825

Pipelines - 0.1%

ONEOK, Inc.	12,800	375,040

Publishing-Books - 0.3%

John Wiley & Sons, Inc., Class A	25,600	809,216

Radio - 0.1%

Cumulus Media, Inc., Class A†	111,500	128,225
Entercom Communications Corp., Class A	56,200	89,358

		217,583

Real Estate Investment Trusts - 9.4%

Anworth Mortgage Asset Corp.	259,100	1,725,606
Apartment Investment & Management Co., Class A	102,803	971,488
Ashford Hospitality Trust, Inc.	157,100	636,255
Brandywine Realty Trust	19,246	143,383
DCT Industrial Trust, Inc.	268,600	1,203,328
DiamondRock Hospitality Co.	126,600	822,900
Dupont Fabros Technology, Inc.	28,500	269,895
Extra Space Storage, Inc.	51,900	389,769
Home Properties, Inc.	46,400	1,545,120
Hospitality Properties Trust	82,000	1,145,540
LaSalle Hotel Properties	41,800	571,824
Lexington Realty Trust	347,333	1,472,692
LTC Properties, Inc.	105,300	2,191,293
MFA Mtg. Investments, Inc.	385,100	2,410,726
Mission West Properties, Inc.	96,600	673,302
Pennsylvania Real Estate Investment Trust	6,000	33,480
PS Business Parks, Inc.	69,300	3,109,491
Ramco-Gershenson Properties Trust	105,600	951,456
Senior Housing Properties Trust	125,900	2,108,825
Strategic Hotels & Resorts, Inc.	44,100	50,715
Sunstone Hotel Investors, Inc.	226,972	1,318,707

Taubman Centers, Inc.	52,700	1,303,798
Universal Health Realty Income Trust	44,800	1,436,288

		26,485,881

Rental Auto/Equipment - 0.3%

Electro Rent Corp.	17,900	172,735
Rent-A-Center, Inc.†	29,200	570,276

		743,011

Retail-Apparel/Shoe - 2.5%

Cache, Inc.†	67,500	274,050
Cato Corp., Class A	30,000	577,200
Charlotte Russe Holding, Inc.†	101,200	1,027,180
Charming Shoppes, Inc.†	300,900	1,131,384
Collective Brands, Inc.†	21,200	312,912
Pacific Sunwear of California, Inc.†	194,000	832,260
The Children’s Place Retail Stores, Inc.†	27,100	973,161
The Finish Line, Inc., Class A	263,000	1,817,330

		6,945,477

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	35,700	1,520,463

Retail-Bookstores - 0.4%

Barnes & Noble, Inc.	49,800	1,230,558

Retail-Convenience Store - 0.2%

The Pantry, Inc.†	23,300	464,136

Retail-Discount - 0.9%

Big Lots, Inc.†	79,600	1,831,596
Fred’s, Inc.	48,500	622,255

		2,453,851

Retail-Hair Salons - 0.1%

Regis Corp.	18,200	319,046

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	113,000	334,480

Retail-Restaurants - 0.8%

Denny’s Corp.†	273,800	689,976
Jack in the Box, Inc.†	26,900	707,470
O’Charley’s, Inc.	118,700	957,909

		2,355,355

Retail-Toy Stores - 0.1%

Build-A-Bear Workshop, Inc.†	68,300	305,984

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	73,700	744,370

Satellite Telecom - 0.3%

DigitalGlobe, Inc.†	41,000	739,230

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp.	75,800	584,418
First Financial Holdings, Inc.	11,700	104,481
First Niagara Financial Group, Inc.	122,900	1,559,601
Waterstone Financial, Inc.†	11,300	34,239
WSFS Financial Corp.	8,900	236,117

		2,518,856

Schools - 0.1%

Bridgepoint Education, Inc.†	22,100	277,355

Semiconductor Components-Integrated Circuits - 0.9%

Cirrus Logic, Inc.†	359,000	1,396,510
Emulex Corp.†	61,200	672,588
Integrated Device Technology, Inc.†	76,300	429,569

		2,498,667

Semiconductor Equipment - 0.8%

Axcelis Technologies, Inc.†	81,800	35,174
Brooks Automation, Inc.†	72,400	283,084
Cohu, Inc.	30,200	279,350
Novellus Systems, Inc.†	61,400	1,100,902
Ultratech, Inc.†	45,500	571,480

		2,269,990

Steel-Producers - 0.3%

Reliance Steel & Aluminum Co.	21,000	797,790

Telecom Services - 0.2%

Consolidated Communications Holdings, Inc.	17,685	182,156
RCN Corp.†	63,400	348,700

		530,856

Telecommunication Equipment - 1.1%

Arris Group, Inc.†	102,100	1,237,452
CommScope, Inc.†	56,400	1,479,936
Tellabs, Inc.†	52,200	289,710

		3,007,098

Telephone-Integrated - 0.8%

CenturyTel, Inc.	36,500	1,126,025
Frontier Communications Corp.	173,956	1,266,400

		2,392,425

Television - 0.2%

Belo Corp., Class A	102,600	184,680
Sinclair Broadcast Group, Inc., Class A	203,700	358,512

		543,192

Therapeutics - 0.1%

Cypress Bioscience, Inc.†	20,900	158,840
Nabi Biopharmaceuticals†	28,700	81,221
Onyx Pharmaceuticals, Inc.†	7,800	184,548

		424,609

Tobacco - 0.2%

Alliance One International, Inc.†	136,500	649,740

Toys - 1.2%

Hasbro, Inc.	87,200	2,215,752
Jakks Pacific, Inc.†	84,500	1,077,375

		3,293,127

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	15,600	403,728

Transport-Marine - 0.8%

Frontline, Ltd.	12,800	299,264
General Maritime Corp.	43,026	412,189
Horizon Lines, Inc. Class A	217,700	1,158,164
Overseas Shipholding Group, Inc.	13,000	439,660

		2,309,277

Transport-Services - 0.1%

Pacer International, Inc.	137,600	357,760

Transport-Truck - 0.4%

Arkansas Best Corp.	30,000	843,300

Saia, Inc.†	17,600	242,000

		1,085,300

Water - 0.3%

American Water Works Co.	11,200	193,536
Aqua America, Inc.	8,500	140,165
California Water Service Group	16,800	584,976

		918,677

Web Hosting/Design - 0.1%

Web.com Group, Inc.†	56,300	269,114

Web Portals/ISP - 0.2%

United Online, Inc.	69,500	444,800

Wire & Cable Products - 0.0%

Insteel Industries, Inc.	12,400	106,888

Wireless Equipment - 0.1%

InterDigital, Inc.†	8,500	217,770

Total Common Stock
(cost $358,726,315)		269,287,991

U.S. GOVERNMENT TREASURIES - 0.6%
United States Treasury Notes - 0.6%
United States Treasury Notes(1) 3.13% due 11/30/09
(cost $1,539,201)	$1,505,000	1,525,811

Total Long-Term Investment Securities
(cost $360,265,516)		270,813,802

REPURCHASE AGREEMENT - 3.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09, to be repurchased 06/01/09 in the amount of $9,670,008 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 10/18/16 and having approximate value of $9,962,063 (cost $9,670,000)	9,670,000	9,670,000

TOTAL INVESTMENTS
(cost $369,935,516)(2)	99.8%	280,483,802
Other assets less liabilities	0.2	664,859

NET ASSETS	100.0%	$281,148,661

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation (Depreciation)
223 Long	Russell 2000 Mini Index	June 2009	$10,210,116	$11,178,990	$968,874

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 92.9%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	11,633	$354,807

Agricultural Chemicals - 0.3%

The Mosaic Co.	28,612	1,565,076

Agricultural Operations - 0.5%

Archer-Daniels-Midland Co.	111,595	3,071,094

Airlines - 0.0%

Southwest Airlines Co.	41,825	281,901

Applications Software - 3.0%

Microsoft Corp.(1)	861,835	18,003,733

Athletic Footwear - 1.3%

NIKE, Inc., Class B	135,284	7,717,952

Auto-Heavy Duty Trucks - 0.6%

PACCAR, Inc.	131,629	3,929,126

Banks-Commercial - 0.3%

BB&T Corp.	74,712	1,675,043

Banks-Fiduciary - 1.4%

Northern Trust Corp.	11,087	639,165
State Street Corp.	41,246	1,915,877
The Bank of New York Mellon Corp.	211,965	5,888,388

		8,443,430

Banks-Super Regional - 1.3%

Capital One Financial Corp.	50,968	1,245,658
PNC Financial Services Group, Inc.	31,477	1,433,777
US Bancorp	258,419	4,961,645

		7,641,080

Beverages-Non-alcoholic - 2.3%

The Coca-Cola Co.	285,016	14,011,387

Cable/Satellite TV - 0.2%

The DIRECTV Group, Inc.†	49,603	1,116,067

Chemicals-Specialty - 0.2%

Ecolab, Inc.	36,359	1,358,009

Coatings/Paint - 0.1%

The Sherwin-Williams Co.	9,810	517,968

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	156,808	5,960,272
Mastercard, Inc., Class A	6,880	1,213,150
The Western Union Co.	23,290	410,603
Visa, Inc., Class A	19,283	1,305,652

		8,889,677

Computer Services - 0.3%

Accenture, Ltd., Class A	72,021	2,155,589

Computers - 4.7%

Apple, Inc.†	104,577	14,202,602
Dell, Inc.†	152,221	1,762,719
Hewlett-Packard Co.	354,233	12,167,904

		28,133,225

Computers-Memory Devices - 0.4%

EMC Corp.†	220,842	2,594,893
ESC Seagate Technology(2)(3)(4)	510	0

		2,594,893

Consumer Products-Misc. - 1.4%

Clorox Co.	9,231	484,074
Kimberly-Clark Corp.	153,913	7,986,545

		8,470,619

Cosmetics & Toiletries - 1.5%

Colgate-Palmolive Co.	138,289	9,120,160

Diversified Banking Institutions - 4.5%

Bank of America Corp.(1)	657,628	7,411,468
Citigroup, Inc.(1)	726,666	2,703,197
JPMorgan Chase & Co.	456,490	16,844,481

		26,959,146

Diversified Manufacturing Operations - 1.4%

Cooper Industries, Ltd., Class A	27,977	918,205
Danaher Corp.	127,784	7,711,765

		8,629,970

E-Commerce/Products - 0.3%

Amazon.com, Inc.†	20,397	1,590,762

E-Commerce/Services - 0.2%

eBay, Inc.†	70,875	1,248,817

Electric-Generation - 0.4%

The AES Corp.†	275,288	2,750,127

Electric-Integrated - 1.1%

Allegheny Energy, Inc.	65,078	1,626,950
Northeast Utilities	58,689	1,220,144
NSTAR	33,132	996,279
Pepco Holdings, Inc.	200,704	2,605,138

		6,448,511

Electronic Components-Semiconductors - 0.2%

Broadcom Corp., Class A†	48,830	1,244,188

Engineering/R&D Services - 0.2%

Fluor Corp.	25,096	1,179,010

Engines-Internal Combustion - 0.1%

Cummins, Inc.	19,954	647,108

Enterprise Software/Service - 2.0%

Oracle Corp.	621,861	12,182,257

Finance-Credit Card - 0.7%

American Express Co.	162,292	4,032,956

Finance-Investment Banker/Broker - 0.4%

The Charles Schwab Corp.	133,981	2,358,066

Finance-Other Services - 0.3%

CME Group, Inc.	5,295	1,703,084

Food-Misc. - 1.8%

General Mills, Inc.	102,202	5,230,698
H.J. Heinz Co.	60,453	2,211,371
Kellogg Co.	81,489	3,524,399

		10,966,468

Food-Retail - 0.5%

Safeway, Inc.	153,981	3,119,655

Food-Wholesale/Distribution - 0.7%

Sysco Corp.	167,954	4,024,178

Gas-Distribution - 0.2%

CenterPoint Energy, Inc.	118,669	1,200,930

Independent Power Producers - 0.1%

Mirant Corp.†	30,335	473,529

Industrial Gases - 2.3%

Air Products & Chemicals, Inc.	86,848	5,626,013

Praxair, Inc.	111,018	8,126,518

		13,752,531

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	124,486	2,355,275

Insurance-Life/Health - 0.5%

AFLAC, Inc.	41,632	1,477,936
Prudential Financial, Inc.	38,857	1,550,783

		3,028,719

Insurance-Multi-line - 1.1%

MetLife, Inc.	121,582	3,829,833
The Allstate Corp.	102,252	2,630,944

		6,460,777

Insurance-Property/Casualty - 1.8%

Chubb Corp.	80,272	3,182,785
The Travelers Cos., Inc.	197,172	8,017,013

		11,199,798

Investment Management/Advisor Services - 0.3%

Franklin Resources, Inc.	29,938	2,001,355

Machinery-Construction & Mining - 0.9%

Caterpillar, Inc.	162,242	5,753,101

Machinery-Farming - 0.6%

Deere & Co.	87,438	3,800,930

Medical Instruments - 2.0%

Boston Scientific Corp.†	209,863	1,972,712
Medtronic, Inc.	270,867	9,304,282
St. Jude Medical, Inc.†	14,644	571,409

		11,848,403

Medical Products - 0.5%

Stryker Corp.	74,686	2,870,930

Medical-Biomedical/Gene - 2.6%

Amgen, Inc.†	192,450	9,610,953
Gilead Sciences, Inc.†	135,677	5,847,679

		15,458,632

Medical-Drugs - 7.6%

Abbott Laboratories	249,485	11,241,794
Allergan, Inc.	26,257	1,158,722
Bristol-Myers Squibb Co.	451,447	8,992,824
Eli Lilly & Co.	258,363	8,931,609
Merck & Co., Inc.	396,639	10,939,304
Schering-Plough Corp.	182,071	4,442,532

		45,706,785

Medical-Generic Drugs - 0.1%

Teva Pharmaceutical Industries, Ltd. ADR	14,219	659,193

Medical-HMO - 1.3%

Aetna, Inc.	10,113	270,826
UnitedHealth Group, Inc.	181,624	4,831,198
WellPoint, Inc.†	60,963	2,839,047

		7,941,071

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc.	15,210	543,757

Metal Processors & Fabrication - 0.8%

Precision Castparts Corp.	57,864	4,777,830

Metal-Copper - 0.3%

Southern Copper Corp.	86,943	1,819,717

Multimedia - 3.3%

News Corp., Class A	554,182	5,419,900
The Walt Disney Co.	335,203	8,118,616
Time Warner, Inc.	254,604	5,962,826
Viacom, Inc., Class B†	32,794	727,043

		20,228,385

Networking Products - 2.3%

Cisco Systems, Inc.†	758,339	14,029,271

Oil & Gas Drilling - 0.2%

Transocean, Ltd.†	13,388	1,064,078

Oil Companies-Exploration & Production - 4.4%

Apache Corp.	105,610	8,898,698
Chesapeake Energy Corp.	127,704	2,893,773
Devon Energy Corp.	134,053	8,477,512
EOG Resources, Inc.	55,720	4,078,147
Noble Energy, Inc.	19,323	1,149,332
Southwestern Energy Co.†	26,049	1,132,350

		26,629,812

Oil Companies-Integrated - 1.9%

Hess Corp.	101,705	6,772,536
Murphy Oil Corp.	76,377	4,507,007

		11,279,543

Oil Field Machinery & Equipment - 0.1%

National-Oilwell Varco, Inc.†	20,306	784,218

Oil-Field Services - 2.4%

Halliburton Co.	128,281	2,941,483
Schlumberger, Ltd.	203,048	11,620,437

		14,561,920

Pharmacy Services - 0.6%

Express Scripts, Inc.†	7,064	452,449
Medco Health Solutions, Inc.†	67,272	3,087,112

		3,539,561

Pipelines - 1.8%

El Paso Corp.	77,018	750,925
Spectra Energy Corp.	443,471	7,117,710
The Williams Cos., Inc.	181,891	3,052,131

		10,920,766

Real Estate Investment Trusts - 0.5%

Annaly Capital Management, Inc.	118,282	1,648,851
Simon Property Group, Inc.	27,261	1,457,646

		3,106,497

Retail-Building Products - 1.0%

Lowe’s Cos., Inc.	313,168	5,953,324

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	20,014	702,491

Retail-Discount - 1.7%

Costco Wholesale Corp.	100,731	4,887,468
Target Corp.	142,855	5,614,202

		10,501,670

Retail-Drug Store - 2.2%

CVS Caremark Corp.	277,781	8,277,874
Walgreen Co.	175,309	5,222,455

		13,500,329

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	11,753	346,831

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.†	23,415	994,435

Retail-Restaurants - 1.9%

McDonald’s Corp.	197,440	11,646,986

Semiconductor Equipment - 0.6%

Applied Materials, Inc.	300,939	3,388,573

Telecom Services - 0.6%

Embarq Corp.	82,028	3,446,817

Telephone-Integrated - 1.0%

CenturyTel, Inc.	9,716	299,739
Qwest Communications International, Inc.	540,558	2,356,833
Sprint Nextel Corp.†	425,410	2,190,861
Windstream Corp.	167,221	1,406,329

		6,253,762

Transport-Rail - 1.8%

CSX Corp.	151,761	4,819,930
Norfolk Southern Corp.	166,926	6,209,647

		11,029,577

Transport-Services - 0.2%

C.H. Robinson Worldwide, Inc.	19,651	998,664

Web Portals/ISP - 1.9%

Google, Inc., Class A†	25,214	10,520,037
Yahoo!, Inc.†	51,272	812,149

		11,332,186

Wireless Equipment - 2.4%

American Tower Corp., Class A†	79,661	2,538,796
QUALCOMM, Inc.	270,816	11,804,870

		14,343,666

Total Long-Term Investment Securities (cost $635,490,252)		560,371,764

SHORT-TERM INVESTMENT SECURITIES - 6.6%
Commercial Paper - 5.8%

Erste Finance LLC 0.20% due 06/01/09	$29,000,000	29,000,000
Rabobank USA Finance Corp. 0.15% due 06/01/09	6,000,000	6,000,000

		35,000,000

U.S. Government Treasuries - 0.8%

United States Treasury Bills
0.08% due 06/04/09(1)	400,000	399,997
0.08% due 07/16/09	150,000	149,985
0.09% due 06/04/09(1)	1,000,000	999,993
0.12% due 07/16/09	100,000	99,985
0.15% due 08/06/09	2,500,000	2,499,372
0.16% due 07/16/09	375,000	374,925
0.17% due 06/11/09	50,000	49,998
0.19% due 06/11/09	80,000	79,996

		4,654,251

Total Short-Term Investment Securities (cost $39,654,191)		39,654,251

REPURCHASE AGREEMENT - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/09, to be repurchased 06/01/09 in the amount of $2,563,002 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.13% due 12/21/12 and having an approximate value of $2,642,625 (cost $2,563,000)	2,563,000	2,563,000

TOTAL INVESTMENTS (cost $677,707,443)	99.9%	602,589,015
Other assets less liabilities	0.1	869,561

NET ASSETS	100.0%	$603,458,576

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Fair valued security; see Note 1
(3)	Illiquid security At May 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Socially Responsible Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquistion Cost	Market Value	Market Value Per Share	% of Net Assets
ESC Seagate Technology Common Stock	11/22/00	510	$0.00	$0.00	$0.00	0.00%

(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2009	Unrealized Appreciation
187 Long	S&P 500 Index	June 2009	$37,862,366	$42,921,175	$5,058,809

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2009 (Unaudited)

Security Description	Principal Amount/ Shares (11)	Market Value (Note 1)
ASSET BACKED SECURITIES - 2.0%
Diversified Financial Services - 2.0%

Banc of America Commercial Mtg., Inc.
Series 2006-6, Class AM
5.39% due 10/10/45(1)	$108,000	$53,411
Chase Mtg. Finance Corp.
Series 2007-A2, Class 1A1
4.14% due 07/25/37(2)(3)	565,226	485,107
Citigroup Commercial Mtg. Trust
Series 2008-C7, Class AM
6.30% due 12/10/49(1)(3)	180,000	89,335
Commercial Mtg. Asset Trust
Series 1999-C1, Class D
7.35% due 01/17/32(1)	270,000	249,992
Commercial Mtg. Pass Through Certs.
Series 2006-CN2A, Class A2FL
0.63% due 02/05/19*(1)(4)	550,000	427,837
CS First Boston Mtg. Securities Corp.
Series 2002-CKN2, Class A3
6.13% due 04/15/37(1)	800,000	793,146
Goldman Sachs Mtg. Securities Trust
Series 2007-GG10, Class A4
5.99% due 08/10/45(1)(3)	2,900,000	2,217,739
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2006-LDP9, Class AM
5.37% due 05/15/47(1)	310,000	162,823
LB Commercial Conduit Mtg. Trust
Series 1998-C1, Class E
7.00% due 02/18/30(1)	155,000	156,535
Ocwen Advance Receivables Backed Notes
Series 2006-1A
5.34% due 11/24/15*(17)	250,000	205,000
Swift Master Auto Receivables Trust
Series 2007-2, Class A
0.99% due 10/15/12(4)	975,707	857,166
Wells Fargo Mtg. Backed Securities Trust
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(2)	173,330	118,968

Total Asset Backed Securities (cost $7,223,661)		5,817,059

CONVERTIBLE BONDS & NOTES - 0.0%
Drug Delivery Systems - 0.0%

Nektar Therapeutics
Sub. Notes
3.25% due 09/28/12	50,000	36,000

Electronic Components-Semiconductors - 0.0%

Spansion, Inc.
Senior Sub. Notes
2.25% due 06/15/16†*(18)(19)	315,000	394

Telecom Services - 0.0%

ICO North America, Inc.
Notes
7.50% due 08/15/09(5)(6)(7)(17)	140,000	28,000

Total Convertible Bonds & Notes (cost $454,641)		64,394

CORPORATE BONDS & NOTES - 47.4%
Advertising Services - 0.4%

Jostens Holding Corp.
Company Guar. Notes
7.63% due 10/01/12	495,000	487,575
Jostens Holding Corp.
Senior Notes
10.25% due 12/01/13(8)	453,000	446,205
R.H. Donnelley, Inc.
Company Guar. Bonds
11.75% due 05/15/15†*(18)(19)	305,000	139,537
Visant Holding Corp.
Senior Notes
8.75% due 12/01/13	40,000	38,700

		1,112,017

Aerospace/Defense - 0.1%

Boeing Co.
Senior Notes
6.88% due 03/15/39	272,000	296,771

Aerospace/Defense-Equipment - 0.0%

Goodrich Corp.
Senior Notes
6.13% due 03/01/19	110,000	106,886

Agricultural Chemicals - 0.6%

Monsanto Co.
Senior Notes
5.50% due 08/15/25	93,000	88,400
Mosaic Global Holdings, Inc.
Debentures
7.38% due 08/01/18	435,000	419,045
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	935,000	874,225
The Mosaic Co.
Senior Notes
7.63% due 12/01/16*	325,000	323,375

		1,705,045

Airlines - 0.7%

American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	595,000	458,150
American Airlines, Inc.
Pass Through Certs.
Series 2001-2, Class A-2
7.86% due 04/01/13	455,000	416,325
Continental Airlines, Inc.
Pass Thru Certs.
Series 2001-1, Class A-2
6.50% due 06/15/11	60,000	55,500
Continental Airlines, Inc.
Pass Through Certs.
Series 1991, Class A
6.55% due 02/02/19	253,333	228,000
Continental Airlines, Inc.
Pass Through Certs.
Series 2000-2, Class C
8.31% due 04/02/11	29,820	24,453

Delta Airlines, Inc.
Pass Thru Certs.
Series 2001-1, Class A2
7.11% due 09/18/11	500,000	465,000
Delta Airlines, Inc.
Pass Through Certs.
Series 2000-1, Class A-2
7.57% due 11/18/10	85,000	81,175
Northwest Airlines, Inc.
Pass Through Certs.
Series 2002-1, Class G2
6.26% due 11/20/21	75,892	53,124
United Airlines, Inc.
Pass Through Certs.
Series 2000-2, Class A-2
7.19% due 04/01/11	212,709	206,328
United Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.20% due 03/29/49	2,117	2,074
United Airlines, Inc.
Pass Through Trust
Series 2001-1 Class B
6.93% due 09/01/11	40,000	50,700

		2,040,829

Applications Software - 0.1%

SS&C Technologies, Inc.
Company Guar. Notes
11.75% due 12/01/13	385,000	359,975

Auto/Truck Parts & Equipment-Original - 0.1%

TRW Automotive, Inc.
Company Guar. Notes
7.25% due 03/15/17*	225,000	157,500

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp.
Notes
10.00% due 04/15/05†(6)(17)	150,000	0

Banks-Commercial - 0.4%

American Express Bank FSB
Senior Notes
5.55% due 10/17/12	175,000	171,961
CoBank ACB
Sub. Notes
7.88% due 04/16/18*	45,000	43,266
Independence Community Bank Corp.
Sub. Notes
3.35% due 06/20/13(4)	48,000	39,926
KeyBank NA
Sub. Notes
5.45% due 03/03/16	132,000	105,217
KeyBank NA
Sub. Notes
7.41% due 10/15/27	52,000	44,918
PNC Bank NA
Sub. Notes
6.88% due 04/01/18	120,000	112,125
SouthTrust Corp.
Sub. Notes
5.80% due 06/15/14	164,000	152,043
Sovereign Bank
Sub. Notes
8.75% due 05/30/18	77,000	70,070
Swiss Bank Corp. NY
Sub. Notes
7.75% due 09/01/26	228,000	171,732
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	100,000	92,973
Wachovia Bank NA
Sub. Notes
6.60% due 01/15/38	297,000	251,290

		1,255,521

Banks-Fiduciary - 0.0%

State Street Capital Trust IV
Company Guar. Notes
2.32% due 06/15/37(4)	230,000	106,082

Banks-Super Regional - 0.5%

Capital One Financial Corp.
Sub. Notes
6.15% due 09/01/16	85,000	71,447
Capital One Financial Corp.
Senior Notes
7.38% due 05/23/14	125,000	128,793
JPMorgan Chase Bank NA
Sub. Notes
6.00% due 07/05/17	515,000	485,985
JPMorgan Chase Bank NA
Sub. Notes
6.00% due 10/01/17	240,000	230,564
Wachovia Corp.
Sub. Notes
4.88% due 02/15/14	165,000	156,846
Wells Fargo & Co.
Senior Notes
5.25% due 10/23/12	133,000	137,310
Wells Fargo & Co.
Jr. Sub. Notes
7.98% due 03/15/18(4)(9)	250,000	195,000

		1,405,945

Beverages-Non-alcoholic - 0.3%

Bottling Group LLC
Senior Notes
5.13% due 01/15/19	356,000	354,778
Bottling Group LLC
Company Guar. Notes
6.95% due 03/15/14	227,000	256,400
Coca-Cola Enterprises, Inc.
Senior Notes
4.25% due 03/01/15	240,000	241,943

		853,121

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc.
Company Guar. Notes
7.25% due 05/15/17	525,000	489,563

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
8.00% due 11/15/39*	135,000	140,867
Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
8.20% due 01/15/39*	505,000	538,547

		679,414

Broadcast Services/Program - 0.2%

Fisher Communications, Inc.
Senior Notes
8.63% due 09/15/14	537,000	473,902
Nexstar Broadcasting, Inc.
Company Guar. Notes
0.50% due 01/15/14*(10)	190,289	53,281
Nexstar Broadcasting, Inc.
Company Guar. Notes
7.00% due 01/15/14	63,000	21,893

		549,076

Building & Construction Products-Misc. - 0.1%

Interline Brands, Inc.
Senior Sub. Notes
8.13% due 06/15/14	400,000	382,000

Building Products-Wood - 0.0%

Masonite Corp.
Company Guar. Notes
11.00% due 04/06/15†(18)(19)	415,000	2,075

Cable/Satellite TV - 3.1%

CCH II LLC/CCH II Capital Corp.
Senior Notes, Series B
10.25% due 09/15/10†(18)(19)	344,000	337,120
CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10†(18)(19)	661,000	654,390
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
10.25% due 10/01/13†*(18)(19)	35,000	32,375
CCO Holdings LLC/CCO Holdings Capital Corp.
Senior Notes
8.75% due 11/15/13†(18)(19)	1,005,000	919,575
CCO LLC/CCO Capital
Senior Notes
10.88% due 09/15/14†*(18)(19)	730,000	751,900
CCO LLC/CCO Capital
Senior Notes
10.38% due 04/30/14†*(18)(19)	1,035,000	983,250
Comcast Corp.
Company Guar. Notes
5.85% due 11/15/15	508,000	510,226
COX Communications, Inc.
Senior Notes
6.95% due 06/01/38*	83,000	73,818
COX Communications, Inc.
Bonds
8.38% due 03/01/39*	645,000	677,451
COX Communications, Inc.
Senior Notes
9.38% due 01/15/19*	276,000	318,750
CSC Holdings, Inc.
Senior Notes
7.63% due 04/01/11	820,000	817,950
DirecTV Holdings LLC/DirecTV Financing Co.
Company Guar. Notes
7.63% due 05/15/16	2,145,000	2,075,287
Echostar DBS Corp.
Company Guar. Notes
6.38% due 10/01/11	500,000	483,125
Time Warner Cable, Inc.
Company Guar. Notes
5.40% due 07/02/12	130,000	132,471
Time Warner Cable, Inc.
Company Guar. Notes
8.25% due 04/01/19	281,000	314,810

		9,082,498

Casino Hotels - 0.8%

Eldorado Casino Corp. (Shreveport)
Sec. Bonds
10.00% due 08/01/12(6)(10)	362,426	300,814
Eldorado Resorts LLC
Senior Notes
9.00% due 04/15/14(6)(17)	250,000	225,000
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.
Senior Sec. Notes
11.25% due 06/01/17*	800,000	776,000
MGM Mirage, Inc.
Senior Sec. Notes
11.13% due 11/15/17*	625,000	656,250
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	345,000	282,900

		2,240,964

Casino Services - 0.3%

Indianapolis Downs LLC & Capital Corp.
Senior Sec. Notes
11.00% due 11/01/12*	805,000	587,650
Snoqualmie Entertainment Authority
Senior Sec. Notes
5.38% due 02/01/14*(4)	185,000	96,662

Snoqualmie Entertainment Authority
Senior Sec. Notes
9.13% due 02/01/15*	620,000	331,700

		1,016,012

Cellular Telecom - 1.4%

Centennial Communications Corp.
Senior Notes
10.13% due 06/15/13	1,275,000	1,313,250
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	457,000	496,736
Cricket Communications, Inc.
Senior Sec. Notes
7.75% due 05/15/16*	525,000	507,281
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14	200,000	199,000
MetroPCS Wireless, Inc.
Company Guar. Notes
9.25% due 11/01/14	155,000	155,581
Nextel Communications, Inc.
Company Guar. Notes
5.95% due 03/15/14	112,000	88,480
Nextel Communications, Inc.
Senior Notes
6.88% due 10/31/13	85,000	70,763
Nextel Communications, Inc.
Senior Notes
7.38% due 08/01/15	890,000	705,325
Verizon Wireless Capital LLC
Notes
3.75% due 05/20/11*	250,000	255,068
Verizon Wireless Capital LLC
Senior Notes
5.55% due 02/01/14*	276,000	291,870

		4,083,354

Chemicals-Diversified - 0.6%

Dow Chemical Co.
Senior Notes
7.38% due 11/01/29	155,000	129,384
Dow Chemical Co.
Senior Notes
8.55% due 05/15/19	1,202,000	1,201,882
E.I. du Pont de Nemours & Co.
Senior Notes
4.75% due 03/15/15	120,000	121,733
Huntsman LLC
Senior Notes
11.63% due 10/15/10	325,000	329,875

		1,782,874

Chemicals-Specialty - 0.6%

Huntsman International LLC
Senior Sub. Notes
7.38% due 01/01/15	440,000	295,350
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	285,000	195,225
Johnsondiversey Holdings, Inc.
Company Guar. Notes
9.63% due 05/15/12	860,000	838,500
Momentive Performance Materials, Inc.
Company Guar. Notes
9.75% due 12/01/14	800,000	304,000
Momentive Performance Materials, Inc.
Company Guar. Notes
11.50% due 12/01/16	635,000	149,225
Tronox Worldwide LLC
Company Guar. Notes
9.50% due 12/01/12†(18)(19)	430,000	86,000

		1,868,300

Computer Services - 0.4%

Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	670,000	515,900
Sungard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	681,000	655,462

		1,171,362

Consulting Services - 0.1%

FTI Consulting, Inc.
Company Guar. Notes
7.75% due 10/01/16	225,000	221,063

Consumer Products-Misc. - 0.2%
American Achievement Corp.
Company Guar. Notes
8.25% due 04/01/12*	543,000	456,120
Prestige Brands, Inc.
Senior Sub. Notes
9.25% due 04/15/12	75,000	73,500

		529,620

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc.
Debentures
7.38% due 12/15/26	140,000	121,800
Crown Cork & Seal Co., Inc.
Debentures
8.00% due 04/15/23	400,000	352,000
Owens Brockway Glass Container, Inc.
Company Guar. Notes
6.75% due 12/01/14	125,000	118,437
Owens-Brockway Glass Container, Inc.
Company Guar. Notes
7.38% due 05/15/16*	50,000	48,375
Owens-Brockway Glass Container, Inc.
Company Guar. Notes
8.25% due 05/15/13	520,000	520,000

		1,160,612

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co.
Notes
4.70% due 02/15/19	410,000	407,221

Decision Support Software - 0.3%

Vangent, Inc.
Company Guar. Notes
9.63% due 02/15/15	1,045,000	796,812

Direct Marketing - 0.1%

Affinity Group, Inc.
Company Guar. Notes
9.00% due 02/15/12	601,000	338,063

Distribution/Wholesale - 0.3%

KAR Holdings, Inc.
Company Guar. Notes
5.03% due 05/01/14(4)	275,000	206,250
KAR Holdings, Inc.
Company Guar. Notes
8.75% due 05/01/14	760,000	649,800

		856,050

Diversified Banking Institutions - 3.6%

Bank of America Corp.
Sub. Notes
5.75% due 08/15/16	278,000	235,253
Bank of America Corp.
Sub. Notes
7.25% due 10/15/25	49,000	39,107
Bank of America Corp.
Senior Notes
7.38% due 05/15/14	238,000	250,475
Bank of America Corp.
Senior Notes
7.63% due 06/01/19	120,000	121,541
Citigroup, Inc.
Senior Notes
0.94% due 05/18/11(4)	245,000	223,704
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	101,000	87,817
Citigroup, Inc.
Senior Notes
5.30% due 10/17/12	180,000	172,580
Citigroup, Inc.
Senior Notes
5.50% due 04/11/13	292,000	280,050
Citigroup, Inc.
Senior Notes
5.85% due 07/02/13	500,000	477,252
Citigroup, Inc.
Sub. Notes
6.13% due 08/25/36	385,000	285,014
Citigroup, Inc.
Senior Notes
6.88% due 03/05/38	339,000	298,318
GMAC LLC
Company Guar. Notes
6.00% due 04/01/11*	1,615,000	1,429,275
GMAC LLC
Company Guar. Notes
6.00% due 12/15/11*	712,000	619,440
GMAC LLC
Company Guar. Notes
6.88% due 09/15/11*	1,979,000	1,771,205
GMAC LLC
Company Guar. Notes
7.25% due 03/02/11*	210,000	189,000
GMAC LLC
Sub. Notes
8.00% due 12/31/18*	1,025,000	743,125
JPMorgan Chase & Co.
Senior Notes
4.65% due 06/01/14	156,000	154,950
JPMorgan Chase & Co.
Sub. Notes
4.89% due 09/01/15(4)	162,000	127,170
JPMorgan Chase & Co.
Sub. Notes
5.13% due 09/15/14	410,000	405,967
JPMorgan Chase & Co.
Senior Notes
6.30% due 04/23/19	390,000	388,014
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	130,000	118,945
Morgan Stanley
Senior Notes
5.38% due 10/15/15	153,000	144,728
Morgan Stanley
Senior Notes
5.45% due 01/09/17	126,000	115,377
Morgan Stanley
Senior Notes
5.95% due 12/28/17	96,000	90,187
Morgan Stanley
Senior Notes
6.00% due 04/28/15	770,000	752,026
The Goldman Sachs Group, Inc.
Senior Notes
5.13% due 01/15/15	288,000	280,356
The Goldman Sachs Group, Inc.
Senior Notes
5.30% due 02/14/12	132,000	134,759
The Goldman Sachs Group, Inc.
Senior Notes
5.95% due 01/18/18	210,000	200,242
The Goldman Sachs Group, Inc.
Senior Notes
6.00% due 05/01/14	184,000	187,078
The Goldman Sachs Group, Inc.
Senior Notes
6.13% due 02/15/33	122,000	111,689
The Goldman Sachs Group, Inc.
Sub. Notes
6.75% due 10/01/37	153,000	128,264

The Goldman Sachs Group, Inc.
Senior Notes
7.50% due 02/15/19	120,000	126,270

		10,689,178

Diversified Financial Services - 0.4%

Associates Corp. of North America
Senior Notes
6.95% due 11/01/18	110,000	98,682
General Electric Capital Corp.
Senior Notes
5.88% due 01/14/38	162,000	131,154
General Electric Capital Corp.
Senior Notes
5.90% due 05/13/14	180,000	181,376
General Electric Capital Corp.
Senior Notes
6.88% due 01/10/39	768,000	706,067

		1,117,279

Diversified Manufacturing Operations - 0.3%

General Electric Co.
Senior Notes
5.25% due 12/06/17	300,000	297,147
Harland Clarke Holdings Corp.
Notes
5.63% due 05/15/15(4)	125,000	75,938
Harland Clarke Holdings Corp.
Notes
9.50% due 05/15/15	445,000	331,525
SPX Corp.
Senior Notes
7.63% due 12/15/14	300,000	291,000

		995,610

Electric-Generation - 1.2%

Bruce Mansfield Unit
Pass Through Certs.
6.85% due 06/01/34	220,000	171,731
Edison Mission Energy
Senior Notes
7.63% due 05/15/27	370,000	226,162
Homer City Funding LLC
Senior Notes
8.14% due 10/01/19	247,000	217,360
Midwest Generation LLC
Pass Thru Certs.
Series B
8.56% due 01/02/16	271,310	263,171
Reliant Energy Mid-Atlantic Power Holdings LLC
Pass Through Certs.
Series B
9.24% due 07/02/17	464,187	440,977
Reliant Energy Mid-Atlantic Power Holdings LLC
Pass Through Certs.
Series C
9.68% due 07/02/26	300,000	276,000
Sithe/Independence Funding Corp.
Senior Notes
9.00% due 12/30/13	442,342	434,690
The AES Corp.
Senior Notes
8.00% due 10/15/17	715,000	664,950
The AES Corp.
Senior Notes
8.00% due 06/01/20	225,000	198,000
The AES Corp.
Senior Sec. Notes
8.75% due 05/15/13*	532,000	541,310

		3,434,351

Electric-Integrated - 2.0%

Appalachian Power Co.
Senior Notes
7.95% due 01/15/20	115,000	125,172
CenterPoint Energy Houston Electric LLC
General Refunding Mtg.
7.00% due 03/01/14	208,000	222,387
Central Illinois Light Co.
Senior Sec. Notes
8.88% due 12/15/13	78,000	86,692
Dominion Resources, Inc.
Jr. Sub Notes
6.30% due 09/30/66(4)	115,000	69,287
Energy East Corp.
Notes
6.75% due 07/15/36	145,000	127,446
Entergy Gulf States Louisiana LLC
1st Mtg. Bonds
6.00% due 05/01/18	276,000	257,876
Entergy Texas, Inc.
1st Mtg. Notes
7.13% due 02/01/19	125,000	126,482
FirstEnergy Corp.
Senior Notes
7.38% due 11/15/31	140,000	121,427
Mirant Americas Generation LLC
Senior Notes
8.30% due 05/01/11	1,025,000	1,019,875
Mirant Americas Generation LLC
Senior Notes
8.50% due 10/01/21	680,000	564,400
Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	237,050	224,012
Nevada Power Co.
Notes
7.13% due 03/15/19	230,000	232,512
Peco Energy Co.
1st Mtg. Bonds
5.00% due 10/01/14	122,000	128,226
Pepco Holdings, Inc.
Senior Notes
6.45% due 08/15/12	345,000	356,452

PPL Electric Utilities Corp.
1st Mtg. Bonds
6.25% due 05/15/39	138,000	138,516
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	40,000	42,757
Sierra Pacific Power Co.
Senior Notes
6.75% due 07/01/37	457,000	413,018
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(5)(6)(17)	725,000	0
Texas Competitive Electric Holdings Co., LLC
Series A
Company Guar. Notes
10.25% due 11/01/15	1,480,000	876,900
Texas Competitive Electric Holdings Co., LLC
Series B
Company Guar. Notes
10.25% due 11/01/15	515,000	305,137
Texas Competitive Electric Holdings Co., LLC
Company Guar. Notes
10.50% due 11/01/16(7)	570,375	228,150
Toledo Edison Co.
1st Mtg. Notes
7.25% due 05/01/20	110,000	113,189

		5,779,913

Electronic Components-Misc. - 0.0%

Sanmina-SCI Corp.
Company Guar. Notes
6.75% due 03/01/13	75,000	49,125

Electronic Components-Semiconductors - 0.5%

Amkor Technology, Inc.
Senior Notes
7.75% due 05/15/13	510,000	456,450
National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	102,000	86,240
Spansion LLC
Senior Sec. Notes
4.39% due 06/01/13†*(4)(18)(19)	1,665,000	1,048,950
Spansion LLC
Senior Notes
11.25% due 01/15/16†*(18)(19)	120,000	27,000

		1,618,640

Electronics-Military - 0.3%

L-3 Communications Corp.
Company Guar. Notes
6.13% due 07/15/13	795,000	737,362
L-3 Communications Corp.
Company Guar. Notes
6.38% due 10/15/15	150,000	136,500

		873,862

Finance-Auto Loans - 0.9%

Ford Motor Credit Co. LLC
Senior Notes
7.38% due 02/01/11	2,775,000	2,526,862
Ford Motor Credit Co. LLC
Notes
7.88% due 06/15/10	145,000	138,016

		2,664,878

Finance-Commercial - 0.1%

Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	260,000	208,764

Finance-Credit Card - 0.1%

American Express Co.
Senior Notes
7.25% due 05/20/14	115,000	117,404
American Express Co.
Senior Notes
8.13% due 05/20/19	114,000	114,350
FIA Card Services NA
Sub. Notes
7.13% due 11/15/12*	114,000	107,167

		338,921

Finance-Investment Banker/Broker - 0.3%

Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
5.86% due 05/31/12†(4)(9)(18)(19)	101,000	10
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(18)(19)	97,000	14,307
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(18)(19)	111,000	11
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(18)(19)	143,000	14
Merrill Lynch & Co., Inc.
Senior Notes
5.45% due 07/15/14	130,000	118,455
Merrill Lynch & Co., Inc.
Sub. Notes
5.70% due 05/02/17	143,000	115,529
Merrill Lynch & Co., Inc.
Sub. Notes
6.22% due 09/15/26	160,000	125,667
Schwab Capital Trust I
Company Guar. Notes
7.50% due 11/15/37(4)	44,000	38,776
The Bear Stearns Cos., Inc.
Senior Notes
5.30% due 10/30/15	240,000	226,364
The Bear Stearns Cos., Inc.
Senior Notes
5.70% due 11/15/14	192,000	195,866

		834,999

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp.
Company Guar. Notes
5.80% due 06/07/12	304,000	305,039
Countrywide Home Loans, Inc.
Company Guar. Notes
4.00% due 03/22/11	145,000	140,134

		445,173

Food-Meat Products - 0.0%

Tyson Foods, Inc.
Senior Notes
10.50% due 03/01/14*	125,000	132,500

Food-Misc. - 0.2%

ConAgra Foods, Inc.
Notes
7.00% due 04/15/19	173,000	186,125
Kraft Foods, Inc.
Senior Notes
6.75% due 02/19/14	208,000	226,271
Kraft Foods, Inc.
Senior Notes
6.88% due 01/26/39	221,000	223,641

		636,037

Food-Retail - 0.2%

Ingles Markets, Inc.
Senior Notes
8.88% due 05/15/17*	400,000	394,500
SUPERVALU, Inc.
Senior Notes
8.00% due 05/01/16	200,000	196,000

		590,500

Gambling (Non-Hotel) - 0.2%

Downstream Development Authority
Senior Sec. Notes
12.00% due 10/15/15*	1,025,000	553,500
Greektown Holdings LLC
Senior Notes
10.75% due 12/01/13†*(18)(19)	410,000	28,700
Waterford Gaming LLC
Senior Notes
8.63% due 09/15/14*	204,000	132,600

		714,800

Gas-Distribution - 0.1%

MXEnergy Holdings, Inc.
Senior Notes
9.13% due 08/01/11(4)	245,000	89,425
Sempra Energy
Senior Notes
6.50% due 06/01/16	230,000	234,663

		324,088

Home Furnishings - 0.0%

Simmons Co.
Senior Disc. Notes
10.00% due 12/15/14(8)	45,000	900

Hotels/Motels - 0.3%

Gaylord Entertainment Co.
Company Guar. Notes
6.75% due 11/15/14	695,000	528,200
Gaylord Entertainment Co.
Company Guar. Notes
8.00% due 11/15/13	265,000	218,294

		746,494

Human Resources - 0.2%

Team Health, Inc.
Company Guar. Notes
11.25% due 12/01/13	680,000	673,200

Independent Power Producers - 0.6%

NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	1,165,000	1,096,556
Orion Power Holdings, Inc.
Senior Notes
12.00% due 05/01/10	405,000	418,163
RRI Energy, Inc.
Senior Notes
7.88% due 12/31/17	310,000	260,400

		1,775,119

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.
Senior Notes
5.15% due 09/15/10	65,000	65,007
USI Holdings Corp.
Senior Sub. Notes
9.75% due 05/15/15*	1,115,000	610,463

		675,470

Insurance-Life/Health - 0.2%

Americo Life, Inc.
Notes
7.88% due 05/01/13*	28,000	18,200
Lincoln National Corp.
Senior Notes
5.65% due 08/27/12	141,000	124,038
Monumental Global Funding II
Senior Sec. Notes
5.65% due 07/14/11*	60,000	57,972
Pricoa Global Funding I
Notes
5.30% due 09/27/13*	100,000	93,420
Principal Financial Group, Inc.
Senior Notes
8.88% due 05/15/19	119,000	117,652
Prudential Financial, Inc.
Notes
6.63% due 12/01/37	135,000	116,145

		527,427

Insurance-Multi-line - 0.1%

Allstate Corp.
Senior Notes
7.45% due 05/16/19	88,000	91,926

MetLife, Inc.
Senior Notes
6.75% due 06/01/16	125,000	127,200

		219,126

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc.
Company Guar. Bonds
10.75% due 06/15/58*(4)	256,000	158,720
Massachusetts Mutual Life Insurance Co.
Notes
8.88% due 06/01/39*	310,000	326,041

		484,761

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc.
Company Guar. Notes
5.60% due 05/15/15	216,000	208,538

Insurance-Reinsurance - 0.1%

Berkshire Hathaway Finance Corp.
Company Guar. Notes
4.00% due 04/15/12*	175,000	182,992

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.
Senior Notes
5.35% due 11/15/10	184,000	182,530
Janus Capital Group, Inc.
Notes
6.95% due 06/15/17	205,000	161,535

		344,065

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.
Senior Notes
7.90% due 12/15/18	299,000	335,852

Medical Information Systems - 0.1%

Spheris, Inc.
Senior Sub. Notes
11.00% due 12/15/12	890,000	338,200

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc.
Company Guar. Notes
6.00% due 03/01/19*	243,000	251,672

Medical Products - 0.6%

Baxter International, Inc.
Senior Notes
5.90% due 09/01/16	400,000	424,058
DJO Finance LLC/DJO Finance Corp.
Company Guar. Notes
10.88% due 11/15/14	250,000	205,000
LVB Acquisition Holding LLC
Company Guar. Notes
10.00% due 10/15/17	475,000	485,687
LVB Acquisition Holding LLC
Company Guar. Notes
10.38% due 10/15/17(7)	815,000	774,250

		1,888,995

Medical-Biomedical/Gene - 0.1%

Amgen, Inc.
Senior Notes
6.40% due 02/01/39	166,000	169,320
Bio-Rad Laboratories, Inc.
Senior Sub. Notes
8.00% due 09/15/16*	200,000	200,500

		369,820

Medical-Drugs - 0.6%

Axcan Intermediate Holdings, Inc.
Senior Notes
9.25% due 03/01/15	550,000	548,625
Axcan Intermediate Holdings, Inc.
Senior Notes
12.75% due 03/01/16	180,000	177,750
Pfizer, Inc.
Senior Notes
4.45% due 03/15/12	84,000	89,018
Pfizer, Inc.
Senior Notes
7.20% due 03/15/39	290,000	327,859
Wyeth
Bonds
5.50% due 02/01/14	478,000	511,333

		1,654,585

Medical-HMO - 0.6%

CIGNA Corp.
Senior Notes
8.50% due 05/01/19	500,000	490,993
Multiplan, Inc.
Senior Sub. Notes
10.38% due 04/15/16*	1,120,000	1,052,800
UnitedHealth Group, Inc.
Senior Notes
5.25% due 03/15/11	145,000	148,975
WellPoint, Inc.
Senior Notes
5.00% due 01/15/11	87,000	88,933

		1,781,701

Medical-Hospitals - 1.6%

AMR HoldCo, Inc./EmCare HoldCo, Inc.
Senior Sub. Notes
10.00% due 02/15/15	100,000	101,750
Community Health Systems, Inc.
Company Guar. Notes
8.88% due 07/15/15	845,000	835,494
HCA, Inc.
Senior Notes
6.25% due 02/15/13	640,000	540,800
HCA, Inc.
Senior Notes
7.88% due 02/01/11	525,000	511,875

HCA, Inc.
Senior Notes
8.50% due 04/15/19*	525,000	513,188
HCA, Inc.
Senior Notes
8.75% due 09/01/10	280,000	280,000
HCA, Inc.
Senior Sec. Notes
9.25% due 11/15/16	1,045,000	1,026,712
Health Management Associates, Inc.
Senior Notes
6.13% due 04/15/16	505,000	429,250
IASIS Healthcare LLC/IASIS Capital Corp.
Company Guar. Notes
8.75% due 06/15/14	490,000	478,975

		4,718,044

Metal-Aluminum - 0.2%

Alcoa, Inc.
Senior Notes
6.50% due 06/15/18	386,000	327,805
Noranda Aluminum Acquisition Corp.
Company Guar. Notes
5.41% due 11/15/14(4)(7)	782,727	414,845
Noranda Aluminum Holding Corp.
Senior Notes
7.16% due 11/15/14(4)(7)	156,821	56,455

		799,105

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.25% due 04/01/15	190,000	190,000
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17	525,000	521,063

		711,063

Multimedia - 0.3%

Haights Cross Operating Co.
Senior Notes
11.75% due 08/15/11	100,000	42,000
News America, Inc.
Company Guar. Notes
6.15% due 03/01/37	147,000	116,537
News America, Inc.
Company Guar. Bonds
7.30% due 04/30/28	383,000	321,159
Time Warner Entertainment Co. LP
Senior Notes
8.38% due 07/15/33	172,000	178,596
Viacom, Inc.
Senior Notes
6.25% due 04/30/16	210,000	200,731

		859,023

Music - 0.3%

WMG Acquisition Corp.
Senior Notes
9.50% due 06/15/16*	750,000	749,063

Non-Ferrous Metals - 0.0%

Renco Metals, Inc.
Bonds
11.50% due 07/01/03†(6)(17)(20)(22)	75,000	0

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc.
Company Guar. Notes
6.38% due 11/15/12	121,000	123,302
Waste Management, Inc.
Company Guar. Notes
7.75% due 05/15/32	135,000	129,021
Waste Services, Inc.
Senior Sub. Notes
9.50% due 04/15/14	140,000	130,200

		382,523

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.
Senior Notes
5.25% due 01/15/37	219,000	214,030
Xerox Corp.
Senior Notes
6.35% due 05/15/18	115,000	100,050

		314,080

Oil Companies-Exploration & Production - 3.1%

Atlas Energy Resources LLC
Senior Notes
10.75% due 02/01/18*	400,000	357,000
Belden & Blake Corp.
Company Guar. Sec. Notes
8.75% due 07/15/12	80,000	63,200
Brigham Exploration Co.
Company Guar. Notes
9.63% due 05/01/14	940,000	611,000
Chaparral Energy, Inc.
Company Guar. Notes
8.50% due 12/01/15	260,000	149,500
Chesapeake Energy Corp.
Senior Notes
6.25% due 01/15/18	480,000	389,400
Chesapeake Energy Corp.
Senior Notes
6.63% due 01/15/16	1,110,000	951,825
Chesapeake Energy Corp.
Senior Notes
7.25% due 12/15/18	275,000	229,625

Chesapeake Energy Corp.
Senior Notes
9.50% due 02/15/15	325,000	320,938
Encore Acquisition Co.
Senior Sub. Notes
6.00% due 07/15/15	770,000	635,250
Encore Acquisition Co.
Senior Sub. Notes
6.25% due 04/15/14	260,000	221,650
Encore Acquisition Co.
Senior Notes
9.50% due 05/01/16	300,000	291,000
Energy Partners, Ltd.
Senior Notes
9.75% due 04/15/14†(18)(19)	415,000	204,388
Exco Resources, Inc.
Company Guar. Notes
7.25% due 01/15/11	730,000	653,350
Hilcorp Energy I LP
Senior Notes
7.75% due 11/01/15*	670,000	576,200
Hilcorp Energy I LP
Senior Notes
9.00% due 06/01/16*	200,000	176,000
Linn Energy LLC
Senior Notes
9.88% due 07/01/18*	5,000	4,350
Occidental Petroleum Corp.
Senior Notes
4.13% due 06/01/16	230,000	224,542
Plains Exploration & Production Co.
Company Guar. Notes
7.75% due 06/15/15	250,000	233,125
Plains Exploration & Production Co.
Company Guar. Notes
10.00% due 03/01/16	325,000	324,187
Quicksilver Resources, Inc.
Company Guar. Notes
7.13% due 04/01/16	160,000	116,800
Quicksilver Resources, Inc.
Senior Notes
8.25% due 08/01/15	600,000	501,000
Sabine Pass LNG LP
Company Guar. Senior Notes
7.25% due 11/30/13	185,000	157,250
Sabine Pass LNG LP
Senior Sec. Notes
7.50% due 11/30/16	2,030,000	1,644,300
Transmeridian Exploration, Inc.
Company Guar. Notes
12.00% due 12/15/10†(18)(19)	195,000	5,850

		9,041,730

Oil Companies-Integrated - 0.4%

ConocoPhillips
Company Guar. Notes
6.00% due 01/15/20	218,000	226,283
ConocoPhillips
Company Guar. Notes
6.50% due 02/01/39	127,000	131,248
Hess Corp.
Senior Notes
7.13% due 03/15/33	145,000	136,996
Hess Corp.
Senior Notes
7.88% due 10/01/29	330,000	334,810
Phillips Petroleum Co.
Debentures
7.00% due 03/30/29	290,000	291,509

		1,120,846

Oil Refining & Marketing - 0.1%

Valero Energy Corp.
Senior Notes
6.63% due 06/15/37	352,000	288,865

Oil-Field Services - 0.3%

Helix Energy Solutions Group, Inc.
Senior Notes
9.50% due 01/15/16*	550,000	453,750
Oslo Seismic Services, Inc.
1st Mtg. Bonds
8.28% due 06/01/11	74,035	75,294
Weatherford International, Ltd.
Company Guar. Notes
6.50% due 08/01/36	135,000	103,320
Weatherford International, Ltd.
Company Guar. Notes
9.88% due 03/01/39	151,000	169,205

		801,569

Paper & Related Products - 0.8%

Caraustar Industries, Inc.
Notes
7.38% due 06/01/09(23)	310,000	176,700
Cellu Tissue Holdings, Inc.
Sec. Notes
11.50% due 06/01/14*	150,000	146,250
Georgia-Pacific LLC
Company Guar. Notes
7.00% due 01/15/15*	425,000	401,625
Georgia-Pacific LLC
Company Guar. Notes
7.13% due 01/15/17*	130,000	122,200
Georgia-Pacific LLC
Senior Notes
7.75% due 11/15/29	155,000	122,450
Georgia-Pacific LLC
Company Guar. Notes
8.25% due 05/01/16*	400,000	394,000
International Paper Co.
Senior Notes
7.95% due 06/15/18	150,000	141,272
International Paper Co.
Senior Notes
9.38% due 05/15/19	720,000	724,747

		2,229,244

Physicians Practice Management - 0.3%

US Oncology, Inc.
Company Guar. Notes
10.75% due 08/15/14	920,000	876,300

Pipelines - 1.8%

CenterPoint Energy Resources Corp.
Senior Notes
6.00% due 05/15/18	125,000	110,199
Copano Energy LLC
Company Guar. Notes
8.13% due 03/01/16	1,060,000	985,800
Copano Energy LLC / Copano Energy Finance Corp.
Company Guar. Notes
7.75% due 06/01/18	175,000	154,875
Dynegy-Roseton Danskammer
Pass Through Certs., Series B
7.67% due 11/08/16	1,625,000	1,373,125
El Paso Corp.
Senior Sub. Notes
6.88% due 06/15/14	300,000	284,119
El Paso Corp.
Senior Notes
12.00% due 12/12/13	100,000	110,000
Energy Transfer Partners LP
Senior Notes
9.00% due 04/15/19	175,000	195,368
Kinder Morgan Energy Partners LP
Senior Notes
6.85% due 02/15/20	220,000	218,869
Kinder Morgan, Inc.
Senior Notes
6.50% due 09/01/12	205,000	198,337
MarkWest Energy Finance Corp.
Senior Notes
6.88% due 11/01/14	245,000	200,900
MarkWest Energy Finance Corp.
Company Guar. Notes
8.50% due 07/15/16	300,000	253,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
Senior Notes
8.75% due 04/15/18	200,000	166,000
NGC Corp. Capital Trust
Company Guar. Bonds
8.32% due 06/01/27	475,000	247,000
ONEOK, Inc.
Senior Notes
6.00% due 06/15/35	168,000	128,745
Regency Energy Partners
Company Guar. Notes
8.38% due 12/15/13	200,000	190,000
Williams Cos., Inc.
Senior Notes
7.88% due 09/01/21	365,000	354,050

		5,170,887

Printing-Commercial - 0.2%

Valassis Communications, Inc.
Senior Notes
8.25% due 03/01/15	805,000	466,900

Private Corrections - 0.1%

Corrections Corp. of America
Company Guar. Notes
7.75% due 06/01/17	275,000	269,500

Property Trust - 0.1%

WEA Finance LLC
Company Guar. Notes
7.50% due 06/02/14*	290,000	286,870

Publishing-Newspapers - 0.0%

Knight Ridder, Inc.
Debentures
6.88% due 03/15/29	146,000	33,580

Publishing-Periodicals - 0.1%

Nielsen Finance LLC / Nielsen Finance Co.
Senior Notes
11.50% due 05/01/16*	375,000	356,250
The Reader’s Digest Association, Inc.
Company Guar. Notes
9.00% due 02/15/17	955,000	38,200

		394,450

Real Estate Investment Trusts - 0.2%

Omega Healthcare Investors, Inc.
Senior Notes
7.00% due 04/01/14	540,000	496,800
Simon Property Group LP
Senior Notes
10.35% due 04/01/19	60,000	67,578

		564,378

Recycling - 0.0%

Aleris International, Inc.
Company Guar. Notes
9.00% due 12/15/14†(7)(18)(19)	1,625,000	6,094

Rental Auto/Equipment - 0.2%

RSC Equipment Rental, Inc.
Notes
9.50% due 12/01/14	620,000	483,600

Research & Development - 0.1%

Alion Science and Technology Corp.
Company Guar. Notes
10.25% due 02/01/15	625,000	160,156

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc.
Senior Notes
5.25% due 11/01/14	360,000	300,126
Limited Brands, Inc.
Senior Notes
6.90% due 07/15/17	170,000	144,329

Limited Brands, Inc.
Senior Notes
6.95% due 03/01/33	245,000	173,417

		617,872

Retail-Discount - 0.0%

Wal-Mart Stores, Inc.
Senior Notes
3.20% due 05/15/14	115,000	115,222

Retail-Drug Store - 0.1%

CVS Caremark Corp.
Senior Notes
5.75% due 06/01/17	125,000	125,000
Rite Aid Corp.
Company Guar. Notes
9.50% due 06/15/17	365,000	237,250

		362,250

Retail-Major Department Stores - 0.0%

Saks, Inc.
Company Guar. Notes
9.88% due 10/01/11	150,000	145,500

Retail-Music Store - 0.0%

MTS, Inc.
Senior Notes
10.00% due 03/15/09† (5)(6)(10)(17)(18)(19)	15,273	764

Retail-Petroleum Products - 0.3%

Ferrellgas LP
Senior Notes
6.75% due 05/01/14	275,000	250,250
Ferrellgas Partners LP
Senior Notes
6.75% due 05/01/14*	350,000	318,500
Inergy LP/Inergy Finance Corp.
Company Guar. Notes
8.25% due 03/01/16	250,000	244,375

		813,125

Retail-Regional Department Stores - 0.3%

Federated Retail Holdings, Inc.
Company Guar. Notes
5.90% due 12/01/16	360,000	302,989
JC Penney Corp., Inc.
Senior Notes
7.40% due 04/01/37	250,000	203,991
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.38% due 03/15/37	225,000	160,698
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.90% due 04/01/29	215,000	155,358

		823,036

Retail-Restaurants - 0.4%

Brinker International, Inc.
Senior Notes
5.75% due 06/01/14	75,000	64,680
McDonald’s Corp.
Senior Notes
5.70% due 02/01/39	514,000	501,028
NPC International, Inc.
Company Guar. Notes
9.50% due 05/01/14	520,000	478,400

		1,044,108

Rubber-Tires - 0.4%

Cooper Standard Automotive, Inc.
Company Guar. Notes
8.38% due 12/15/14(23)	455,000	45,500
The Goodyear Tire & Rubber Co.
Company Guar. Notes
8.63% due 12/01/11	250,000	243,125
The Goodyear Tire & Rubber Co.
Senior Notes
9.00% due 07/01/15	350,000	334,250
The Goodyear Tire & Rubber Co.
Senior Notes
10.50% due 05/15/16	575,000	572,125

		1,195,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC
Company Guar. Notes
11.00% due 06/01/07†(6)(17)(20)(22)	25,000	3

Satellite Telecom - 0.1%

Telesat Canada/Telesat LLC
Senior Notes
11.00% due 11/01/15*	295,000	283,200

Savings & Loans/Thrifts - 0.1%

Western Financial Bank
Sub. Notes
9.63% due 05/15/12	151,000	150,102

Schools - 0.1%

Princeton University
Notes
5.70% due 03/01/39	179,000	173,397

Seismic Data Collection - 0.1%

Seitel, Inc.
Senior Notes
9.75% due 02/15/14	570,000	283,575

Soap & Cleaning Preparation - 0.0%

Johnsondiversey Holdings, Inc.
Notes
10.67% due 05/15/13(8)	25,000	19,625

Special Purpose Entities - 0.9%

AAC Group Holding Corp.
Senior Notes
10.25% due 10/01/12*(8)	175,000	103,250

Buffalo Thunder Development Authority
Senior Notes
9.38% due 12/15/14*(23)	1,790,000	250,600
CCM Merger, Inc.
Notes
8.00% due 08/01/13*	570,000	393,300
Chukchansi Economic Development Authority
Senior Notes
4.91% due 11/15/12*(4)	100,000	61,000
Chukchansi Economic Development Authority
Senior Notes
8.00% due 11/15/13*	890,000	560,700
FireKeepers Development Authority
Senior Notes
13.88% due 05/15/15*	545,000	490,500
Fox Acquisition Sub LLC
Senior Notes
13.38% due 07/15/16*	375,000	139,687
ING USA Global Funding Trust
Notes
4.50% due 10/01/10	80,000	78,732
Local TV Finance LLC
Senior Notes
9.25% due 06/15/15*(7)	350,000	63,438
Principal Life Global Funding I
Senior Sec. Notes
5.25% due 01/15/13*	163,000	159,461
Southern Star Central Corp.
Senior Notes
6.75% due 03/01/16	300,000	270,000

		2,570,668

Specified Purpose Acquisitions - 0.1%

ESI Tractebel Acquisition Corp.
Company Guar. Bonds
7.99% due 12/30/11	167,000	161,770

Steel-Producers - 0.5%

AK Steel Corp.
Company Guar. Notes
7.75% due 06/15/12	250,000	235,000
ArcelorMittal USA, Inc.
Senior Notes
6.50% due 04/15/14	210,000	193,122
Reliance Steel & Aluminum Co.
Company Guar. Notes
6.85% due 11/15/36	380,000	217,404
Ryerson, Inc.
Company Guar. Notes
8.40% due 11/01/14	390,000	214,987
Ryerson, Inc.
Senior Sec. Notes
12.00% due 11/01/15	450,000	303,750
Steel Dynamics, Inc.
Company Guar. Notes
6.75% due 04/01/15	450,000	383,625

		1,547,888

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.
Senior Notes
9.38% due 06/01/19	250,000	255,104

Storage/Warehousing - 0.2%

Mobile Mini, Inc.
Notes
6.88% due 05/01/15	290,000	237,075
Mobile Services Group, Inc.
Company Guar. Notes
9.75% due 08/01/14	245,000	228,463

		465,538

Telecom Services - 1.1%

Bellsouth Telecommunications, Inc.
Debentures
7.00% due 12/01/95	154,000	123,471
Cincinnati Bell Telephone Co. LLC
Company Guar. Notes
7.18% due 12/15/23	25,000	17,750
Cincinnati Bell Telephone Co. LLC
Company Guar. Notes
7.20% due 11/29/23	125,000	88,750
Fairpoint Communications, Inc.
Senior Notes
13.13% due 04/01/18	1,040,000	356,200
PAETEC Holding Corp.
Company Guar. Notes
9.50% due 07/15/15	735,000	665,175
Qwest Corp.
Senior Notes
6.50% due 06/01/17	190,000	168,625
Qwest Corp.
Senior Notes
7.88% due 09/01/11	500,000	498,125
Qwest Corp.
Senior Notes
8.38% due 05/01/16*	375,000	368,438
Qwest Corp.
Senior Notes
8.88% due 03/15/12	600,000	604,500
Time Warner Telecom Holdings, Inc.
Company Guar. Notes
9.25% due 02/15/14	166,000	166,415
Verizon Global Funding Corp.
Senior Notes
6.88% due 06/15/12	200,000	220,444

		3,277,893

Telephone-Integrated - 2.0%

AT&T, Inc.
Senior Notes
5.63% due 06/15/16	120,000	122,142
AT&T, Inc.
Senior Notes
6.30% due 01/15/38	250,000	234,842

BellSouth Corp.
Senior Notes
6.00% due 10/15/11	600,000	646,753
Cincinnati Bell, Inc.
Senior Notes
7.25% due 06/15/23	25,000	19,000
Citizens Communications Co.
Senior Notes
7.13% due 03/15/19	155,000	136,788
Citizens Communications Co.
Senior Notes
9.00% due 08/15/31	75,000	63,281
Level 3 Financing, Inc.
Senior Notes
12.25% due 03/15/13	325,000	297,375
Pacific Bell Telephone Co.
Company Guar. Notes
7.13% due 03/15/26	200,000	195,068
Qwest Capital Funding, Inc.
Notes
7.25% due 02/15/11	525,000	509,250
Qwest Communications International, Inc.
Company Guar. Notes
7.50% due 02/15/14	120,000	110,400
Qwest Communications International, Inc.
Company Guar. Notes, Series B
7.50% due 02/15/14	105,000	96,600
Sprint Capital Corp.
Company Guar. Notes
8.38% due 03/15/12	790,000	778,150
Sprint Capital Corp.
Company Guar. Notes
8.75% due 03/15/32	2,160,000	1,706,400
Valor Telecommunications Enterprises LLC
Company Guar. Notes
7.75% due 02/15/15	600,000	591,000
Verizon Pennsylvania, Inc.
Senior Bonds
8.35% due 12/15/30	125,000	128,386
Verizon Virginia, Inc.
Senior Notes
4.63% due 03/15/13	125,000	123,699

		5,759,134

Television - 0.4%

Allbritton Communications Co.
Senior Sub. Notes
7.75% due 12/15/12	955,000	666,112
Bonten Media Acquisition Co.
Company Guar. Notes
9.00% due 06/01/15*(7)	57,681	9,806
LIN Television Corp.
Senior Sub. Notes
6.50% due 05/15/13	650,000	450,125
Paxson Communications Corp.
Senior Sec. Notes
8.38% due 01/15/13†*(4)(7)(18)(19)	1,320,500	1,321
Young Broadcasting, Inc.
Senior Sub. Notes
8.75% due 01/15/14†(18)(19)	230,000	1,725
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11†(18)(19)	510,000	3,825

		1,132,914

Textile-Home Furnishings - 0.0%
Mohawk Industries, Inc.
Senior Notes
7.20% due 04/15/12	135,000	128,802

Theaters - 0.7%

AMC Entertainment, Inc.
Senior Sub. Notes
8.00% due 03/01/14	580,000	522,000
AMC Entertainment, Inc.
Senior Notes
8.75% due 06/01/19*	400,000	388,500
AMC Entertainment, Inc.
Senior Sub Notes
11.00% due 02/01/16	295,000	296,475
Cinemark, Inc.
Senior Notes
9.75% due 03/15/14(8)	910,000	923,650

		2,130,625

Transactional Software - 0.1%

Open Solutions, Inc.
Company Guar. Notes
9.75% due 02/01/15*	1,030,000	267,800

Transport-Air Freight - 0.5%

Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-2
6.88% due 01/02/11	132,045	114,880
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-1
7.20% due 01/02/19	440,819	308,573
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class B
7.63% due 01/02/15	501,783	321,141
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/19	574,907	425,431
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class C
8.77% due 01/02/11	37,457	17,230

Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class B
9.06% due 07/02/17	192,180	159,510

		1,346,765

Transport-Rail - 0.2%

CSX Corp.
Senior Notes
6.25% due 04/01/15	400,000	395,793
CSX Corp.
Senior Notes
6.25% due 03/15/18	225,000	215,884

		611,677

Transport-Services - 0.3%
Bristow Group, Inc.
Senior Notes
7.50% due 09/15/17	355,000	308,850
PHI, Inc.
Company Guar. Notes
7.13% due 04/15/13	425,000	346,375
United Parcel Service, Inc.
Senior Notes
3.88% due 04/01/14	77,000	78,098
United Parcel Service, Inc.
Senior Notes
5.13% due 04/01/19	250,000	253,934

		987,257

Wireless Equipment - 0.2%

CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Notes
7.75% due 05/01/17*	525,000	517,125

Total Corporate Bonds & Notes (cost $152,682,581)		138,879,769

FOREIGN CORPORATE BONDS & NOTES - 6.5%
Banks-Commercial - 0.9%

Australia & New Zealand Banking Group, Ltd.
Sub. Notes
1.71% due 10/30/09(4)(9)	470,000	249,342
Barclays Bank PLC
Jr. Sub. Notes
5.93% due 12/15/16*(4)(9)	260,000	141,695
Barclays Bank PLC
Sub. Notes
6.05% due 12/04/17*	252,000	207,613
Barclays Bank PLC
Senior Notes
6.75% due 05/22/19	161,000	159,628
Caisse Nationale des Caisses d’Epargne et de Prevoyance
Senior Notes
3.06% due 12/30/09(4)(9)	78,000	47,580
Credit Agricole SA
Jr. Sub. Notes
6.64% due 05/31/17*(4)(9)	175,000	109,504
Credit Suisse New York
Senior Notes
5.50% due 05/01/14	115,000	116,150
HSBK Europe BV
Notes
9.25% due 10/16/13	200,000	132,345
Industrial Bank of Korea
Senior Notes
7.13% due 04/23/14*	100,000	101,207
Lloyds Banking Group PLC
Jr. Sub. Notes
5.92% due 10/01/15*(4)(9)	130,000	49,400
Rabobank Nederland NV
Senior Notes
4.20% due 05/13/14*	270,000	270,257
Rabobank Nederland NV
Sub. Notes
11.00% due 06/30/19*(4)(9)	373,000	373,000
Standard Chartered PLC
Senior Notes
5.50% due 11/18/14*	200,000	197,087
VTB Capital SA
Notes
6.88% due 05/29/18	200,000	175,000
Westpac Banking Corp.
Sub. Notes
1.91% due 09/30/09(4)(9)	570,000	222,300

		2,552,108

Banks-Money Center - 0.0%

Bank of Scotland PLC
Senior Sub. Notes
1.50% due 11/30/09(4)(9)	310,000	127,100

Brewery - 0.1%

SABMiller PLC
Notes
6.50% due 07/15/18*	322,000	315,058

Building Products-Doors & Windows - 0.0%

Masonite International Corp.
Company Guar. Notes
11.00% due 04/06/15†(18)(19)	40,000	200

Cellular Telecom - 0.1%

VIP Finance Ireland, Ltd.
Notes
8.38% due 04/30/13	200,000	182,500

Computers-Memory Devices - 0.1%

Seagate Technology HDD Holdings
Company Guar. Notes
6.80% due 10/01/16	395,000	297,237

Containers-Metal/Glass - 0.1%

Rexam PLC
Senior Notes
6.75% due 06/01/13*	173,000	155,801

Diversified Financial Services - 0.1%

CIT Group Funding Co. of Canada
Company Guar. Notes
5.20% due 06/01/15	400,000	265,632

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc.
Senior Notes
8.00% due 11/15/14*	360,000	332,100

Diversified Minerals - 0.4%

Anglo American Capital PLC
Company Guar. Notes
9.38% due 04/08/19*	144,000	153,084
Rio Tinto Finance USA, Ltd.
Company Guar. Notes
9.00% due 05/01/19	250,000	268,147
Teck Resources, Ltd.
Senior Sec. Notes
10.25% due 05/15/16*	500,000	506,250
Teck Resources, Ltd.
Senior Sec. Notes
10.75% due 05/15/19*	355,000	365,206

		1,292,687

Diversified Operations - 0.1%

Hutchison Whampoa International, Ltd.
Company Guar. Notes
7.63% due 04/09/19*	378,000	402,393

Electric-Integrated - 0.4%

Electricite de France
Notes
6.50% due 01/26/19*	592,000	639,630
Electricite de France
Notes
6.95% due 01/26/39*	600,000	657,852

		1,297,482

Food-Meat Products - 0.2%

JBS SA
Company Guar. Notes
9.38% due 02/07/11	375,000	352,500
JBS SA
Senior Notes
10.50% due 08/04/16*	200,000	167,000

		519,500

Independent Power Producers - 0.0%

AES Drax Energy, Ltd.
Sec. Notes
11.50% due 08/30/10†(6)(18)(21)	175,000	175

Insurance-Multi-line - 0.1%

Aegon NV
Senior Notes
3.22% due 07/15/14(4)(9)	112,000	37,240
XL Capital Finance PLC
Company Guar. Notes
6.50% due 01/15/12	125,000	109,029
XL Capital, Ltd.
Senior Notes
5.25% due 09/15/14	219,000	178,549

		324,818

Investment Companies - 0.0%

Xstrata Finance Canada, Ltd.
Company Guar. Notes
6.90% due 11/15/37*	91,000	65,757

Medical Products - 0.3%

Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
5.01% due 12/01/13(4)	560,000	403,200
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
7.75% due 04/01/14	790,000	383,150

		786,350

Medical-Drugs - 0.1%

Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	420,000	378,000

Metal-Diversified - 0.0%

Falconbridge, Ltd.
Senior Notes
7.35% due 06/05/12	144,000	132,888

Multimedia - 0.0%

Quebecor Media, Inc.
Senior Notes
7.75% due 03/15/16	125,000	110,938

Oil Companies-Exploration & Production - 0.7%

Canadian Oil Sands, Ltd.
Senior Notes
7.75% due 05/15/19*	135,000	132,004
Compton Petroleum Finance Corp.
Company Guar. Notes
7.63% due 12/01/13	945,000	472,500
Gaz Capital SA
Bonds
9.25% due 04/23/19*	150,000	154,196
OPTI Canada, Inc.
Senior Notes
7.88% due 12/15/14	1,350,000	911,250
OPTI Canada, Inc.
Senior Notes
8.25% due 12/15/14	235,000	162,150
Talisman Energy, Inc.
Senior Notes
7.75% due 06/01/19	240,000	251,607

		2,083,707

Oil Companies-Integrated - 0.1%

Petro-Canada
Senior Notes
6.05% due 05/15/18	100,000	93,459

Shell International Finance BV
Company Guar. Notes
4.00% due 03/21/14	120,000	123,977
Suncor Energy, Inc.
Senior Notes
6.85% due 06/01/39	179,000	160,868

		378,304

Oil-Field Services - 0.2%

North American Energy Partners, Inc.
Senior Notes
8.75% due 12/01/11	590,000	492,650

Pipelines - 0.2%

Kinder Morgan Finance Co. ULC
Company Guar. Notes
5.35% due 01/05/11	525,000	510,562
Kinder Morgan Finance Co. ULC
Company Guar. Notes
5.70% due 01/05/16	78,000	66,690

		577,252

Printing-Commercial - 0.0%

Quebecor World Capital Corp.
Company Guar. Notes
8.75% due 03/15/16†*(18)(19)	800,000	72,000

Real Estate Operations & Development - 0.1%

Atlantic Finance Ltd.
Notes
8.75% due 05/27/14*	140,000	137,503

Satellite Telecom - 0.8%

Intelsat Intermediate Holding Co., Ltd.
Senior Notes
9.50% due 02/01/15*(8)	600,000	541,500
Intelsat Subsidiary Holding Co., Ltd.
Senior Notes
8.50% due 01/15/13*	475,000	465,500
Intelsat Subsidiary Holding Co., Ltd.
Senior Notes
8.88% due 01/15/15*	275,000	270,875
Intelsat Subsidiary Holding Co., Ltd., Series B
Senior Notes
8.88% due 01/15/15*	1,000,000	980,000

		2,257,875

Sovereign - 0.0%

Perusahaan Penerbit SBSN
Notes
8.80% due 04/23/14*	130,000	137,475

Special Purpose Entities - 0.1%

Hellas Telecommunications Luxembourg II
Sub. Notes
6.88% due 01/15/15*(4)	560,000	106,400
Hybrid Capital Funding I LP
Bonds
8.00% due 06/30/11(9)	286,000	74,360
SMFG Preferred Capital, Ltd.
Sub. Notes
6.08% due 01/25/17*(4)(9)	121,000	93,435

		274,195

Steel-Producers - 0.1%

ArcelorMittal
Senior Notes
9.85% due 06/01/19	110,000	113,063
Steel Capital SA
Notes
9.75% due 07/29/13	100,000	81,500

		194,563

SupraNational - 0.1%

Corporacion Andina de Fomento
Notes
8.13% due 06/04/19	137,000	140,939

Telecom Services - 0.3%

Global Crossing UK Finance PLC
Company Guar. Notes
10.75% due 12/15/14	676,000	507,000
Wind Acquisition Finance SA
Company Guar. Bonds
10.75% due 12/01/15*	300,000	315,000

		822,000

Telephone-Integrated - 0.4%

British Telecommunications PLC
Bonds
9.13% due 12/15/30	170,000	178,541
Deutsche Telekom International Finance BV
Company Guar. Bonds
6.75% due 08/20/18	125,000	133,214
Telecom Italia Capital SA
Company Guar. Notes
4.95% due 09/30/14	383,000	363,562
Telecom Italia Capital SA
Company Guar. Bonds
6.20% due 07/18/11	350,000	361,313
Telemar Norte Leste SA
Senior Notes
9.50% due 04/23/19*	100,000	106,000

		1,142,630

Transport-Marine - 0.0%

BW Group, Ltd.
Notes
6.63% due 06/28/17	100,000	77,000

Transport-Rail - 0.2%

Canadian National Railway Co.
Senior Notes
6.38% due 10/15/11	315,000	342,998
Canadian Pacific Railway Co.
Notes
6.50% due 05/15/18	300,000	286,500

		629,498

Warehousing & Harbor Transportation Services - 0.1%

DP World, Ltd.
Notes
6.85% due 07/02/37		290,000	203,029

Total Foreign Corporate Bonds & Notes (cost $21,438,108)			19,159,344

FOREIGN GOVERNMENT AGENCIES - 16.9%
Sovereign - 16.9%

Canadian Government Bond
Bonds
3.75% due 06/01/12	CAD	1,663,000	1,609,001
Canadian Government Bond
Notes
4.25% due 06/01/18	CAD	1,560,000	1,536,380
Credit Suisse First Boston International for City of Kiev Ukraine
Bonds
8.00% due 11/06/15		570,000	273,398
Emirate of Abu Dhabi
Notes
6.75% due 04/08/19*		550,000	570,879
Federal Republic of Brazil
Notes
5.88% due 01/15/19		650,000	654,875
Federal Republic of Brazil
Bonds
6.00% due 01/17/17		540,000	557,010
Federal Republic of Brazil
Bonds
7.13% due 01/20/37		250,000	267,500
Federal Republic of Brazil
Notes
8.00% due 01/15/18		810,000	907,200
Federal Republic of Brazil
Bonds
8.25% due 01/20/34		900,000	1,057,500
Federal Republic of Brazil
Notes
8.75% due 02/04/25		715,000	865,150
Federal Republic of Brazil
Bonds
8.88% due 10/14/19		450,000	552,375
Federal Republic of Brazil
Notes
11.00% due 08/17/40		1,665,000	2,172,825
Federal Republic of Brazil
Bonds
12.50% due 01/05/16	BRL	820,000	475,097
Federal Republic of Germany
Bonds
4.25% due 07/04/14	EUR	230,000	348,864
Federal Republic of Germany
Bonds
5.25% due 07/04/10	EUR	125,000	184,804
Government of Australia
Bonds
6.00% due 02/15/17	AUD	1,030,000	870,381
Government of Australia
Bonds
6.25% due 06/15/14	AUD	1,050,000	899,660
Government of Australia
Bonds
6.50% due 05/15/13	AUD	1,000,000	862,329
Government of Japan
Bonds
1.30% due 06/20/12	JPY	104,000,000	1,116,598
Government of Japan
Bonds
1.40% due 06/20/12	JPY	23,300,000	250,974
Government of Japan
Bonds
1.40% due 12/20/15	JPY	28,000,000	299,429
Government of Japan
Bonds
1.70% due 09/20/17	JPY	39,600,000	427,341
Government of Netherlands
Bonds
3.25% due 07/15/15	EUR	303,000	426,873
Kingdom of Norway
Bonds
5.00% due 05/15/15	NOK	16,460,000	2,794,868
Kingdom of Norway
Bonds
6.50% due 05/15/13	NOK	7,600,000	1,356,006
Kingdom of Sweden
Bonds
4.00% due 12/01/09	SEK	5,600,000	752,851
Kingdom of Sweden
Bonds
5.39% due 08/12/15	SEK	11,475,000	1,625,001
Republic of Argentina
Notes
2.50% due 12/31/38(12)		827,637	188,287
Republic of Argentina
Bonds
8.28% due 12/31/33		985,163	426,083
Republic of Colombia
Notes
7.38% due 01/27/17		300,000	324,450
Republic of Colombia
Notes
7.38% due 03/18/19		657,000	696,420
Republic of Colombia
Bonds
7.38% due 09/18/37		715,000	724,652
Republic of Columbia
Bonds
8.13% due 05/21/24		250,000	273,125
Republic of Georgia
Notes
7.50% due 04/15/13		1,300,000	999,700
Republic of Indonesia
Bonds
6.63% due 02/17/37		795,000	670,360

Republic of Panama
Bonds
6.70% due 01/26/36	450,000	432,000
Republic of Peru
Bonds
6.55% due 03/14/37	60,000	58,290
Republic of Peru
Notes
7.35% due 07/21/25	280,000	300,020
Republic of Peru
Bonds
8.75% due 11/21/33	380,000	459,800
Republic of Philippines
Bonds
7.75% due 01/14/31	480,000	519,600
Republic of Philippines
Bonds
8.38% due 06/17/19	785,000	908,637
Republic of Philippines
Senior Notes
9.50% due 02/02/30	325,000	405,844
Republic of Philippines
Notes
10.63% due 03/16/25	415,000	552,988
Republic of South Africa
Bonds
6.88% due 05/27/19	300,000	301,500
Republic of South Korea
Bonds
7.13% due 04/16/19	500,000	533,066
Republic of Turkey
Notes
6.88% due 03/17/36	330,000	298,650
Republic of Turkey
Bonds
7.00% due 09/26/16	465,000	469,650
Republic of Turkey
Notes
7.00% due 06/05/20	540,000	529,200
Republic of Turkey
Notes
7.25% due 03/15/15	650,000	664,625
Republic of Turkey
Notes
7.38% due 02/05/25	550,000	551,375
Republic of Turkey
Bonds
7.50% due 11/07/19	325,000	332,313
Republic of Turkey
Notes
8.00% due 02/14/34	467,000	479,843
Republic of Turkey
Notes
9.50% due 01/15/14	880,000	985,600
Republic of Turkey
Senior Bonds
11.88% due 01/15/30	440,000	652,300
Republic of Uruguay
Notes
7.63% due 03/21/36	200,000	196,000
Republic of Uruguay
Bonds
8.00% due 11/18/22	740,000	773,300
Republic of Venezuela
Bonds
7.65% due 04/21/25	360,000	183,600
Republic of Venezuela
Notes
8.50% due 10/08/14	390,000	261,300
Republic of Venezuela
Bonds
9.00% due 05/07/23	520,000	300,300
Republic of Venezuela
Bonds
9.25% due 09/15/27	1,680,000	1,058,400
Republic of Venezuela
Bonds
9.25% due 05/07/28	480,000	276,000
Republic of Venezuela
Bonds
9.38% due 01/13/34	370,000	214,600
Russian Federation
Senior Bonds
7.50% due 03/31/30(12)	4,680,000	4,668,300
Russian Federation
Notes
12.75% due 06/24/28	190,000	274,550
State of Qatar
Senior Notes
6.55% due 04/09/19*	210,000	217,875
United Mexican States
Notes
5.63% due 01/15/17	494,000	503,880
United Mexican States
Notes
5.88% due 02/17/14	550,000	579,700
United Mexican States
Notes
5.95% due 03/19/19	250,000	255,250
United Mexican States
Notes
6.05% due 01/11/40	250,000	235,000
United Mexican States
Notes
6.75% due 09/27/34	625,000	642,187
United Mexican States
Bonds
7.50% due 04/08/33	340,000	377,400
United Mexican States
Notes
8.13% due 12/30/19	570,000	672,600

United Mexican States
Bonds
8.30% due 08/15/31	310,000	373,550

Total Foreign Government Agencies
(cost $48,423,715)		49,517,339

FOREIGN GOVERNMENT TREASURIES - 1.7%
Sovereign - 1.7%

New South Wales Treasury Corp.
Government Guar. Bonds
6.00% due 05/01/12	1,790,000	1,489,465
United Kingdom Gilt Treasury
Bonds
5.00% due 03/07/12	630,000	1,101,910
United Kingdom Gilt Treasury
Bonds
4.50% due 03/07/13	560,000	970,831
United Kingdom Gilt Treasury
Bonds
5.00% due 03/07/18	740,000	1,332,927

Total Foreign Government Treasuries
(cost $4,691,696)		4,895,133

LOANS - 0.6%
Auto/Truck Parts & Equipment-Original - 0.2%

Lear Corp.
10.49% due 04/25/12(5)(13)(14)(24)	1,000,000	671,250

Diversified Financial Services - 0.3%

Wind Acquisition Holdings Finance S.A.
8.36% due 12/21/11(5)(6)(13)(14)	1,204,811	1,036,137

Theaters - 0.1%

AMC Entertainment Holdings, Inc.
6.32% due 06/15/12(5)(6)(13)(14)	233,468	172,183

Total Loans
(cost $2,016,951)		1,879,570

U.S. GOVERNMENT AGENCIES - 15.2%
Federal Home Loan Bank - 0.1%

3.13% due 06/10/11	400,000	413,387

Federal Home Loan Mtg. Corp. - 8.2%

4.13% due 07/12/10	200,000	208,042
4.50% due 02/01/20	312,823	322,205
4.50% due 08/01/20	108,084	111,326
4.50% due 03/01/23	827,088	847,064
4.50% due 01/01/39	702,135	707,259
5.00% due 09/01/18	402,254	419,584
5.00% due 07/01/20	276,040	286,638
5.00% due 05/01/34	507,754	520,871
5.00% due 02/01/35	80,814	82,902
5.00% due 07/01/35	327,936	336,202
5.00% due 10/01/35	212,513	217,871
5.00% due 11/01/35	783,527	803,279
5.00% due 11/01/37	363,989	372,767
5.00% due 03/01/38	531,460	544,275
5.33% due 12/01/35(4)	334,253	347,523
5.50% due 06/01/22	621,294	648,449
5.50% due 07/01/35	252,012	261,014
5.50% due 05/01/37	569,685	589,054
5.50% due 06/01/37	23,133	23,919
5.50% due 10/01/37	3,438,198	3,555,097
5.50% due 12/01/37	426,374	440,871
5.50% due 01/01/38	571,159	590,757
5.50% due 02/01/38	674,722	697,663
5.82% due 01/01/37(4)	252,871	263,892
5.95% due 10/01/36(4)	2,098,553	2,194,078
6.00% due 01/01/30	21,117	22,293
6.00% due 02/01/32	131,416	138,656
6.00% due 07/01/35	193,217	202,654
6.00% due 05/01/37	20,154	21,104
6.00% due 10/01/37	379,235	397,107
6.00% due 12/01/37	3,285,356	3,440,178
6.14% due 09/01/36(4)	74,436	77,726
6.50% due 07/01/29	3,833	4,134
6.50% due 12/01/35	1,440	1,536
6.50% due 02/01/36	124,979	133,300
6.50% due 11/01/37	437,264	465,871
6.88% due 09/15/10	772,000	828,832
7.00% due 06/01/29	13,122	14,198
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	280,000	291,384
Series 3317, Class PD
5.00% due 09/15/31	360,000	377,626
Series 3116, Class PD
5.00% due 10/15/34	1,310,000	1,376,167
Series 3349, Class HB
5.50% due 06/15/31	642,000	674,284

		23,859,652

Federal National Mtg. Assoc. - 6.1%

4.50% due 06/01/19	273,602	282,576
4.50% due 01/01/39	244,942	247,112
4.75% due 12/15/10	251,000	266,134
5.00% due 03/15/16	163,000	178,852
5.00% due 01/01/23	723,476	749,190
5.00% due 04/01/23	552,646	572,288
5.00% due 10/01/35	888,288	911,615
5.00% due 01/01/37	113,696	116,557
5.00% due 03/01/37	121,144	124,192
5.00% due 05/01/37	24,832	25,457
5.00% due 06/01/37	630,262	646,124
5.00% due 07/01/37	726,142	744,417
5.00% due 09/01/37	783,377	803,092

5.00% due 05/01/38	3,181,369	3,261,255
5.46% due 01/01/37(4)	938,554	967,390
5.50% due 03/01/18	16,179	17,002
5.50% due 11/01/22	238,514	249,186
5.50% due 01/01/29	49,006	51,206
5.50% due 05/01/29	16,835	17,561
5.50% due 06/01/34	308,602	320,239
5.50% due 02/01/36(4)	172,380	179,898
5.50% due 09/01/36	1,957,439	2,026,663
5.50% due 11/01/36	7,043	7,292
5.50% due 11/01/36	50,944	52,746
5.50% due 04/01/37	559,454	579,065
5.50% due 03/01/38	353,569	365,942
5.50% due 03/01/38	213,363	220,830
6.00% due 02/01/32	56,638	59,924
6.00% due 10/01/34	2,672	2,816
6.00% due 10/01/34	2,690	2,834
6.00% due 07/01/37	254,880	267,159
6.00% due 08/01/37	705,634	739,629
6.00% due 10/01/37	617,464	647,212
6.50% due 12/01/31	66,741	71,985
6.50% due 02/01/35	71,572	76,457
6.50% due 07/01/36	241,685	257,840
6.50% due 11/01/37	1,386,373	1,478,965
7.50% due 03/01/32	8,665	9,500
8.50% due 08/01/31	10,166	11,134
Federal National Mtg. Assoc. REMIC
Series 2005-12, Class BE
5.00% due 11/25/30	350,000	367,804

		17,977,140

Government National Mtg. Assoc. - 0.8%

6.00% due 09/15/38	2,151,662	2,249,966

Total U.S. Government Agencies
(cost $42,960,468)		44,500,145

U.S. GOVERNMENT TREASURIES - 3.3%
United States Treasury Bonds - 0.7%

3.63% due 04/15/28 TIPS(15)	578,613	690,358
4.38% due 02/15/38	604,000	606,737
4.50% due 05/15/38	503,000	516,361
5.25% due 11/15/28	127,000	142,081
8.13% due 08/15/19	117,000	160,473

		2,116,010

United States Treasury Notes - 2.6%

2.00% due 11/30/13	328,000	325,899
2.13% due 01/31/10	500,000	505,801
2.75% due 02/28/13	105,000	108,896
2.75% due 02/15/19	360,000	338,317
3.38% due 07/31/13	449,000	474,922
3.50% due 02/15/18	234,000	236,578
3.63% due 12/31/12	900,000	962,508
3.88% due 05/15/18	57,000	59,137
4.00% due 02/15/15	500,000	536,367
4.25% due 08/15/15	90,000	97,812
4.50% due 11/15/15	536,000	591,275
4.63% due 11/15/16	130,000	143,173
4.63% due 02/15/17	875,000	964,141
4.88% due 04/30/11	1,700,000	1,828,430
6.50% due 02/15/10	300,000	312,867

		7,486,123

Total U.S. Government Treasuries
(cost $9,671,188)		9,602,133

COMMON STOCK - 0.3%
Energy-Alternate Sources - 0.0%

Verasun Energy Corp.†(6)(17)	50,000	0

Food-Misc. - 0.1%

Wornick Co.†(5)(6)(17)	1,722	86,100

Gambling (Non-Hotel) - 0.0%

Shreveport Gaming Holdings, Inc.†(5)(6)(17)	1,280	24,717

Independent Power Producers - 0.0%

Mirant Corp.†	902	14,080

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(5)(6)(17)	5,372	54

Oil Companies-Exploration & Production - 0.2%

EXCO Resources, Inc.†	41,578	639,886
Transmeridian Exploration, Inc.†	1,852	33

		639,919

Oil-Field Services - 0.0%

Trico Marine Services, Inc.†	8,393	24,759

Retail-Music Store - 0.0%

MTS, Inc.†(5)(6)(17)	3,863	0

Total Common Stock
(cost $1,280,822)		789,629

PREFERRED STOCK - 0.3%
Banks-Commercial - 0.1%

CoBank ACB
11.00%*	5,396	230,960

Banks-Money Center - 0.1%

Santander Finance Preferred SA
4.00%(4)	11,600	138,620

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX
6.38%	4,350	80,170

Diversified Financial Services - 0.1%

General Electric Capital Corp.
8.00%(8)	6,436	136,057

Finance-Mortgage Loan/Banker - 0.0%

Freddie Mac
0.00%†(4)	5,100	2,652

Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc.
15.00%(10)(17)	1,303	10,424

Special Purpose Entity - 0.0%

Structured Repackaged Asset-Backed Trust Securities
3.00%(4)	9,200	121,624

Total Preferred Stock
(cost $1,242,800)		720,507

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc.
Expires 12/15/10
(strike price $4.31)†(17)
(cost $18,990)	6,905	69

Total Long-Term Investment Securities
(cost $292,105,621)		275,825,091

REPURCHASE AGREEMENT - 5.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/29/09,

to be repurchased 06/01/09 in the amount of $14,880,012 and collateralized by Federal

Home Loan Bank Bonds, bearing interest at 0.80% due 04/30/10 and having approximate value of $15,328,225

(cost $14,880,000)	14,880,000	14,880,000

TOTAL INVESTMENTS
(cost $306,985,621) (16)	99.3%	290,705,091
Other assets less liabilities	0.7	2,038,543

NET ASSETS	100.0%	$292,743,634

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2009, the aggregate value of these securities was $38,998,844 representing 13.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security - the rate reflected is as of May 31, 2009, maturity date reflects the stated maturity date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2009.
(5)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2009, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings Inc.
Loan Agreement	06/08/07	$200,000	$195,000
6.32% due 06/15/12	09/17/07	5,525	5,525
	12/20/07	5,507	5,507
	03/26/08	5,330	6,262
	06/23/08	4,266	4,513
	09/15/08	4,336	4,580
	12/19/08	4,447	4,690
	04/01/09	4,057	4,307

		233,468	230,384	$172,183	$73.75	0.06%

Critical Care Systems International, Inc.
Common Stock	06/17/04	635	0
	11/09/04	4,737	0

		5,372	0	54	0.01	0.00

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/05	125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000
	02/15/09	5,000	5,000

		140,000	140,000	28,000	20.00	0.01

Lear Corp.
Loan Agreement
10.49% due 04/25/12	05/13/09	1,000,000	580,000	671,250	67.13	0.23

MTS, Inc.
Senior Notes
10.00% due 03/15/09	03/16/04	12,337	44,410
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	45,634	764	5.00	0.00

MTS, Inc.
Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming Holdings, Inc.
Common Stock	07/21/05	257	5,887
	07/29/05	1,023	23,550

		1,280	29,437	24,717	19.31	0.01

Southern Energy, Inc.
Notes
7.90% due 07/15/09	01/10/06	725,000	0	0	0.00	0.00

Wind Acquisitions Holdings Finance SA Loan Agreement 8.36% due to 12/21/11	03/15/07	103,153	107,628
	03/19/07	103,153	103,150
	06/21/07	103,187	104,446
	07/18/07	3,287	3,443
	07/18/07	3,288	3,288
	10/31/07	10,185	10,185
	10/31/07	200,000	201,908
	10/31/07	500,000	501,159
	01/31/08	32,674	32,674
	04/30/08	29,983	23,393
	08/08/08	27,481	27,331
	10/21/08	29,252	29,102
	01/22/09	34,409	34,257
	04/20/09	24,759	24,603

		1,204,811	1,206,567	1,036,137	86.00	0.35

Wornick Co. Common Stock	08/08/08	1,722	225,265	86,100	50.00	0.03

				$2,019,205		0.69%

(6)	Illiquid security. At May 31, 2009, the aggregate value of these securities was $1,873,947, representing 0.6% of net assets.
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(13)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities.
(15)	Principal amount of security is adjusted for inflation.
(16)	See Note 4 for cost of investments on a tax basis.
(17)	Fair valued security; see Note 1
(18)	Bond in default
(19)	Company has filed Chapter 11 bankruptcy protection.
(20)	Company has filed Chapter 7 bankruptcy protection.
(21)	Company has filed bankruptcy in country of issuance.
(22)	Bond is in default and did not pay principal at maturity.
(23)	Bond is in default of interest subsequent to May 31, 2009.
(24)	Loan is subject to an unfunded loan commitment. See Note 5 for details.

TIPS – Treasury Inflation Protected Securities

Country Allocation*
United States	74.2%
Canada	3.0
Brazil	2.8
United Kingdom	2.3
Russia	1.8
Turkey	1.7
Australia	1.7
Norway	1.5
Mexico	1.2
Bermuda	0.9
Philippines	0.8
Sweden	0.9
Venezuela	0.9
Japan	0.7
Colombia	0.6
Luxembourg	0.5
Netherlands	0.3
Cayman Islands	0.4
Unknown	0.3
Uruguay	0.4
Peru	0.3
Indonesia	0.2
France	0.2
United Arab Emirates	0.3
South Korea	0.2
Argentina	0.2
Ireland	0.2
Germany	0.2
Panama	0.1
South Africa	0.1
Qatar	0.1
Spain	0.1
Jersey	0.1
Greece	0.1

99.3%

*	Calculated as a percentage of net assets

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See Notes to Portfolio of Investments

VALIC Company II

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements ” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Aggressive Growth Lifestyle Fund		Capital Appreciation Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$79,808,689	$—	$55,677,865	$—
Level 2 - Other Significant Observable Inputs	—	—	1,943,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$79,808,689	$—	$57,620,865	$—

	Conservative Growth Lifestyle Fund		Core Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$51,960,243	$—	$12,679,905	$—
Level 2 - Other Significant Observable Inputs	—	—	152,145,524	—
Level 3 - Significant Unobservable Inputs	—	—	1,001,753	—

Total	$51,960,243	$—	$165,827,182	$—

	High Yield Bond Fund		International Small Cap Equity Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$1,020,946	$—	$14,483,233	$—
Level 2 - Other Significant Observable Inputs	163,736,452	—	480,313,639	—
Level 3 - Significant Unobservable Inputs	10,353,416	—	0	—

Total	$175,110,814	$—	$494,796,872	$—

	Large Cap Value Fund		Mid Cap Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$140,682,955	$—	$133,432,529	$—
Level 2 - Other Significant Observable Inputs	1,831,649	—	8,347,081	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$142,514,604	$—	$141,779,610	$—

	Mid Cap Value Fund		Moderate Growth Lifestyle Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$397,829,709	$—	$125,080,400	$—
Level 2 - Other Significant Observable Inputs	16,348,435	—	—	—
Level 3 - Significant Unobservable Inputs	1,054,154	—	—	—

Total	$415,232,298	$—	$125,080,400	$—

	Money Market II Fund		Small Cap Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$—	$—	$37,309,156	$—
Level 2 - Other Significant Observable Inputs	278,714,259	—	1,115,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$278,714,259	$—	$38,424,156	$—

	Small Cap Value Fund		Socially Responsible Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$270,813,802	$968,874	$562,871,137	$5,058,809
Level 2 - Other Significant Observable Inputs	9,670,000	—	39,717,878	—
Level 3 - Significant Unobservable Inputs	—	—	0	—

Total	$280,483,802	$968,874	$602,589,015	$5,058,809

	Strategic Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$10,760,014	$—
Level 2 - Other Significant Observable Inputs	275,561,788	—
Level 3 - Significant Unobservable Inputs	4,383,289	—

Total	$290,705,091	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Core Bond Fund		High Yield Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/30/2008	$460,800	$—	$10,098,268	$—
Accrued discounts/premiums	2,091	—	87,035	—
Realized gain(loss)	4,285	—	(25,132)	—
Change in unrealized appreciation(depreciation)	(206,486)	—	(3,488,569)	—
Net purchases(sales)	68,676	—	2,202,449	—
Transfers in and/or out of Level 3	672,387	—	1,479,365	—

Balance as of 5/31/2009	$1,001,753	$—	$10,353,416	$—

	International Small Cap Equity Fund		Mid Cap Value Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/30/2008	$131,845	$—	$8,253,189	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	(131,845)	—	(1,517,821)	—
Net purchases(sales)	—	—	(3,000,000)	—
Transfers in and/or out of Level 3	—	—	(2,681,214)	—

Balance as of 5/31/2009	$0	$—	$1,054,154	$—

	Socially Responsible Fund		Strategic Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/30/2008	$0	$—	$1,994,650	$—
Accrued discounts/premiums	—	—	283	—
Realized gain(loss)	—	—	16,261	—
Change in unrealized appreciation(depreciation)	—	—	(663,984)	—
Net purchases(sales)	—	—	1,120,808	—
Transfers in and/or out of Level 3	—	—	1,915,271	—

Balance as of 5/31/2009	$0	$—	$4,383,289	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of May 31, 2009, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	7.87%	$23,601,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated May 29, 2009, bearing interest at a rate of 0.15% per annum, with a principal amount of $300,000,000, a repurchase price of $300,003,750 and maturity date of June 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.63%	01/15/18	$67,742,200	$68,250,267
U.S. Treasury Inflation Index Notes	2.00	01/15/14	200,000,000	237,750,000

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended May 31, 2009, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC II Funds*	$1,701,163	$2,124,571
Conservative Growth Lifestyle	Various VC II Funds*	1,990,008	987,611
Large Cap Value	VC I Money Market Fund	358	—
Moderate Growth Lifestyle	Various VC II Funds*	3,513,387	2,554,372

Fund	Security	Market Value at 08/31/08	Cost of Purchases†	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/09
Aggressive Growth Lifestyle	Various VC II Funds*	$91,616,795	$110,080,744	$99,973,515	$(29,730,750)	$7,815,415	$79,808,689
Conservative Growth Lifestyle	Various VC II Funds*	58,567,566	78,331,680	76,014,780	(12,998,004)	4,073,781	51,960,243
Large Cap Value Fund	VC I Money Market I Fund	—	3,817,434	1,985,785	—	—	1,831,649
Moderate Growth Lifestyle	Various VC II Funds*	145,945,620	193,740,889	186,934,926	(43,187,256)	15,516,073	125,080,400

*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

Note 4 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2009.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$99,937,875	$—	$36,165,092	$(36,165,092)
Capital Appreciation	64,440,434	2,877,142	9,696,712	(6,819,570)
Conservative Growth Lifestyle	52,060,174	—	6,332,172	(6,332,172)
Core Bond	173,040,180	4,956,704	12,057,302	(7,100,598)
High Yield Bond	206,286,601	1,383,431	65,725,821	(64,342,390)
International Small Cap Equity	494,501,441	49,662,137	49,366,706	295,431
Large Cap Value	157,083,890	7,384,729	21,954,015	(14,569,286)
Mid Cap Growth	143,320,142	12,204,678	13,745,210	(1,540,532)
Mid Cap Value	475,745,228	21,158,673	81,671,603	(60,512,930)
Moderate Growth Lifestyle	127,439,917	—	22,104,355	(22,104,355)
Money Market	278,714,259	—	—	—
Small Cap Growth	44,770,790	2,391,240	8,737,874	(6,346,634)
Small Cap Value	371,101,719	10,942,117	101,560,034	(90,617,917)
Socially Responsible	703,183,802	13,906,296	114,501,083	(100,594,787)
Strategic Bond	307,405,944	10,162,565	26,863,418	(16,700,853)

Note 5 — Unfunded Loan Commitments

On May 31, 2009, the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Fund	Name	Type	Maturity Date	Amount
High Yield Bond	Lear Corp.	Term Loan	04/25/12	$1,000,000
Strategic Bond	Lear Corp.	Term Loan	04/25/12	$1,000,000

Note 6. — New Accounting Pronouncements

In March 2008, the Financial Accounting Standards (“FASB”) issued FASB Statement No. 161 (“FAS 161”), Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effects on an entity’s financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The disclosure below includes additional information as a result of implementing FAS 161:

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of May 31, 2009, there was no open forward contracts held in the Funds.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include credit risk and market risk. Credit risk arises from the potential of counterparties to default on the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of May 31, 2009, the following funds had open futures contracts: Socially Responsible Fund & Small Cap Value Fund, which contracts are reported on a schedule following the Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. As of May 31, 2009, there were no open option contracts held in the Funds.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premium on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 30, 2009

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 30, 2009